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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246_
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

ALAMBIC SMALL CAP VALUE PLUS FUND

ALAMBIC SMALL CAP GROWTH PLUS FUND

Semi-Annual Report

February 29, 2016
(Unaudited)

ALAMBIC FUNDS LETTER TO SHAREHOLDERS	March 18, 2016

Dear Fellow Shareholders:

Despite the recent rebound in U.S. equities, small cap stock performance over the past 6 months continues to be hampered by higher volatility, widening credit spreads, and generally weak earnings growth, although recent performance has lifted small caps out of bear market territory relative to their June 2015 highs. Small caps tend to be negatively correlated with credit spreads and volatility and, with high-yield spreads widening and the CBOE Volatility Index above 20, performance continues to suffer. Although the Russell 2000® Index was flat for the month of February 2015 and is down only 8.97% through February this year, we expect this cycle of low liquidity and tighter credit spreads to persist this year, which will continue to weigh on the performance of small cap stocks.

Within that macro market backdrop, since inception (September 1, 2015) through February 29, 2016, the Alambic Small Cap Value Plus Fund (“ALAMX” or the “Value Fund”) has delivered a total return of -4.84% versus the Value Fund’s benchmark, the Russell 2000 Value Index, at -4.03% for the same period. Year to date, ALAMX is down -6.69% versus the Russell 2000 Value Index at -6.08%. Although month-to-month comparisons vary significantly, our tracking error to our benchmark averaged 4.38% during this same period, which is well within our expectations.

The following chart summarizes ALAMX’s cumulative performance over the past 6 months versus the Morningstar Small Cap Value category, which summarizes the average performance of small cap value managers reported in the Morningstar database.

While our stated objective is to provide returns that exceed the benchmark and the Value Fund’s peer group averages over time, we are pleased with ALAMX’s recent performance relative to its peers and we are now focused on improving performance relative to the Russell 2000 Value Index. To that end, as we look to identify the underlying factors, other than macro market trends, that have impacted the Fund’s first 6 months of performance, we note that ALAMX’s sector weights often (and most often intentionally) vary significantly from those of the benchmark. During the past 6 months, ALAMX tended to be significantly underweight in the interest rate sensitive sectors, particularly financial services and utilities. Since these sectors improved as rates declined going into the first quarter, ALAMX’s performance relative to the benchmark was negatively impacted.

1

Investment style weights can also contribute to performance. Although the largest style component of ALAMX’s portfolio is value, significant parts of the portfolio could be classified as small cap blend or small cap growth and can cause a variance in performance relative to the benchmark. We do not believe investment style weights had a material impact on the Fund’s performance relative to the benchmark in the past 6 months.

On December 29, 2015, we launched our second registered mutual fund, the Alambic Small Cap Growth Plus Fund (“ALGSX” or the “Growth Fund”). As with ALAMX, our stock selection process for the Growth Fund is also based on the systematic application of fundamental equity research principals, but for ALGSX the benchmark is the Russell 2000 Growth Index. Since inception through February 29, 2016, ALGSX has delivered a return of -7.30% versus the benchmark’s return of -13.32%. We attribute ALGSX’s strong relative performance during this period to a combination of stock selection and to an intentional investment style shift during the period that resulted in a higher value-weight than that of the Growth Fund’s benchmark.

Although macro market conditions for small caps have been challenging the past few months, we have used this period to continuously optimize our portfolio management processes. As a result, our two funds have performed well relative to their benchmarks and category peers. This validates our stated objective of consistently outperforming the benchmark indices over time.

Thank you for your ongoing trust and commitment.

Sincerely

Albert Richards	Brian Thompson	Rob Slaymaker
CEO	CRO	Partner

2

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month-end are available by calling 1-888-890-8988.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The Funds’ prospectus contains this and other important information. To obtain a copy of the Funds’ prospectus please visit our website at https://alambicfunds.com or call 1-888-890-8988 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Alambic Funds are distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Funds that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Funds, may be sold at any time and may no longer be held by the Funds. For a complete listing of securities held in the Funds as of February 29, 2016, please see the Schedule of Investments section of the Semi-Annual Report. The opinions of the Adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Funds and the market in general and statements of the Funds’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements, include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

3

ALAMBIC SMALL CAP VALUE PLUS FUND
PORTFOLIO INFORMATION
February 29, 2016 (Unaudited)

Sector Diversification (% of Net Assets)

Top 10 Equity Holdings

Security Description	% of Net Assets
Prestige Brands Holdings, Inc.	1.5%
Haverty Furniture Companies, Inc.	1.4%
FairPoint Communications, Inc.	1.4%
Alpha & Omega Semiconductor Ltd.	1.3%
DHI Group, Inc.	1.3%
Dean Foods Company	1.2%
Chase Corporation	1.2%
Bridgepoint Education, Inc.	1.1%
ManTech International Corporation - Class A	1.1%
Greif, Inc. - Class A	1.0%

4

ALAMBIC SMALL CAP GROWTH PLUS FUND
PORTFOLIO INFORMATION
February 29, 2016 (Unaudited)

Sector Diversification (% of Net Assets)

Top 10 Equity Holdings

Security Description	% of Net Assets
Greif, Inc. - Class A	1.2%
Del Taco Restaurants, Inc.	1.2%
Dean Foods Company	1.1%
EVERTEC, Inc.	1.0%
Vitamin Shoppe, Inc.	0.9%
Prestige Brands Holdings, Inc.	0.9%
Knowles Corporation	0.9%
Syntel, Inc.	0.9%
Axiall Corporation	0.9%
Carlisle Companies, Inc.	0.8%

5

ALAMBIC SMALL CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS February 29, 2016 (Unaudited)
COMMON STOCKS — 95.0%	Shares	Value
Consumer Discretionary — 14.9%
Distributors — 0.3%
Weyco Group, Inc.	200	$5,444

Diversified Consumer Services — 1.3%
Bridgepoint Education, Inc. (a)	3,400	21,522
K12, Inc. (a)	300	2,937
		24,459
Hotels, Restaurants & Leisure — 4.4%
Caesars Acquisition Company - Class A (a)	1,500	9,090
Carrols Restaurant Group, Inc. (a)	1,000	13,270
Century Casinos, Inc. (a)	2,600	17,498
Del Taco Restaurants, Inc. (a)	900	9,747
J. Alexander's Holdings, Inc. (a)	300	3,114
Monarch Casino & Resort, Inc. (a)	200	4,024
Potbelly Corporation (a)	1,100	13,805
Ruby Tuesday, Inc. (a)	100	529
Speedway Motorsports, Inc.	700	12,754
		83,831
Household Durables — 1.0%
CSS Industries, Inc.	200	5,414
Ethan Allen Interiors, Inc.	150	4,280
iRobot Corporation (a)	200	6,268
Lifetime Brands, Inc.	300	3,588
Skullcandy, Inc. (a)	100	354
		19,904
Internet & Catalog Retail — 1.0%
1-800-FLOWERS.COM, Inc. - Class A (a)	400	3,124
Gaiam, Inc. - Class A (a)	500	2,835
PetMed Express, Inc.	300	4,950
Shutterfly, Inc. (a)	200	8,888
		19,797
Leisure Products — 0.1%
JAKKS Pacific, Inc. (a)	300	2,172

Media — 1.2%
A.H. Belo Corporation - Class A	535	3,199
Crown Media Holdings, Inc. - Class A (a)	700	3,073
Discovery Communications, Inc. - Series A (a)	100	2,500
Lee Enterprises, Inc. (a)	3,400	4,522
Starz - Series A (a)	200	5,038
Time, Inc.	300	4,230
		22,562

6

ALAMBIC SMALL CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.0% (Continued)	Shares	Value
Consumer Discretionary — 14.9% (Continued)
Multiline Retail — 0.9%
Tuesday Morning Corporation (a)	2,400	$16,152

Specialty Retail — 4.2%
Barnes & Noble Education, Inc. (a)	1,200	12,816
Christopher & Banks Corporation (a)	2,500	3,525
Haverty Furniture Companies, Inc.	1,400	27,216
Office Depot, Inc. (a)	800	4,064
Outerwall, Inc.	150	4,678
Rent-A-Center, Inc.	900	11,493
Tilly's, Inc. - Class A (a)	100	719
West Marine, Inc. (a)	400	3,272
Zumiez, Inc. (a)	600	12,396
		80,179
Textiles, Apparel & Luxury Goods — 0.5%
Movado Group, Inc.	300	8,763

Consumer Staples — 5.4%
Food & Staples Retailing — 1.6%
SUPERVALU, Inc. (a)	3,800	19,418
Village Super Market, Inc. - Class A	400	10,604
		30,022
Food Products — 2.6%
Dean Foods Company	1,200	23,148
Farmer Brothers Company (a)	600	15,816
John B. Sanfilippo & Son, Inc.	20	1,392
Seaboard Corporation (a)	3	8,775
Seneca Foods Corporation - Class A (a)	50	1,663
		50,794
Household Products — 1.2%
Energizer Holdings, Inc.	200	7,788
Oil-Dri Corporation of America	400	14,736
		22,524
Energy — 2.4%
Energy Equipment & Services — 1.2%
Dawson Geophysical Company (a)	800	2,728
Gulf Island Fabrication, Inc.	400	3,564
PHI, Inc. (a)	400	7,296
RigNet, Inc. (a)	400	5,280
Unit Corporation (a)	700	3,752
		22,620

7

ALAMBIC SMALL CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.0% (Continued)	Shares	Value
Energy — 2.4% (Continued)
Oil, Gas & Consumable Fuels — 1.2%
Adams Resources & Energy, Inc.	50	$1,636
Alon USA Energy, Inc.	400	3,944
Cloud Peak Energy, Inc. (a)	1,400	2,380
EP Energy Corporation - Class A (a)	4,300	7,396
Marathon Petroleum Corporation	150	5,138
PBF Energy, Inc. - Class A	50	1,510
Whiting Petroleum Corporation (a)	300	1,203
		23,207
Financials — 25.5%
Banks — 10.9%
BancorpSouth, Inc.	100	1,992
Bank of the Ozarks, Inc.	150	5,676
BankUnited, Inc.	200	6,424
BOK Financial Corporation	100	4,887
Cathay General Bancorp	200	5,338
Citigroup, Inc.	150	5,827
Commerce Bancshares, Inc.	262	11,130
Cullen/Frost Bankers, Inc.	150	7,189
East West Bancorp, Inc.	350	10,489
F.N.B. Corporation	100	1,228
First Citizens BancShares, Inc. - Class A	10	2,341
First Financial Bankshares, Inc.	100	2,641
First Horizon National Corporation	300	3,606
First Niagara Financial Group, Inc.	300	2,772
FirstMerit Corporation	400	7,852
Hancock Holding Company	200	4,614
Hilltop Holdings, Inc. (a)	100	1,668
IBERIABANK Corporation	50	2,384
Investors Bancorp, Inc.	300	3,396
MB Financial, Inc.	300	9,156
PacWest Bancorp	300	9,654
People's United Financial, Inc.	200	2,922
Pinnacle Financial Partners, Inc.	100	4,637
PrivateBancorp, Inc.	50	1,718
Prosperity Bancshares, Inc.	350	14,158
Sterling Bancorp	300	4,323
SVB Financial Group (a)	100	8,885
Synovus Financial Corporation	350	9,307
Texas Capital Bancshares, Inc. (a)	100	3,233
U.S. Bancorp	100	3,852
UMB Financial Corporation	50	2,456

8

ALAMBIC SMALL CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.0% (Continued)	Shares	Value
Financials — 25.5% (Continued)
Banks — 10.9% (Continued)
Umpqua Holdings Corporation	1,100	$16,544
United Bankshares, Inc.	100	3,504
Webster Financial Corporation	200	6,722
Wells Fargo & Company	60	2,815
Western Alliance Bancorp (a)	150	4,458
Zions Bancorporation	400	8,528
		208,326
Capital Markets — 0.4%
American Capital Ltd. (a)	200	2,738
Charles Schwab Corporation (The)	150	3,758
		6,496
Consumer Finance — 0.2%
OneMain Holdings, Inc. (a)	200	4,514

Diversified Financial Services — 0.9%
Intercontinental Exchange, Inc.	30	7,154
Leucadia National Corporation	400	5,780
MarketAxess Holdings, Inc.	40	4,738
		17,672
Insurance — 2.0%
Assurant, Inc.	20	1,422
Brown & Brown, Inc.	300	9,693
CNO Financial Group, Inc.	800	13,944
Marsh & McLennan Companies, Inc.	120	6,846
Primerica, Inc.	50	2,109
RLI Corporation	50	3,139
		37,153
Real Estate Investment Trusts (REITs) — 11.1%
Acadia Realty Trust	500	16,525
Alexander's, Inc.	10	3,848
Altisource Residential Corporation	100	938
American Campus Communities, Inc.	150	6,565
American Tower Corporation	70	6,454
AvalonBay Communities, Inc.	30	5,149
Capstead Mortgage Corporation	600	5,826
Communications Sales & Leasing, Inc.	100	1,885
Crown Castle International Corporation	20	1,730
CubeSmart	400	11,960
CyrusOne, Inc.	100	3,964
DCT Industrial Trust, Inc.	150	5,429
Douglas Emmett, Inc.	100	2,684

9

ALAMBIC SMALL CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.0% (Continued)	Shares	Value
Financials — 25.5% (Continued)
Real Estate Investment Trusts (REITs) — 11.1% (Continued)
Education Realty Trust, Inc.	250	$9,913
Equity One, Inc.	200	5,482
Equity Residential	60	4,469
Extra Space Storage, Inc.	120	9,858
Federal Realty Investment Trust	50	7,403
Forest City Realty Trust, Inc. - Class A (a)	200	3,730
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	650	11,447
Kilroy Realty Corporation	140	7,598
Ladder Capital Corporation	319	3,298
MFA Financial, Inc.	700	4,767
Paramount Group, Inc.	200	3,024
Physicians Realty Trust	200	3,436
Prologis, Inc.	350	13,461
Public Storage	50	12,475
Simon Property Group, Inc.	25	4,743
Sovran Self Storage, Inc.	60	6,386
Starwood Property Trust, Inc.	100	1,754
STORE Capital Corporation	500	12,075
Taubman Centers, Inc.	100	7,082
Two Harbors Investment Corporation	300	2,325
Vornado Realty Trust	20	1,727
Weingarten Realty Investors	50	1,762
		211,172
Health Care — 7.4%
Biotechnology — 1.7%
Acorda Therapeutics, Inc. (a)	100	3,271
Aegerion Pharmaceuticals, Inc. (a)	300	1,692
ArQule, Inc. (a)	400	756
aTyr Pharma, Inc. (a)	300	1,341
Catabasis Pharmaceuticals, Inc. (a)	800	3,360
Emergent BioSolutions, Inc. (a)	100	3,383
Myriad Genetics, Inc. (a)	50	1,750
PDL BioPharma, Inc.	2,100	6,321
Rigel Pharmaceuticals, Inc. (a)	4,600	10,442
		32,316
Health Care Equipment & Supplies — 1.5%
Accuray, Inc. (a)	900	4,545
CryoLife, Inc.	400	4,284
Exactech, Inc. (a)	700	13,055
FONAR Corporation (a)	100	1,644
Halyard Health, Inc. (a)	100	2,552

10

ALAMBIC SMALL CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.0% (Continued)	Shares	Value
Health Care — 7.4% (Continued)
Health Care Equipment & Supplies — 1.5% (Continued)
Natus Medical, Inc. (a)	50	$1,816
		27,896
Health Care Providers & Services — 1.4%
Alliance HealthCare Services, Inc. (a)	500	3,575
Cross Country Healthcare, Inc. (a)	100	1,241
Express Scripts Holding Company (a)	60	4,223
Five Star Quality Care, Inc. (a)	3,900	9,243
Healthways, Inc. (a)	300	3,159
RadNet, Inc. (a)	900	5,130
		26,571
Health Care Technology — 0.9%
Allscripts Healthcare Solutions, Inc. (a)	800	10,016
Quality Systems, Inc.	500	7,775
		17,791
Pharmaceuticals — 1.9%
AcelRx Pharmaceuticals, Inc. (a)	500	1,855
Juniper Pharmaceuticals, Inc. (a)	300	2,247
Phibro Animal Health Corporation - Class A	100	2,766
Prestige Brands Holdings, Inc. (a)	590	28,851
Sagent Pharmaceuticals, Inc. (a)	100	1,418
		37,137
Industrials — 13.9%
Aerospace & Defense — 2.4%
AAR Corporation	800	17,032
Astronics Corporation (a)	250	7,952
Moog, Inc. - Class A (a)	100	4,318
Vectrus, Inc. (a)	900	17,325
		46,627
Building Products — 0.9%
Ply Gem Holdings, Inc. (a)	1,400	14,280
Quanex Building Products Corporation	200	3,444
		17,724
Commercial Services & Supplies — 2.2%
ACCO Brands Corporation (a)	1,900	13,889
ARC Document Solutions, Inc. (a)	2,500	8,750
Brink's Company (The)	100	2,925
Ennis, Inc.	100	1,974
Kimball International, Inc. - Class B	700	7,371
Quad/Graphics, Inc.	500	6,330
		41,239

11

ALAMBIC SMALL CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.0% (Continued)	Shares	Value
Industrials — 13.9% (Continued)
Construction & Engineering — 0.4%
Sterling Construction Company, Inc. (a)	1,500	$8,100

Electrical Equipment — 1.1%
Allied Motion Technologies, Inc.	500	9,230
General Cable Corporation	1,100	9,449
Preformed Line Products Company	50	1,635
		20,314
Machinery — 3.7%
Alamo Group, Inc.	50	2,594
Albany International Corporation - Class A	500	18,310
Commercial Vehicle Group, Inc. (a)	3,800	9,538
Eastern Company (The)	100	1,584
FreightCar America, Inc.	400	5,948
Hurco Companies, Inc.	200	5,190
Kadant, Inc.	300	11,451
L.B. Foster Company - Class A	300	4,122
L.S. Starrett Company (The) - Class A	200	1,886
Lydall, Inc. (a)	100	2,895
Navistar International Corporation (a)	900	7,569
		71,087
Marine — 0.1%
Matson, Inc.	50	2,005

Professional Services — 1.2%
Acacia Research Corporation	1,100	3,476
Kforce, Inc.	600	9,564
Resources Connection, Inc.	700	9,709
		22,749
Road & Rail — 0.8%
ArcBest Corporation	400	7,828
Avis Budget Group, Inc. (a)	100	2,564
Hertz Global Holdings, Inc. (a)	300	2,550
Swift Transportation Company (a)	100	1,704
		14,646
Trading Companies & Distributors — 0.4%
WESCO International, Inc. (a)	150	6,608

Transportation Infrastructure — 0.7%
Wesco Aircraft Holdings, Inc. (a)	1,000	12,790

12

ALAMBIC SMALL CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.0% (Continued)	Shares	Value
Information Technology — 15.7%
Communications Equipment — 1.1%
Arris International plc (a)	300	$7,167
Bel Fuse, Inc. - Class B	100	1,485
Digi International, Inc. (a)	400	3,396
Extreme Networks, Inc. (a)	2,300	6,486
Polycom, Inc. (a)	100	1,041
Sonus Networks, Inc. (a)	300	2,337
		21,912
Electronic Equipment, Instruments & Components — 0.8%
Identiv, Inc. (a)	700	1,533
KEMET Corporation (a)	300	552
Knowles Corporation (a)	500	5,690
QLogic Corporation (a)	300	3,867
Radisys Corporation (a)	1,700	4,386
		16,028
Internet Software & Services — 4.0%
Carbonite, Inc. (a)	100	757
DHI Group, Inc. (a)	3,100	24,118
EarthLink Holdings Corporation	700	3,948
Marchex, Inc. - Class B	3,200	13,728
Marin Software, Inc. (a)	1,500	4,500
Match Group, Inc. (a)	300	3,267
Monster Worldwide, Inc. (a)	2,800	8,344
Travelzoo, Inc. (a)	200	1,570
United Online, Inc. (a)	800	9,848
XO Group, Inc. (a)	400	5,712
		75,792
IT Services — 3.1%
Computer Task Group, Inc.	2,800	13,244
CSG Systems International, Inc.	300	11,388
Datalink Corporation (a)	600	4,296
Everi Holdings, Inc. (a)	1,200	3,528
Higher One Holdings, Inc. (a)	200	860
ManTech International Corporation - Class A	700	20,391
Unisys Corporation (a)	500	5,385
		59,092
Semiconductors & Semiconductor Equipment — 3.3%
Advanced Energy Industries, Inc. (a)	50	1,491
Alpha & Omega Semiconductor Ltd. (a)	2,100	24,843
Axcelis Technologies, Inc. (a)	5,600	14,000
IXYS Corporation	1,000	11,280
Sigma Designs, Inc. (a)	500	3,440

13

ALAMBIC SMALL CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.0% (Continued)	Shares	Value
Information Technology — 15.7% (Continued)
Semiconductors & Semiconductor Equipment — 3.3% (Continued)
SunEdison Semiconductor Ltd. (a)	1,200	$8,196
		63,250
Software — 2.7%
ACI Worldwide, Inc. (a)	300	5,598
American Software, Inc. - Class A	1,900	17,860
BSQUARE Corporation (a)	400	2,280
EnerNOC, Inc. (a)	400	2,456
GlobalSCAPE, Inc.	300	1,131
Glu Mobile, Inc. (a)	2,200	8,162
MicroStrategy, Inc. - Class A (a)	30	4,827
Progress Software Corporation (a)	100	2,522
QAD, Inc. - Class A	200	3,914
Rovi Corporation (a)	100	2,278
		51,028
Technology Hardware, Storage & Peripherals — 0.7%
HP, Inc.	1,200	12,828

Materials — 7.0%
Chemicals — 4.6%
AgroFresh Solutions, Inc. (a)	2,500	12,225
Chase Corporation	490	23,040
Codexis, Inc. (a)	1,100	4,466
Core Molding Technologies, Inc. (a)	100	1,138
KMG Chemicals, Inc.	200	4,290
OMNOVA Solutions, Inc. (a)	2,630	13,781
Trecora Resources (a)	300	2,898
Tredegar Corporation	1,300	17,849
Trinseo S.A. (a)	300	8,943
		88,630
Construction Materials — 0.5%
United States Lime & Minerals, Inc.	170	9,040

Containers & Packaging — 1.2%
AEP Industries, Inc.	20	1,574
Greif, Inc. - Class A	750	19,883
UFP Technologies, Inc. (a)	100	2,237
		23,694
Metals & Mining — 0.7%
Commercial Metals Company	200	2,938
Handy & Harman Ltd. (a)	100	1,995
Materion Corporation	300	7,824
		12,757

14

ALAMBIC SMALL CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.0% (Continued)	Shares	Value
Telecommunication Services — 2.8%
Diversified Telecommunication Services — 1.9%
CenturyLink, Inc.	100	$3,059
FairPoint Communications, Inc. (a)	1,800	27,054
Windstream Holdings, Inc.	800	6,016
		36,129
Wireless Telecommunication Services — 0.9%
Spōk Holdings, Inc.	1,000	17,720

Total Common Stocks — 95.0% (Cost $1,763,341)		$1,811,263

Other Assets in Excess of Liabilities — 5.0%		94,696

Net Assets — 100.0%		$1,905,959

(a)	Non-income producing security.
See accompanying notes to financial statements.

15

ALAMBIC SMALL CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS February 29, 2016 (Unaudited)
COMMON STOCKS — 95.4%	Shares	Value
Consumer Discretionary — 19.5%
Auto Components — 1.3%
Dana Holding Corporation	300	$3,732
Goodyear Tire & Rubber Company (The)	300	9,036
Tenneco, Inc. (a)	60	2,731
		15,499
Distributors — 0.4%
Weyco Group, Inc.	150	4,083

Diversified Consumer Services — 0.3%
Bridgepoint Education, Inc. (a)	317	2,007
K12, Inc. (a)	200	1,958
		3,965
Hotels, Restaurants & Leisure — 3.8%
Caesars Acquisition Company - Class A (a)	500	3,030
Carrols Restaurant Group, Inc. (a)	300	3,981
Del Taco Restaurants, Inc. (a)	1,300	14,079
Hyatt Hotels Corporation - Class A (a)	120	5,538
Isle of Capri Casinos, Inc. (a)	400	4,540
J. Alexander's Holdings, Inc. (a)	200	2,076
Monarch Casino & Resort, Inc. (a)	50	1,006
Nathan's Famous, Inc.	100	5,051
Potbelly Corporation (a)	200	2,510
Scientific Games Corporation - Class A (a)	300	2,553
		44,364
Household Durables — 2.7%
CSS Industries, Inc.	180	4,873
Ethan Allen Interiors, Inc.	50	1,426
Hovnanian Enterprises, Inc. - Class A (a)	1,500	2,265
iRobot Corporation (a)	150	4,701
La-Z-Boy, Inc.	300	7,305
Lifetime Brands, Inc.	300	3,588
Skullcandy, Inc. (a)	600	2,124
Tempur Sealy International, Inc. (a)	40	2,307
ZAGG, Inc. (a)	300	3,126
		31,715
Internet & Catalog Retail — 1.4%
Gaiam, Inc. - Class A (a)	500	2,835
NutriSystem, Inc.	400	8,140
PetMed Express, Inc.	300	4,950
		15,925

16

ALAMBIC SMALL CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.4% (Continued)	Shares	Value
Consumer Discretionary — 19.5% (Continued)
Leisure Products — 0.5%
JAKKS Pacific, Inc. (a)	400	$2,896
Johnson Outdoors, Inc. - Class A	150	3,290
		6,186
Media — 3.3%
Crown Media Holdings, Inc. - Class A (a)	1,700	7,463
Discovery Communications, Inc. - Series A (a)	150	3,750
Harte-Hanks, Inc.	2,300	7,107
Lee Enterprises, Inc. (a)	2,400	3,192
MSG Networks, Inc. - Class A (a)	500	8,210
Time, Inc.	600	8,460
		38,182
Multiline Retail — 0.7%
Fred's, Inc. - Class A	300	4,287
Tuesday Morning Corporation (a)	600	4,038
		8,325
Specialty Retail — 4.5%
American Eagle Outfitters, Inc.	200	3,052
Barnes & Noble Education, Inc. (a)	200	2,136
Buckle, Inc. (The)	150	4,770
Christopher & Banks Corporation (a)	3,500	4,935
Haverty Furniture Companies, Inc.	500	9,720
Murphy USA, Inc. (a)	20	1,274
Office Depot, Inc. (a)	800	4,064
Rent-A-Center, Inc.	100	1,277
Shoe Carnival, Inc.	100	2,357
Staples, Inc.	600	5,670
Tilly's, Inc. - Class A (a)	300	2,157
Vitamin Shoppe, Inc. (a)	400	11,036
		52,448
Textiles, Apparel & Luxury Goods — 0.6%
Fossil Group, Inc. (a)	140	6,567

Consumer Staples — 5.1%
Food & Staples Retailing — 0.8%
SpartanNash Company	200	5,490
SUPERVALU, Inc. (a)	300	1,533
Village Super Market, Inc. - Class A	100	2,651
		9,674
Food Products — 2.9%
Bunge Ltd.	140	6,961
Dean Foods Company	650	12,539

17

ALAMBIC SMALL CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.4% (Continued)	Shares	Value
Consumer Staples — 5.1% (Continued)
Food Products — 2.9% (Continued)
Farmer Brothers Company (a)	240	$6,326
General Mills, Inc.	140	8,239
		34,065
Household Products — 0.6%
Energizer Holdings, Inc.	80	3,115
Oil-Dri Corporation of America	100	3,684
		6,799
Personal Products — 0.8%
Natural Alternatives International, Inc. (a)	700	8,666

Energy — 2.0%
Energy Equipment & Services — 0.5%
Dawson Geophysical Company (a)	400	1,364
Gulf Island Fabrication, Inc.	200	1,782
RigNet, Inc. (a)	200	2,640
		5,786
Oil, Gas & Consumable Fuels — 1.5%
Alon USA Energy, Inc.	350	3,451
EP Energy Corporation - Class A (a)	2,300	3,956
Marathon Oil Corporation	400	3,284
Murphy Oil Corporation	150	2,577
ONEOK, Inc.	150	3,600
		16,868
Financials — 1.2%
Capital Markets — 0.2%
Charles Schwab Corporation (The)	50	1,252
E*TRADE Financial Corporation (a)	50	1,173
		2,425
Consumer Finance — 0.1%
OneMain Holdings, Inc. (a)	50	1,129

Insurance — 0.4%
American Equity Investment Life Holding Company	150	2,040
CNO Financial Group, Inc.	100	1,743
Genworth Financial, Inc. - Class A (a)	500	1,060
		4,843
Real Estate Investment Trusts (REITs) — 0.5%
Ladder Capital Corporation	400	4,136
MFA Financial, Inc.	200	1,362
		5,498

18

ALAMBIC SMALL CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.4% (Continued)	Shares	Value
Health Care — 18.9%
Biotechnology — 7.0%
Acceleron Pharma, Inc. (a)	60	$1,520
Aegerion Pharmaceuticals, Inc. (a)	800	4,512
Alder Biopharmaceuticals, Inc. (a)	50	949
Alexion Pharmaceuticals, Inc. (a)	10	1,408
Anacor Pharmaceuticals, Inc. (a)	100	6,378
Anavex Life Sciences Corporation (a)	300	1,341
Applied Genetic Technologies Corporation (a)	100	1,327
ARCA biopharma, Inc. (a)	300	1,032
ArQule, Inc. (a)	1,600	3,024
Array BioPharma, Inc. (a)	400	1,004
aTyr Pharma, Inc. (a)	400	1,788
Baxalta, Inc.	40	1,541
Biogen, Inc. (a)	10	2,594
Catabasis Pharmaceuticals, Inc. (a)	300	1,260
Cepheid, Inc. (a)	100	2,968
ContraFect Corporation (a)	200	680
Cytokinetics, Inc. (a)	200	1,260
Emergent BioSolutions, Inc. (a)	100	3,383
Exelixis, Inc. (a)	500	1,820
Geron Corporation (a)	500	1,205
Gilead Sciences, Inc.	20	1,745
Halozyme Therapeutics, Inc. (a)	400	3,252
Incyte Corporation (a)	20	1,470
Inovio Pharmaceuticals, Inc. (a)	200	1,260
Intrexon Corporation (a)	100	3,095
Ionis Pharmaceuticals, Inc. (a)	80	2,765
Ironwood Pharmaceuticals, Inc. (a)	300	2,895
MacroGenics, Inc. (a)	100	1,598
Medivation, Inc. (a)	50	1,788
MiMedx Group, Inc. (a)	300	2,469
Novavax, Inc. (a)	200	872
Osiris Therapeutics, Inc. (a)	100	714
Repligen Corporation (a)	50	1,287
Retrophin, Inc. (a)	150	2,135
Rigel Pharmaceuticals, Inc. (a)	600	1,362
Sage Therapeutics, Inc. (a)	60	1,764
Seattle Genetics, Inc. (a)	160	4,830
Spectrum Pharmaceuticals, Inc. (a)	300	1,356
Vanda Pharmaceuticals, Inc. (a)	300	2,355
Vertex Pharmaceuticals, Inc. (a)	20	1,710
		81,716

19

ALAMBIC SMALL CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.4% (Continued)	Shares	Value
Health Care — 18.9% (Continued)
Health Care Equipment & Supplies — 3.8%
AngioDynamics, Inc. (a)	900	$9,783
Baxter International, Inc.	40	1,581
DENTSPLY International, Inc.	140	8,534
Exactech, Inc. (a)	250	4,663
HeartWare International, Inc. (a)	50	1,598
Hologic, Inc. (a)	100	3,463
Integra LifeSciences Holdings Corporation (a)	40	2,454
InVivo Therapeutics Holdings Corporation (a)	1,000	4,690
Lantheus Holdings, Inc. (a)	600	1,272
SurModics, Inc. (a)	300	5,598
		43,636
Health Care Providers & Services — 2.7%
Alliance HealthCare Services, Inc. (a)	400	2,860
BioTelemetry, Inc. (a)	400	4,824
Express Scripts Holding Company (a)	60	4,223
Health Net, Inc. (a)	20	1,244
Healthways, Inc. (a)	100	1,053
HMS Holdings Corporation (a)	300	3,951
Landauer, Inc.	50	1,454
National Research Corporation - Class A	285	4,266
Quest Diagnostics, Inc.	80	5,322
RadNet, Inc. (a)	300	1,710
VCA, Inc. (a)	20	1,021
		31,928
Health Care Technology — 1.1%
IMS Health Holdings, Inc. (a)	200	5,156
Omnicell, Inc. (a)	50	1,369
Quality Systems, Inc.	400	6,220
		12,745
Life Sciences Tools & Services — 1.4%
Bruker Corporation (a)	150	3,897
Charles River Laboratories International, Inc. (a)	30	2,203
PAREXEL International Corporation (a)	40	2,347
PerkinElmer, Inc.	160	7,562
		16,009
Pharmaceuticals — 2.9%
AbbVie, Inc.	20	1,092
Bristol-Myers Squibb Company	60	3,716
Cempra, Inc. (a)	150	2,524
Corcept Therapeutics, Inc. (a)	300	1,146
Juniper Pharmaceuticals, Inc. (a)	300	2,247

20

ALAMBIC SMALL CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.4% (Continued)	Shares	Value
Health Care — 18.9% (Continued)
Pharmaceuticals — 2.9% (Continued)
Merck & Company, Inc.	60	$3,013
Nektar Therapeutics (a)	100	1,117
Phibro Animal Health Corporation - Class A	180	4,979
Prestige Brands Holdings, Inc. (a)	220	10,758
Sagent Pharmaceuticals, Inc. (a)	150	2,127
TherapeuticsMD, Inc. (a)	200	1,222
		33,941
Industrials — 14.8%
Aerospace & Defense — 1.3%
AAR Corporation	50	1,064
Astronics Corporation (a)	150	4,772
Teledyne Technologies, Inc. (a)	90	7,666
Vectrus, Inc. (a)	100	1,925
		15,427
Building Products — 1.0%
Insteel Industries, Inc.	150	3,927
Ply Gem Holdings, Inc. (a)	200	2,040
Quanex Building Products Corporation	100	1,722
Simpson Manufacturing Company, Inc.	100	3,394
		11,083
Commercial Services & Supplies — 1.5%
ARC Document Solutions, Inc. (a)	300	1,050
Brink's Company (The)	180	5,265
Deluxe Corporation	60	3,445
Kimball International, Inc. - Class B	351	3,696
Quad/Graphics, Inc.	300	3,798
		17,254
Construction & Engineering — 1.0%
Aegion Corporation (a)	100	1,811
Granite Construction, Inc.	60	2,487
Jacobs Engineering Group, Inc. (a)	60	2,319
Sterling Construction Company, Inc. (a)	900	4,860
		11,477
Electrical Equipment — 1.1%
Allied Motion Technologies, Inc.	250	4,615
Belden, Inc.	100	5,477
EnerSys	40	2,054
General Cable Corporation	130	1,117
		13,263
Industrial Conglomerates — 0.8%
Carlisle Companies, Inc.	110	9,917

21

ALAMBIC SMALL CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.4% (Continued)	Shares	Value
Industrials — 14.8% (Continued)
Machinery — 3.9%
AGCO Corporation	80	$3,959
Altra Industrial Motion Corporation	50	1,215
CIRCOR International, Inc.	80	3,207
Commercial Vehicle Group, Inc. (a)	852	2,139
FreightCar America, Inc.	350	5,204
Hurco Companies, Inc.	50	1,297
ITT Corporation	60	2,116
Joy Global, Inc.	100	1,292
Kadant, Inc.	80	3,054
L.B. Foster Company - Class A	100	1,374
L.S. Starrett Company (The) - Class A	400	3,772
Lydall, Inc. (a)	150	4,343
Navistar International Corporation (a)	700	5,887
Terex Corporation	250	5,595
Timken Company (The)	50	1,492
		45,946
Professional Services — 0.8%
CDI Corporation	600	2,928
Mistras Group, Inc. (a)	150	3,219
Resources Connection, Inc.	200	2,774
		8,921
Road & Rail — 1.8%
Avis Budget Group, Inc. (a)	310	7,948
Hertz Global Holdings, Inc. (a)	850	7,225
PAM Transportation Services, Inc. (a)	150	4,286
Swift Transportation Company (a)	100	1,704
		21,163
Trading Companies & Distributors — 0.8%
H&E Equipment Services, Inc.	100	1,317
HD Supply Holdings, Inc. (a)	50	1,390
United Rentals, Inc. (a)	120	6,188
		8,895
Transportation Infrastructure — 0.8%
Wesco Aircraft Holdings, Inc. (a)	700	8,953

Information Technology — 25.0%
Communications Equipment — 2.0%
Arris International plc (a)	250	5,973
Bel Fuse, Inc. - Class B	250	3,712
Extreme Networks, Inc. (a)	1,400	3,948
Ixia (a)	100	1,141

22

ALAMBIC SMALL CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.4% (Continued)	Shares	Value
Information Technology — 25.0% (Continued)
Communications Equipment — 2.0% (Continued)
Polycom, Inc. (a)	200	$2,082
Sonus Networks, Inc. (a)	600	4,674
TESSCO Technologies, Inc.	100	1,750
		23,280
Electronic Equipment, Instruments & Components — 3.5%
Identiv, Inc. (a)	900	1,971
Itron, Inc. (a)	40	1,594
KEMET Corporation (a)	1,100	2,024
Knowles Corporation (a)	900	10,242
Methode Electronics, Inc.	50	1,428
Multi-Fineline Electronix, Inc. (a)	300	6,771
Newport Corporation (a)	200	4,554
OSI Systems, Inc. (a)	100	6,037
QLogic Corporation (a)	100	1,289
Radisys Corporation (a)	1,700	4,386
		40,296
Internet Software & Services — 2.9%
Bankrate, Inc. (a)	600	4,596
Brightcove, Inc. (a)	400	2,400
comScore, Inc. (a)	40	1,646
DHI Group, Inc. (a)	300	2,334
GrubHub, Inc. (a)	50	1,177
LivePerson, Inc. (a)	400	2,052
Marchex, Inc. - Class B	300	1,287
Marin Software, Inc. (a)	500	1,500
MeetMe, Inc. (a)	500	1,555
Monster Worldwide, Inc. (a)	700	2,086
Perficient, Inc. (a)	150	2,708
Travelzoo, Inc. (a)	200	1,570
United Online, Inc. (a)	600	7,386
Web.com Group, Inc. (a)	100	1,815
		34,112
IT Services — 5.1%
CACI International, Inc. - Class A (a)	50	4,831
Computer Task Group, Inc.	1,100	5,203
CSRA, Inc.	50	1,297
Everi Holdings, Inc. (a)	500	1,470
EVERTEC, Inc.	1,000	11,900
Leidos Holdings, Inc.	100	4,322
NeuStar, Inc. - Class A (a)	250	6,218
Syntel, Inc. (a)	220	10,058

23

ALAMBIC SMALL CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.4% (Continued)	Shares	Value
Information Technology — 25.0% (Continued)
IT Services — 5.1% (Continued)
Teradata Corporation (a)	200	$4,990
Unisys Corporation (a)	200	2,154
VeriFone Systems, Inc. (a)	300	7,167
		59,610
Semiconductors & Semiconductor Equipment — 3.7%
Advanced Energy Industries, Inc. (a)	50	1,491
Alpha & Omega Semiconductor Ltd. (a)	600	7,098
Ambarella, Inc. (a)	40	1,856
Axcelis Technologies, Inc. (a)	1,400	3,500
CVD Equipment Corporation (a)	100	839
Qorvo, Inc. (a)	60	2,705
Rudolph Technologies, Inc. (a)	500	6,480
Sigma Designs, Inc. (a)	400	2,752
Synaptics, Inc. (a)	60	4,873
Texas Instruments, Inc.	100	5,302
Veeco Instruments, Inc. (a)	300	5,565
		42,461
Software — 6.2%
ACI Worldwide, Inc. (a)	150	2,799
Autodesk, Inc. (a)	20	1,035
BSQUARE Corporation (a)	1,100	6,270
CA, Inc.	50	1,464
Cadence Design Systems, Inc. (a)	50	1,077
CDK Global, Inc.	140	6,285
EnerNOC, Inc. (a)	1,100	6,754
EPIQ Systems, Inc.	350	4,788
Glu Mobile, Inc. (a)	700	2,597
Interactive Intelligence Group, Inc. (a)	150	4,489
MicroStrategy, Inc. - Class A (a)	10	1,609
Pegasystems, Inc.	100	2,435
Progress Software Corporation (a)	100	2,522
PTC, Inc. (a)	160	4,946
Rovi Corporation (a)	400	9,112
Solera Holdings, Inc.	20	1,114
Synchronoss Technologies, Inc. (a)	180	5,042
TiVo, Inc. (a)	500	4,195
Zynga, Inc. - Class A (a)	1,900	4,009
		72,542
Technology Hardware, Storage & Peripherals — 1.6%
Avid Technology, Inc. (a)	700	5,355
CPI Card Group, Inc. (a)	400	3,164

24

ALAMBIC SMALL CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.4% (Continued)	Shares	Value
Information Technology — 25.0% (Continued)
Technology Hardware, Storage & Peripherals — 1.6% (Continued)
Cray, Inc. (a)	50	$2,121
HP, Inc.	700	7,483
		18,123
Materials — 6.6%
Chemicals — 3.8%
AgroFresh Solutions, Inc. (a)	800	3,912
Axiall Corporation	500	9,950
Chase Corporation	160	7,523
Codexis, Inc. (a)	600	2,436
OMNOVA Solutions, Inc. (a)	411	2,154
PolyOne Corporation	100	2,691
Stepan Company	120	5,961
Trecora Resources (a)	100	966
Tredegar Corporation	400	5,492
Trinseo S.A. (a)	100	2,981
		44,066
Construction Materials — 0.5%
Headwaters, Inc. (a)	300	5,286

Containers & Packaging — 1.2%
Greif, Inc. - Class A	550	14,581

Metals & Mining — 1.1%
Commercial Metals Company	100	1,469
Handy & Harman Ltd. (a)	100	1,995
Materion Corporation	150	3,912
Reliance Steel & Aluminum Company	60	3,653
Schnitzer Steel Industries, Inc. - Class A	100	1,464
		12,493
Telecommunication Services — 2.3%
Diversified Telecommunication Services — 1.5%
CenturyLink, Inc.	150	4,588
FairPoint Communications, Inc. (a)	300	4,509
Verizon Communications, Inc.	160	8,117
		17,214

25

ALAMBIC SMALL CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.4% (Continued)	Shares	Value
Telecommunication Services — 2.3% (Continued)
Wireless Telecommunication Services — 0.8%
Spōk Holdings, Inc.	450	$7,974
United States Cellular Corporation (a)	40	1,656
		9,630

Total Common Stocks — 95.4% (Cost $1,124,578)		$1,108,980

Other Assets in Excess of Liabilities — 4.6%		54,226

Net Assets — 100.0%		$1,163,206

(a)	Non-income producing security.
See accompanying notes to financial sttements.

26

ALAMBIC FUNDS STATEMENTS OF ASSETS AND LIABILITIES February 29, 2016 (Unaudited)
	Alambic Small Cap Value Plus Fund	Alambic Small Cap Growth Plus Fund
ASSETS
Investments in securities:
At acquisition cost	$1,763,341	$1,124,578
At value (Note 2)	$1,811,263	$1,108,980
Cash	88,513	79,527
Dividends receivable	1,182	1,071
Receivable for investment securities sold	122,149	28,971
Receivable from Adviser (Note 4)	18,984	21,334
Other assets	918	—
Total assets	2,043,009	1,239,883

LIABILITIES
Payable for investment securities purchased	127,155	67,625
Payable to administrator (Note 4)	6,003	6,001
Other accrued expenses	3,892	3,051
Total liabilities	137,050	76,677

NET ASSETS	$1,905,959	$1,163,206

NET ASSETS CONSIST OF:
Paid-in capital	$2,010,507	$1,230,000
Accumulated (distributions in excess of) net investment income	(793)	49
Accumulated net realized losses from security transactions	(151,677)	(51,245)
Net unrealized appreciation (depreciation) on investments	47,922	(15,598)
NET ASSETS	$1,905,959	$1,163,206

Shares of beneficial interest outstanding (unlimied number of shares authorized, no par value)	200,792	125,442

Net asset value, offering price and redemption price per share (Note 2)	$9.49	$9.27

See accompanying notes to financial statements.

27

ALAMBIC FUNDS STATEMENTS OF OPERATIONS For the Periods Ended February 29, 2016 (Unaudited)
	Alambic Small Cap Value Plus Fund(a)	Alambic Small Cap Growth Plus Fund(b)
INVESTMENT INCOME
Dividend income	$15,916	$1,921
Foreign withholding taxes on dividends	(2)	(1)
Total investment income	15,914	1,920

EXPENSES
Fund accounting fees (Note 4)	12,082	4,009
Administration fees (Note 4)	12,000	4,000
Professional fees	9,781	2,716
Investment advisory fees (Note 4)	8,867	1,481
Compliance fees (Note 4)	6,000	2,000
Transfer agent fees (Note 4)	6,000	2,000
Trustees' fees and expenses (Note 4)	5,189	2,637
Custody and bank service fees	4,477	1,475
Registration and filing fees	2,651	1,948
Postage and supplies	3,533	1,023
Printing of shareholder reports	810	840
Other expenses	2,922	558
Total expenses	74,312	24,687
Less fee reductions and expense reimbursements by the Adviser (Note 4)	(63,112)	(22,816)
Net expenses	11,200	1,871

NET INVESTMENT INCOME	4,714	49

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from investment transactions	(151,677)	(51,245)
Net change in unrealized appreciation (depreciation) on investments	47,922	(15,598)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(103,755)	(66,843)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(99,041)	$(66,794)

(a)	Represents the period from the commencement of operations (September 1, 2015) through February 29, 2016.
(b)	Represents the period from the commencement of operations (December 29, 2015) through February 29, 2016.
See accompanying notes to financial statements.

28

ALAMBIC FUNDS STATEMENTS OF CHANGES IN NET ASSETS For the Periods Ended February 29, 2016 (Unaudited)
	Alambic Small Cap Value Plus Fund(a)	Alambic Small Cap Growth Plus Fund(b)
FROM OPERATIONS
Net investment income	$4,714	$49
Net realized losses from security transactions	(151,677)	(51,245)
Net change in unrealized appreciation (depreciation) on investments	47,922	(15,598)
Net decrease in net assets resulting from operations	(99,041)	(66,794)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(5,507)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,005,000	1,230,000
Net asset value of shares issued in reinvestment of distributions to shareholders	5,507	—
Net increase from capital share transactions	2,010,507	1,230,000

TOTAL INCREASE IN NET ASSETS	1,905,959	1,163,206

NET ASSETS
Beginning of period	—	—
End of period	$1,905,959	$1,163,206

ACCUMULATED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(793)	$49

CAPITAL SHARE ACTIVITY
Shares sold	200,250	125,442
Shares issued in reinvestment of distributions to shareholders	542	—
Net increase in shares outstanding	200,792	125,442
Shares outstanding at beginning of period	—	—
Shares outstanding at end of period	200,792	125,442

(a)	Represents the period from the commencement of operations (September 1, 2015) through February 29, 2016.
(b)	Represents the period from the commencement of operations (December 29, 2015) through February 29, 2016.
See accompanying notes to financial statements.

29

ALAMBIC SMALL CAP VALUE PLUS FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout the Period
	Period Ended February 29, 2016(a) (Unaudited)
Net asset value at beginning of period	$10.00

Income (loss) from investment operations:
Net investment income	0.02
Net realized and unrealized losses on investments	(0.50)
Total from investment operations	(0.48)

Less distributions:
Dividends from net investment income	(0.03)

Net asset value at end of period	$9.49

Total return (b)	(4.84%	)(c)

Net assets at end of period (000's)	$1,906

Ratios/supplementary data:
Ratio of total expenses to average net assets	7.93	%(d)

Ratio of net expenses to average net assets (e)	1.20	%(d)

Ratio of net investment income to average net assets (e)	0.50	%(d)

Portfolio turnover rate	176	%(c)

(a)	Represents the period from the commencement of operations (September 1, 2015) through February 29, 2016.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would be lower if the Adviser had not reduced advisory fees and reimbursed expenses (Note 4).

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).
See accompanying notes to financial statements.

30

ALAMBIC SMALL CAP GROWTH PLUS FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout the Period
	Period Ended February 29, 2016(a) (Unaudited)
Net asset value at beginning of period	$10.00

Income (loss) from investment operations:
Net investment income	0.00	(b)
Net realized and unrealized losses on investments	(0.73)
Total from investment operations	(0.73)

Net asset value at end of period	$9.27

Total return (c)	(7.30%	)(d)

Net assets at end of period (000's)	$1,163

Ratios/supplementary data:
Ratio of total expenses to average net assets	15.83	%(e)

Ratio of net expenses to average net assets (f)	1.20	%(e)

Ratio of net investment income to average net assets (f)	0.03	%(e)

Portfolio turnover rate	124	%(d)

(a)	Represents the period from the commencement of operations (December 29, 2015) through February 29, 2016.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would be lower if the Adviser had not reduced advisory fees and reimbursed expenses (Note 4).

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).
See accompanying notes to financial statements.

31

ALAMBIC FUNDS
NOTES TO FINANCIAL STATEMENTS
February 29, 2016 (Unaudited)

1. Organization

Alambic Small Cap Value Plus Fund and Alambic Small Cap Growth Plus Fund (individually, a “Fund” and collectively, the “Funds”) are each a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. Alambic Small Cap Value Plus Fund commenced operations on September 1, 2015. Alambic Small Cap Growth Plus Fund commenced operations on December 29, 2015.

The investment objective of each Fund is long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. The Funds value securities traded in the over-the-counter market at the last sale price, if available, otherwise at the most recently quoted bid price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value pursuant to procedures established by and under the direction of the Board of Trustees (the “Board”) of the Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

32

ALAMBIC FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of February 29, 2016:

Alambic Small Cap Value Plus Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$1,811,263	$—	$—	$1,811,263

Alambic Small Cap Growth Plus Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$1,108,980	$—	$—	$1,108,980

Refer to the Funds’ Schedules of Investments for a listing of common stock by industry type. As of February 29, 2016, the Funds did not have any transfers between Levels. In addition, the Funds did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 29, 2016. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

Share valuation – The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the NAV per share.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Security transactions – Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Funds distribute to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid by Alambic Small

33

ALAMBIC FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Cap Value Plus Fund to shareholders during the period ended February 29, 2016 was ordinary income. There were no distributions paid by Alambic Small Cap Growth Plus Fund during the period ended February 29, 2016.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve each Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code. Accordingly, no provision for income tax has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 29, 2016:

	Alambic Small Cap Value Plus Fund	Alambic Small Cap Growth Plus Fund
Tax cost of portfolio investments	$1,808,955	$1,126,788
Gross unrealized appreciation	$95,995	$58,225
Gross unrealized depreciation	(93,687)	(76,033)
Net unrealized appreciation (depreciation)	2,308	(17,808)
Accumulated ordinary income	—	49
Other losses	(106,856)	(49,035)
Accumulated deficit	$(104,548)	$(66,794)

The difference between the federal income tax cost of portfolio investments and the financial statement cost of each Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due primarily to the tax deferral of losses on wash sales.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for the current period and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds indentify their major tax jurisdiction as U.S. Federal.

34

ALAMBIC FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

3. Investment Transactions

During the periods ended February 29, 2016, cost of purchases and proceeds from sales of investment securities, other than short-term investments were as follows:

	Alambic Small Cap Value Plus Fund	Alambic Small Cap Growth Plus Fund
Purchases of investment securities	$5,145,047	$2,357,094
Proceeds from sales of investment securities	$3,230,029	$1,181,271

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

Each Fund’s investments are managed by Alambic Investment Management, L.P. (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement (the “Alambic Agreement”), each Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.95% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”), the Adviser has contractually agreed, until August 31, 2018, to reduce investment advisory fees and reimburse other expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; borrowing costs; interest; costs to organize the Fund; acquired fund fees and expenses such as litigation and merger or reorganization costs; extraordinary expenses and other expenses not incurred in the ordinary course of the Funds’ business; and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to an amount not exceeding 1.20% of each Fund’s average daily net assets. Accordingly, during the periods ended February 29, 2016, the Adviser did not collect any of its investment advisory fees and reimbursed other operating expenses totaling $54,245 and $21,335 for Alambic Small Cap Value Plus Fund and Alambic Small Cap Growth Plus Fund, respectively, during the periods ended February 29, 2016.

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by each Fund for a period of three years after such fees and expenses were incurred, provided the repayments do not cause Total Annual Fund Operating Expenses to exceed the (i) the expense limitations then in effect, if any, and (ii) the expense limitations in effect at the time the expensesto be repaid were incurred. As of February 29, 2016, the Adviser may seek repayment of investment advisory fee reductions and expense reimbursements totaling $63,112 and $22,816 for Alambic Small Cap Value Plus Fund and Alambic Small Cap Growth Plus Fund, respectively, no later than February 28, 2019.

An officer of the Funds is also an officer of the Adviser.

35

ALAMBIC FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides fund administration, fund accounting, compliance and transfer agency services to the Funds. Each Fund pays Ultimus fees in accordance with the agreements for such services. In addition, each Fund pays out-of-pocket expenses including but not limited to postage, supplies and costs of pricing its portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to each Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor and are not paid by the Funds for serving in such capacities.

TRUSTEE COMPENSATION

Each Independent Trustee receives from each Fund of the Trust a fee of $500 for each Board meeting attended plus reimbursement of travel and other meeting-related expenses. Each Independent Trustee also receives a $500 annual retainer from each Fund of the Trust.

PRINCIPAL HOLDERS OF FUND SHARES

As of February 29, 2016, the following shareholders owned of record 5% or more of the outstanding shares of each Fund:

Name of Record Owner	% Ownership
Alambic Small Cap Value Plus Fund
Kawishiwi Partners Trust	50%
Robert T. Slaymaker	25%
Alambic Small Cap Growth Plus Fund
Kawishiwi Partners Trust	80%
Robert T. Slaymaker	20%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting.

5. Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of February 29, 2016, Alambic Small Cap Value Plus Fund had

36

ALAMBIC FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

25.5% of the value of its net assets invested in securities within the Financials sector and Alambic Small Cap Growth Plus Fund had 25.0% of the value of its net assets invested in securities within the Information Technology sector.

6. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

37

ALAMBIC FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (September 1, 2015 and December 29, 2015 for Alambic Small Cap Value Plus Fund and Alambic Small Cap Growth Plus Fund, respectively) and held until the end of the period (February 29, 2016).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that the Funds had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds. The hypothetical returns example does not reflect actual trading in any Fund, but is used for illustrative purposes only.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s prospectus.

38

ALAMBIC FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Net Expense Ratio(a)	Expenses Paid During Period(b)
Alambic Small Cap Value Plus Fund
Actual Fund Return	$1,000.00	$ 951.60	1.20%	$5.82
Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,018.90	1.20%	$6.02

(a)	Annualized, based on the Fund’s most recent one-half year expenses.
(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

	Beginning Account Value September 1, 2015(a)	Ending Account Value February 29, 2016	Net Expense Ratio(b)	Expenses Paid During Period(c)
Alambic Small Cap Growth Plus Fund
Actual Fund Return	$1,000.00	$ 927.00	1.20%	$1.99
Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,018.90	1.20%	$6.02

(a)	Beginning Account Value is as of December 29, 2015 (date of commencement of operations) for the Actual Fund Return Information.
(b)	Annualized, based on the Fund’s expenses for the period since inception.
(c)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 63/366 (to reflect the period since inception) and 182/366 (to reflect the one-half year period), for Actual Fund Return and Hypothetical 5% Return information, respectively.

39

ALAMBIC FUNDS OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-890-8988, or on the U.S. Securities and Exchange Commission (“SEC”) website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the period ended June 30 will be available on or before August 31, 2016 without charge upon request by calling toll-free 1-888-890-8988, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-888-890-8988. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

40

ALAMBIC FUNDS DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited)

The Board, including the Independent Trustees voting separately, reviewed and approved the Alambic Agreement with the Adviser for an initial two-year term for the Alambic Small Cap Value Plus Fund (the “Alambic Value Fund”) and a term of about 20 months for the Alambic Small Cap Growth Plus Fund (the “Alambic Growth Fund”). For the Alambic Value Fund, the Board approved the Alambic Agreement at an in-person meeting held on July 20 and 21, 2015, at which all of the Trustees were present; for the Alambic Growth Fund, the Board approved an amendment to Schedule A to the Alambic Agreement to include the Alambic Growth Fund at a similar meeting held on October 19 and 20, 2015.

In the course of their deliberations, the Board was advised by legal counsel. The Board received and reviewed a substantial amount of information provided by the Adviser in response to requests of the Board and counsel.

In considering the Alambic Agreement and reaching its conclusions with respect thereto, the Board reviewed and analyzed various factors that it determined were relevant, including the factors described below.

The nature, extent, and quality of the Adviser’s services to the Funds. In this regard, the Board considered the Adviser’s responsibilities and services under the Alambic Agreement, including, without limitation, the Adviser’s procedures for formulating investment recommendations and assuring compliance with each Fund’s investment objective and limitations, proposed initial marketing and distribution efforts, and compliance procedures and practices. After reviewing the foregoing and further information regarding the Adviser’s services, the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser are satisfactory and adequate for each Fund.

The Adviser’s investment management capabilities and experience. In this regard, the Board considered the investment management experience of the Adviser, including the Adviser’s experience and plans for implementing each Fund’s investment objective and strategies. The Board also considered the Adviser’s experience in managing similar types of strategies and building quantitative models, and its plans for implementing such strategies and models. In particular, the Board reviewed the Adviser’s prior experience and performance with other accounts that had similar investment objectives and strategies for each Fund. The Board also considered the similarities and differences between Alambic Value Fund and Alambic Growth Fund. After consideration of these factors, as well as other factors, the Board determined that the Adviser has the requisite experience to serve as investment adviser for each Fund.

The costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds. In this regard, the Board considered the Adviser’s staffing, personnel, and methods of operation; the education and experience of its key personnel; its compliance program, policies, and procedures; its financial condition; the projected asset levels of each Fund; and the overall expenses of the Funds, including their respective advisory fee. The Board reviewed the ELA, and noted the benefits that would result to each Fund from the Adviser’s commitment to reduce its advisory fee or reimburse other operating expenses until August 31, 2018. The Board considered the Adviser’s financial condition and its ability to

41

ALAMBIC FUNDS DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

satisfy its financial commitments to each Fund. The Board also considered potential benefits for the Adviser in managing the Funds, including promotion of the Adviser’s name. The Board compared each Fund’s proposed advisory fee and overall expense ratio to other comparable funds (in terms of the type of fund, the style of investment management, the projected size of the Fund, and the nature of the investment strategy) and the fees charged by the Adviser to its other managed accounts.

For Alambic Value Fund, the Board noted that its advisory fee of 0.95% was equal to the average and slightly above the median for funds in its custom peer group, and the fee was in the third quartile of the larger Morningstar Small Cap Value Category. The Board further noted that the proposed overall annual expense ratio of 1.20% for the Fund is in the top quartile of the Fund’s custom peer group (i.e., at the less expensive end of the range). Additionally, the proposed overall annual expense ratio is also in the top quartile of the Morningstar Small Cap Value Category.

For Alambic Growth Fund, the Board noted that its advisory fee of 0.95% was slightly above the average and slightly below the median for its custom peer group, and the fee was in the third quartile of the Morningstar Small Cap Growth Category. The Board further noted that the proposed total expense ratio of 1.20% is above the average and median for the Fund’s custom peer group, but below the average and median of the Morningstar Small Cap Growth Category.

Upon further consideration of the foregoing, the Board concluded that the proposed advisory fees to be paid to the Adviser by each Fund are fair and reasonable.

The extent to which the Funds and their investors would benefit from economies of scale. In this regard, the Board considered the Alambic Agreement and the ELA. The Board determined that the shareholders of each Fund would benefit from the ELA until each Fund’s assets grew to a level where its expenses are below the expense limit. The Board considered each Fund’s projected asset levels, expectations for growth, and fees, and determined that the Funds’ fee arrangements with the Adviser would provide benefits for the next two years (for the Alambic Value Fund) and 20 months (for the Alambic Growth Fund). The Board concluded the Funds’ arrangements with the Adviser were fair and reasonable in relation to the nature and quality of the Adviser’s services.

Brokerage and portfolio transactions. In this regard, the Board considered the Adviser’s policies and procedures as it relates to seeking best execution for its clients, including the Funds. The Board also considered the anticipated portfolio turnover rate for each Fund; the method and basis for selecting and evaluating the broker-dealers used by the Adviser; any anticipated allocation of portfolio business to persons affiliated with the Adviser; and the extent to which the Funds’ trades may be allocated to soft-dollar arrangements. After further review and discussion, the Board determined that the Adviser’s practices regarding brokerage and portfolio transactions were satisfactory.

42

ALAMBIC FUNDS DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

Possible conflicts of interest. In evaluating the possibility for conflicts of interest, the Board considered such matters as the Adviser’s processes and best execution procedures. The Board also considered the substance and administration of the Adviser’s code of ethics. Following further consideration and discussion, the Board determined that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

After full consideration of the above factors as well as other factors, the Board unanimously concluded that approval of the Alambic Agreement was in the best interests of each Fund and its shareholders.

43

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BLUE CURRENT GLOBAL DIVIDEND FUND

INSTITUTIONAL CLASS (BCGDX)

Semi-Annual Report

February 29, 2016

(Unaudited)

BLUE CURRENT GLOBAL DIVIDEND FUND LETTER TO SHAREHOLDERS	March 29, 2016

Dear Shareholders:

The global equity markets continue to be volatile and influenced by global central bank tinkering, a global currency war, and a commodity bear market. All three factors have led to uncertainty over global growth prospects and have resulted in a profits recession. The S&P 500 Index, for example, has experienced three consecutive quarters of declining earnings through year-end 2015, which has not occurred since 2008-2009.

Not surprisingly, global equities were down over 5% over the six month period ending February 29, 2016. The Blue Current Global Dividend Fund (the “Fund”) has navigated through the six months of rough seas relatively well with a -1.5% return. Year-to-date through February 29th, the Fund was down -2.5% while the US and global equity markets were down between -4 to -8% during this period. While we do not manage the Fund to a specific index, the Fund’s benchmark, the MSCI World High Dividend Yield Index, was down -2.8% since the beginning of the year, and down -0.5% during the six months ended February 29, 2016. Since inception, the Fund has proved the benefits of its high quality dividend approach by outperforming the Fund’s benchmark by 3.8%.

The top 5 contributors to the Fund over the last six months were Kimberly Clark, ACE/Chubb, Microsoft, Spectra Energy, and National Health Investors. These 5 winners contributed with a +2.3% return. However, they were equally offset by the top 5 losers in the portfolio which were Novartis, Volkswagen, Abbot Labs, Wells Fargo, and BB&T. Broadly speaking, our stock selection was solid during the six month period as measured by 52% of the Fund’s stocks up, while 48% were down.

The Fund was particularly active during the last quarter to take advantage of the dislocation in the equity markets over fears from China, central bank policy, and declining commodity prices. New positions include Spectra Energy, Home Depot, Exxon Mobil, Walgreens Boots, Brinker International, Bank of NY Mellon, Apple, Intercontinental Hotels, and Schlumberger. We exited BB&T, Kingfisher, Pentair, Ford, Cinemark, and Target. We are excited about upgrading the Fund with these new positions which offer attractive dividend yields, dividend growth, and total return potential. In fact, the Fund has owned several of the new positions before, including Apple, which we last sold 25% higher than our re-entry price, and we are thrilled to see them decline to another attractive entry point for the Fund to own again.

For the first time since the inception of the Fund, the Fund was fully invested, with cash representing 0.3% of the portfolio. The Fund’s geographic exposure is measured under two criteria. From a domicile perspective, 37% of the portfolio is domiciled outside the US. From a sales perspective, 53% of the portfolio consists of companies whose revenues outside the US are greater than 50%.

1

It is important to remind shareholders of our philosophy and objectives. In the current environment, investors need to make every penny work for them. With yield in short supply and safe income streams providing little return, high quality companies with growing and sustainable cash flow from across the globe might be less risky than you think – and more fruitful. Over the long run, we believe dividends matter.

The Fund utilizes its investment expertise in growing cash flow through what we believe is a niche universe of high quality, dividend-paying companies with sustainable business models and dividend policies. The primary objectives are to pay a stable and increasing dividend each quarter and deliver attractive long term capital appreciation to investors.

The Blue Current investment team concentrates on a select portfolio of 25-50 companies across developed markets that meet our stringent quality standards. We focus on companies that we believe have a strong history of rewarding shareholders and have the financial ability to continue to increase the dividend over time. We also focus on the future earnings potential of each company and strive to purchase those businesses when they are trading at a discount to what we believe is their true value.

At the time of this writing, the markets have recovered from their February 11 bottom. The increase in volatility continues to be associated with central bank policies which impact rates, currencies and commodity prices. The near-term high correlation of oil and stock prices is unprecedented. When oil drops, stocks drop and vice versa.

What currently keeps us up at night is a negative feedback loop from the Federal Reserve’s (the “Fed”) policy. For example, an increase in US rates potentially strengthens the dollar, decreases commodity prices, pressures the high yield and equity markets, and ultimately increases savings (wealth effect) which leads to a slowdown in consumer spending and a US recession. Meanwhile, a stronger dollar from Fed tightening potentially leads to another China Yuan devaluation which could lead to further weakness in emerging markets. This all leads to a decline in oil/commodities which feeds back to lower asset prices.

To illustrate the impact of currency and commodities further in the US as an example, the S&P 500 Index is in a profits recession since Q3 2014 due to a 25% appreciation in the dollar and a 60% decline in commodity prices. As discussed earlier, this is the first time since 2008-2009 that the S&P 500 Index’s earnings-per-share has declined for three consecutive quarters, resulting in a 22% decline in quarterly earnings since its Q3 2014 peak (Source: Standard & Poors).

Our outlook is straightforward: the US consumer is critical to the global economy. Right now we believe the US consumer is healthy, and personal consumption, which represents 69% of US GDP, is moderate. Meanwhile, oil declines of this magnitude have never led to a US recession. A global recession has never occurred without a US recession. Our base case is that the market’s earnings contribution from energy cannot get much worse from its current low base (a negative 4.2% earnings contribution over the last year compared to a positive 11.6% one-year earnings contribution from the third quarter of 2014) and that the US energy market only represents 1% of total US employment. The focus is on the consumer and, as mentioned before, Fed policy may ultimately determine the outcome of consumer health and confidence by its actions.

2

In summary, our near-term outlook continues to be for a low return stock market environment which makes us thankful for the strategy we run: dividends will likely make up a greater portion of total equity returns. We remain disciplined with our process to not overpay for the companies we seek: a select portfolio of high quality businesses that offer a high dividend yield (>3%) and a high dividend growth rate (>10%). The portfolio today is yielding 3.3% and we anticipate achieving a 10% growth rate in dividends by the end of the year (the Fund’s 30-day SEC yield as of February 29, 2016 was 1.9%).

Our focus on high quality companies with strong balance sheets and business models that can sustain current and higher dividend payouts should be a relative winner in the environment we anticipate, particularly if value stocks come into fashion again – which appears to be the case thus far in the first two months of 2016.

Sincerely,

Henry “Harry” M. T. Jones Co-Portfolio Manager Blue Current Global Dividend Fund	Dennis Sabo, CFA Co-Portfolio Manager Blue Current Global Dividend Fund

3

Disclosure and Risk Summary

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month-end are available by calling 1-800-514-3583.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit our website at www.bluecurrentfunds.com or call 1-800-514-3583 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time, and may no longer be held by the Fund. For a complete list of securities held by the Fund as of February 29, 2016, please see the Schedule of Investments section of the Semi-Annual Report. The opinions of the Fund’s adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements, include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

4

BLUE CURRENT GLOBAL DIVIDEND FUND
PORTFOLIO INFORMATION
February 29, 2016 (Unaudited)

Sector Diversification
(% of Net Assets)

Top Ten Equity Holdings

Security Description	% of Net Assets
Comcast Corporation - Class A	4.0%
Chubb Ltd.	4.0%
Wells Fargo & Company	3.9%
Vodafone Group plc - ADR	3.3%
Unilever plc - ADR	3.0%
C.H. Robinson Worldwide, Inc.	3.0%
Accenture plc - Class A	3.0%
Stanley Black & Decker, Inc.	3.0%
Abbott Laboratories	2.9%
United Parcel Service, Inc. - Class B	2.9%

5

BLUE CURRENT GLOBAL DIVIDEND FUND SCHEDULE OF INVESTMENTS February 29, 2016 (Unaudited)
COMMON STOCKS — 98.7%	Shares	Value
Consumer Discretionary — 21.3%
Hotels, Resturants & Leisure — 3.5%
Brinker International, Inc.	9,450	$470,610
InterContinental Hotels Group plc - ADR	17,860	674,929
		1,145,539
Household Durables — 1.6%
Leggett & Platt, Inc.	11,240	501,978

Leisure Products — 2.0%
Hasbro, Inc.	8,445	640,722

Media — 10.4%
Cinemark Holdings, Inc.	22,500	744,750
Comcast Corporation - Class A	22,530	1,300,657
Sky plc (a)	48,460	699,938
WPP plc (a)	30,420	640,780
		3,386,125
Specialty Retail — 2.0%
Home Depot, Inc. (The)	5,175	642,321

Textiles, Apparel & Luxury Goods — 1.8%
Christian Dior SE (a)	3,390	596,138

Consumer Staples — 14.9%
Beverages — 2.0%
Diageo plc - ADR	6,307	647,098

Food & Staples Retailing — 3.9%
Walgreens Boots Alliance, Inc.	6,000	473,640
Wal-Mart Stores, Inc.	12,054	799,662
		1,273,302
Food Products — 7.5%
Danone SA (a)	11,700	813,706
Nestlé SA - ADR	9,225	644,459
Unilever plc - ADR	22,735	973,513
		2,431,678
Household Products — 1.5%
Kimberly-Clark Corporation	3,730	486,019

See accompanying notes to financial statements.

6

BLUE CURRENT GLOBAL DIVIDEND FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 98.7% (Continued)	Shares	Value
Energy — 8.6%
Energy Equipment & Services — 1.5%
Schlumberger Ltd.	6,766	$485,257

Oil, Gas & Consumable Fuels — 7.1%
Enterprise Products Partners, L.P.	28,300	661,371
Exxon Mobil Corporation	3,860	309,379
Magellan Midstream Partners, L.P.	9,860	666,339
Spectra Energy Partners, L.P.	14,300	662,233
		2,299,322
Financials — 14.0%
Banks — 3.9%
Wells Fargo & Company	27,195	1,275,989

Capital Markets — 2.1%
Bank of New York Mellon Corporation (The)	19,300	683,027

Insurance — 6.1%
Allianz SE (a)	4,700	697,133
Chubb Ltd.	11,120	1,284,694
		1,981,827
Real Estate Investment Trusts (REITs) — 1.9%
National Health Investors, Inc.	9,900	622,809

Health Care — 8.8%
Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	24,815	961,333

Pharmaceuticals — 5.9%
Johnson & Johnson	5,900	620,739
Novartis AG - ADR	9,080	645,679
Pfizer, Inc.	21,600	640,872
		1,907,290
Industrials — 11.6%
Air Freight & Logistics — 5.9%
C.H. Robinson Worldwide, Inc.	13,920	972,034
United Parcel Service, Inc. - Class B	9,780	944,259
		1,916,293
Electrical Equipment — 2.7%
Eaton Corporation plc	15,694	890,007

Machinery — 3.0%
Stanley Black & Decker, Inc.	10,255	964,073

See accompanying notes to financial statements.

7

BLUE CURRENT GLOBAL DIVIDEND FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 98.7% (Continued)	Shares	Value
Information Technology — 11.0%
IT Services — 5.5%
Accenture plc - Class A	9,690	$971,519
Amadeus IT Holding SA - A Shares (a)	20,000	802,807
		1,774,326
Semiconductors & Semiconductor Equipment — 2.0%
Texas Instruments, Inc.	12,255	649,760

Software — 2.5%
Microsoft Corporation	15,920	810,010

Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	3,370	325,845

Materials — 2.5%
Chemicals — 2.5%
Dow Chemical Company (The)	17,000	826,370

Telecommunication Services — 6.0%
Diversified Telecommunication Services — 2.7%
Verizon Communications, Inc.	17,285	876,868

Wireless Telecommunication Services — 3.3%
Vodafone Group plc - ADR	34,910	1,061,264

Total Common Stocks (Cost $32,579,642)		$32,062,590

MONEY MARKET FUNDS — 0.3%	Shares	Value
First American Government Obligations Fund - Class Z, 0.174% (b) (Cost $101,425)	101,425	$101,425

Total Investments at Value — 99.0% (Cost $32,681,067)		$32,164,015

Other Assets in Excess of Liabilities — 1.0%		335,655

Net Assets — 100.0%		$32,499,670

ADR - American Depositary Receipt
(a)	Fair value priced (Note 1). Fair valued securities totaled $4,250,502 at February 29, 2016, representing 13.1% of net assets.
(b)	The rate shown is the 7-day effective yield as of February 29, 2016.
See accompanying notes to financial statements.

8

BLUE CURRENT GLOBAL DIVIDEND FUND SUMMARY OF COMMON STOCKS BY COUNTRY February 29, 2016 (Unaudited)
Country	Values	% of Net Assets
United States	$19,533,669	60.1%
United Kingdom	4,056,742	12.5%
Switzerland	2,574,832	7.9%
Ireland	1,861,526	5.7%
France	1,409,844	4.4%
Spain	802,807	2.5%
Germany	697,133	2.1%
Jersey	640,780	2.0%
Netherlands	485,257	1.5%
	$32,062,590	98.7%

See accompanying notes to financial statements.

9

BLUE CURRENT GLOBAL DIVIDEND FUND STATEMENT OF ASSETS AND LIABILITIES February 29, 2016 (Unaudited)
ASSETS
Investments in securities:
At acquisition cost	$32,681,067
At value (Note 2)	$32,164,015
Dividends receivable	75,340
Receivable for capital shares sold	1,801,063
Other assets	13,169
TOTAL ASSETS	34,053,587

LIABILITIES
Payable for investment securities purchased	1,530,316
Payable for capital shares redeemed	4,063
Payable to Adviser (Note 4)	8,413
Payable to administrator (Note 4)	5,840
Other accrued expenses	5,285
TOTAL LIABILITIES	1,553,917

NET ASSETS	$32,499,670

NET ASSETS CONSIST OF:
Paid-in capital	$34,283,477
Accumulated net investment income	136,041
Accumulated net realized losses from securities transactions	(1,402,796)
Net unrealized depreciation on investments	(517,052)
NET ASSETS	$32,499,670

PRICING OF INSTITUTIONAL SHARES (Note 1)
Net assets applicable to Institutional Shares	$32,499,670
Shares of Institutional Shares outstanding (no par value, unlimited number of shares outstanding)	3,529,472
Net asset value, offering and redemption price per share (Note 2)	$9.21

See accompanying notes to financial statements.

10

BLUE CURRENT GLOBAL DIVIDEND FUND STATEMENT OF OPERATIONS For the Six Months Ended February 29, 2016 (Unaudited)
INVESTMENT INCOME
Dividends	$412,707
Foreign withholding taxes on dividends	(8,099)
404,608
EXPENSES
Investment advisory fees (Note 4)	151,907
Professional fees	18,650
Administration fees (Note 4)	15,334
Fund accounting fees (Note 4)	14,204
Transfer agent fees (Note 4)	8,500
Registration and filing fees	7,476
Custodian and bank service fees	7,167
Compliance fees and expenses (Note 4)	6,669
Trustees’ fees and expenses (Note 4)	5,154
Printing of shareholder reports	4,440
Postage and supplies	2,806
Insurance expense	2,060
Pricing fees	1,999
Other expenses	4,337
TOTAL EXPENSES	250,703
Fee reductions by the Adviser (Note 4)	(98,796)
NET EXPENSES	151,907

NET INVESTMENT INCOME	252,701

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATION
Net realized gains (losses) from:
Security transactions	(1,374,758)
Foreign currency transactions (Note 5)	16,088
Net change in unrealized appreciation/depreciation on:
Investments	549,947
Forward foreign currency contracts (Note 5)	21,077
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATION	(787,646)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(534,945)

See accompanying notes to financial statements.

11

BLUE CURRENT GLOBAL DIVIDEND FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended February 29, 2016 (Unaudited)	Period Ended August 31, 2015(a)
FROM OPERATIONS
Net investment income	$252,701	$477,077
Net realized gains (losses) from:
Security transactions	(1,374,758)	(401,152)
Foreign currency transactions	16,088	1,290
Net change in unrealized appreciation/depreciation on:
Investments	549,947	(1,066,999)
Forward foreign currency contracts	21,077	(21,077)
Net decrease in net assets resulting from operations	(534,945)	(1,010,861)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Institutional Shares	(226,324)	(334,811)

FROM CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold and issued from transfer in-kind (Note 1)	7,040,148	32,922,241
Net asset value of shares issued in reinvestment of distributions	113,448	116,698
Payments for shares redeemed	(3,990,901)	(1,595,023)
Net increase in Institutional Shares net assets from capital share transactions	3,162,695	31,443,916

TOTAL INCREASE IN NET ASSETS	2,401,426	30,098,244

NET ASSETS
Beginning of period	30,098,244	—
End of period	$32,499,670	$30,098,244

ACCUMULATED NET INVESTMENT INCOME	$136,041	$93,576

CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold and issued from transfer in-kind (Note 1)	754,439	3,342,251
Shares reinvested	12,086	11,832
Shares redeemed	(431,020)	(160,116)
Net increase in shares outstanding	335,505	3,193,967
Shares outstanding, beginning of period	3,193,967	—
Shares outstanding, end of period	3,529,472	3,193,967

(a)	Represents the period from the commencement of operations (September 18, 2014) through August 31, 2015.
See accompanying notes to financial statements.

12

BLUE CURRENT GLOBAL DIVIDEND FUND INSTITUTIONAL SHARES FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended February 29, 2016 (Unaudited)		Period Ended August 31, 2015(a)
Net asset value at beginning of period	$9.42		$10.00

Income (loss) from investment operations:
Net investment income	0.07		0.16
Net realized and unrealized losses on investments	(0.21)		(0.62)
Total from investment operations	(0.14)		(0.46)

Less distributions:
From net investment income	(0.07)		(0.12)

Net asset value at end of period	$9.21		$9.42

Total return (b)	(1.53%	)(c)	(4.65%	)(c)

Net assets at end of period	$32,499,670		$30,098,244

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.64	%(d)	1.68	%(d)
Ratio of net expenses to average net assets (e)	0.99	%(d)	0.99	%(d)
Ratio of net investment income to average net assets (e)	1.65	%(d)	2.04	%(d)
Portfolio turnover rate	36	%(c)	72	%(c)

(a)	Represents the period from the commencement of operations (September 18, 2014) through August 31, 2015.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee reductions and/or expense reimbursements (Note 4).
See accompanying notes to financial statements.

13

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS
February 29, 2016 (Unaudited)

1. Organization

Blue Current Global Dividend Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report.

On September 18, 2014, the Fund accepted cash and securities at fair value, pursuant to the Fund’s valuation procedures, from certain clients of Edge Advisors, LLC (the “Adviser”). For book purposes, the cost basis recorded was equal to the securities’ fair value as of the close of the New York Stock Exchange (“NYSE”) on September 18, 2014. The net assets and shares issued resulting from these tax-free transactions were as follows:

Net Assets	Shares Issued
$6,789,313	678,931.3

After the Fund acquired the cash and securities of the Adviser’s clients in exchange for Fund shares, the Fund commenced operations on September 18, 2014.

The investment objective of the Fund is current income and capital appreciation.

The Fund currently offers one class of shares: Institutional Class shares (sold without any sales loads or 12b-1 fees and subject to a $100,000 initial investment requirement). As of February 29, 2016, the Investor Class shares (to be sold without any sales loads, but subject to a 12b-1 fee of up to 0.25% of the class’ average daily net assets and subject to a $2,500 initial investment requirement) are not currently offered. When both classes are offered, each share class will represent an ownership interest in the same investment portfolio.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at

14

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

the exchange’s most recently quoted bid price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”) of the Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities. All foreign securities are fair valued and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing quotation service.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The Fund’s foreign equity securities actively traded in foreign markets may be classified as Level 2 despite the availability of closing prices because such securities are typically valued at their fair value as determined by an independent pricing service. The Board has authorized the Fund to retain an independent pricing service to determine the fair value of its foreign securities because the value of such securities may be materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report, merger announcement); or U.S. markets-specific (such as a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). The pricing service uses an automated system

15

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

incorporating a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$27,812,088	$4,250,502	$—	$32,062,590
Money Market Funds	101,425	—	—	101,425
Total	$27,913,513	$4,250,502	$—	$32,164,015

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of February 29, 2016, the Fund did not have any transfers between Levels. In addition, the Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 29, 2016. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

Foreign currency translation – Amounts and securities denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. EST on the respective date of such transactions.

C.

The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

16

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Forward foreign currency exchange contracts – The Fund may use forward foreign currency exchange contracts to hedge exposure to foreign currency. All foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates, resulting in unrealized gains or losses. Realized and unrealized gains or losses from transactions in foreign currency exchange contracts will be included in the Fund’s Statement of Assets and Liabilities and Statement of Operations. Risks associated with these contracts include the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Share valuation – The NAV per share of each class of the Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of the Fund is equal to the NAV per share of such class, except that shareholders of the Fund are subject to a redemption fee equal to 2.00% of the NAV of the Fund shares redeemed within 7 days of purchase, except for involuntary redemptions of accounts that fall below the minimum investment amount or the redemption of Fund shares representing reinvested dividends, capital gain distributions, or capital appreciation (the “Redemption Fee”). During the periods ended February 29, 2016 and August 31, 2015, no shareholder transactions were subject to the Redemption Fee.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. The Fund may invest in real estate investment trusts (REITs) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs. The Fund may also invest in master limited partnerships (“MLPs”) whose distributions generally are comprised of ordinary income, capital gains and return of capital from the MLP. For financial statement purposes, the Fund records all income received as ordinary income. This amount may be subsequently revised based on information received from MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Security transactions – Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

17

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Distributions to shareholders – Distributions to shareholders arising from net investment income are declared and paid quarterly to shareholders. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the periods ended February 29, 2016 and August 31, 2015 was ordinary income. On March 31, 2016, the Fund paid an ordinary income dividend of $0.0298 per share to shareholders of record on March 30, 2016.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, each as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code. Accordingly, no provision for income tax has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 29, 2016:

Tax cost of portfolio investments	$32,563,449
Gross unrealized appreciation	$1,204,882
Gross unrealized depreciation	(1,604,316)
Net unrealized depreciation on investments	(399,434)
Undistributed ordinary income	50,490
Capital loss carryforward	(51,424)
Other losses	(1,309,346)
Accumulated deficit	$(1,709,714)

The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences

18

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

are temporary in nature and are primarily due to the tax deferral of losses on wash sales, the tax treatment of the cost of securities received as in-kind subscriptions at the inception of the Fund, and the tax treatment of income and capital gains on publicly-traded partnerships held by the Fund.

After the Fund acquired the cash and securities of the Adviser’s clients in exchange for Fund shares, the Fund began operations on September 18, 2014. As these transactions were determined to be non-taxable transactions by management, the Fund elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of September 18, 2014, was $6,216,553, resulting in unrealized appreciation on investments of $400,241 as of that date.

As of August 31, 2015, the Fund had a short-term capital loss carryforward of $51,424 for federal income tax purposes. This capital loss carryforward, which does not expire, may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

For the six months ended February 29, 2016, the following reclassifications were made on the Statement of Assets and Liabilities as a result of permanent differences in the recognition of capital gains or losses under income tax regulations and GAAP:

Accumulated net investment income	$16,088
Accumulated net realized losses from securities transactions	$33,299
Paid-in capital	$(49,387)

These differences are primarily due to the tax treatment of the following: the cost of in-kind subscriptions received from shareholders at the inception of the Fund, income and capital gains on publicly-traded partnerships held by the Fund, and net realized gains from foreign currency transactions. Such reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, have no effect on the Fund’s net assets or NAV per share.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current period and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

3. Investment Transactions

During the six months ended February 29, 2016, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $14,778,145 and $10,893,031, respectively.

19

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.99% of its average daily net assets.

Pursuant to an Expense Limitation Agreement between the Fund and the Adviser (the “ELA”), the Adviser has agreed, until January 1, 2018, to reduce its investment advisory fees and reimburse other expenses to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; Acquired Fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Fund’s business; and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended) to an amount not exceeding 0.99% of the Fund’s average daily net assets. Accordingly, the Adviser reduced its investment advisory fees in the amount of $98,796 during the six months ended February 29, 2016.

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expense reimbursements were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed the foregoing expense limitation. As of February 29, 2016, the Adviser may seek recoupment of investment advisory fee reductions no later than the dates stated below:

August 31, 2018	February 28, 2019	Total
$159,675	$98,796	$258,471

An officer of the Fund is also an officer of the Adviser.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including but not limited to postage, supplies and costs of pricing the Fund’s portfolio securities.

DISTRIBUTION AGREEMENT

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser for acting as principal underwriter.

20

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor and are not paid by the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each Independent Trustee receives from the Fund a $500 annual retainer and a fee of $500 for each Board meeting attended plus reimbursement of travel and other meeting-related expenses. Trustees affiliated with the Adviser or Ultimus are not compensated by the Trust for their services.

PRINCIPAL HOLDERS OF FUND SHARES

As of February 29, 2016, the following account holders owned of record 5% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
Pershing, LLC (for the benefit of one shareholder)	10%
Atlantic Capital Bancshares, Inc. (for the benefit of one shareholder)	6%
Charles Schwab & Co., Inc. (for the benefit of multiple shareholders)	6%

5. Derivatives Transactions

There were no outstanding derivative contracts held by the Fund as of February 29, 2016.

The Funds transactions in derivative instruments during the six months ended February 29, 2016 are recorded in the following locations in the Statement of Operations:

Derivative Investment Type	Location
Forward foreign currency exchange contracts	Net realized gains from foreign currency transactions
Net change in unrealized appreciation/depreciation on forward foreign currency contracts

The following is a summary of net realized gains and net change in unrealized appreciation (depreciation) on derivative instruments recognized in the Statement of Operations during the six months ended February 29, 2016:

	Net realized gains	Net change in Unrealized Appreciation/ Depreciation
Forward foreign currency exchange contracts	$3,775	$21,077

21

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The difference between the net realized gains from forward foreign currency exchange contracts per the table above and the net realized gains from foreign currency transactions per the Statement of Operations is the foreign exchange gains (losses) on income and security transactions and spot foreign currency contracts. The net realized gains reflected in the table is for the forward currency exchange contracts only.

The average net monthly notional value of forward foreign currency exchange contracts for the six months ended February 29, 2016 is $266,410.

In the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset the exposure it has on any transaction with a specific counterparty with any collateral it has received or delivered in connection with other transactions with that counterparty. Although offsetting the exposures is permitted, it is the Fund’s policy to disclose the arrangements on a gross basis. Generally, the Fund manages its cash and securities collateral on a counterparty basis. There is no offsetting of financial assets and derivatives assets to disclose as of February 29, 2016.

6. Foreign Investment Risk

Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or increase losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair an investor’s ability to bring its capital or income back to the U.S. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and may be subject to different reporting standards or regulatory requirements than those applicable to U.S. companies.

22

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

7. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations, warranties, and general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except the ordinary income dividend paid subsequent to February 29, 2016, as disclosed in Note 2.

23

BLUE CURRENT GLOBAL DIVIDEND FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (September 1, 2015) and held until the end of the period (February 29, 2016).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

24

BLUE CURRENT GLOBAL DIVIDEND FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

Institutional Class	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Net Expense Ratio	Expenses Paid During Period(a)
Based on Actual Fund Return	$1,000.00	$ 984.70	0.99%	$4.89
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,019.94	0.99%	$4.97

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

25

BLUE CURRENT GLOBAL DIVIDEND FUND
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling 1-800-514-3583, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling 1-800-514-3583, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-800-514-3583. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26

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CASTLEMAINE FUNDS

Castlemaine Emerging Markets Opportunities Fund (CNEMX)

Castlemaine Event Driven Fund (CNEVX)

Castlemaine Long/Short Fund (CNLSX)

Castlemaine Market Neutral Fund (CNMNX)

Castlemaine Multi-Strategy Fund (CNMSX)

Semi-Annual Report

February 29, 2016

(Unaudited)

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND
PORTFOLIO INFORMATION
February 29, 2016 (Unaudited)

Net Sector Exposure*

*	The net percentages are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages will not total to 100%.

Top 10 Long Equity Holdings
Security Description	% of Net Assets
AngloGold Ashanti Ltd. - ADR	3.7%
iShares MSCI Emerging Markets ETF	3.7%
Teva Pharmaceutical Industries Ltd. - ADR	3.6%
YPF S.A. - ADR	3.0%
Dr. Reddy's Laboratories Ltd. - ADR	2.9%
CEMEX, S.A.B. de C.V. - ADR	2.7%
China Mobile Ltd. - ADR	2.6%
CNOOC Ltd. - ADR	2.6%
Trina Solar Ltd. - ADR	2.5%
India Fund, Inc. (The)	2.5%

Top 10 Short Equity Holdings
Security Description	% of Net Assets
Chunghwa Telecom Company Ltd. - ADR	(3.8%)
PT Telekomunikasi Indonesia Tbk - ADR	(2.8%)
iShares MSCI Hong Kong ETF	(2.2%)
Copa Holdings, S.A. - Class A	(2.0%)
Melco Crown Entertainment Ltd. - ADR	(2.0%)
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	(1.9%)
iShares MSCI Singapore ETF	(1.6%)
Grupo Financiero Santander México, S.A.B. de C.V. - ADR - Class B	(1.3%)
Mobile TeleSystems PJSC - ADR	(1.2%)
iShares MSCI Taiwan ETF	(1.0%)

CASTLEMAINE EVENT DRIVEN FUND
PORTFOLIO INFORMATION
February 29, 2016 (Unaudited)

Net Sector Exposure*

*	The net percentages are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages will not total to 100%.

Top 10 Long Equity Holdings
Security Description	% of Net Assets
Media General, Inc.	5.5%
AGL Resources, Inc.	3.7%
Jarden Corporation	3.1%
Keurig Green Mountain, Inc.	3.0%
SanDisk Corporation	3.0%
Western Digital Corporation	2.9%
ADT Corporation (The)	2.7%
Alere, Inc.	2.7%
Yahoo!, Inc.	2.6%
Airgas, Inc.	2.3%

All Short Equity Holdings
Security Description	% of Net Assets
Market Vectors® Semiconductor ETF	(2.5%)
Market Vectors® Retail ETF	(2.4%)
Nexstar Broadcasting Group, Inc. - Class A	(1.8%)
Halliburton Company	(1.6%)
Newell Rubbermaid, Inc.	(1.6%)
Shire plc - ADR	(1.3%)
Energy Select Sector SPDR® Fund	(1.0%)

CASTLEMAINE LONG/SHORT FUND
PORTFOLIO INFORMATION
February 29, 2016 (Unaudited)

Net Sector Exposure*

*	The net percentages are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages will not total to 100%.

Top 10 Long Equity Holdings
Security Description	% of Net Assets
Agnico Eagle Mines Ltd.	4.3%
Newmont Mining Corporation	4.2%
Apple, Inc.	3.9%
Market Vectors® Gold Miners ETF	3.2%
SolarEdge Technologies, Inc.	3.0%
Canadian Solar, Inc.	2.8%
Level 3 Communications, Inc.	2.8%
Micron Technology, Inc.	2.6%
Celgene Corporation	2.5%
DHT Holdings, Inc.	2.4%

Top 10 Short Equity Holdings
Security Description	% of Net Assets
SPDR® Gold Shares	(3.9%)
iShares U.S. Basic Materials ETF	(3.9%)
Market Vectors® Semiconductor ETF	(3.7%)
Royal Bank of Canada	(3.3%)
Monster Beverage Corporation	(3.1%)
Nextera Energy, Inc.	(2.8%)
iShares U.S. Telecommunications ETF	(2.4%)
Western Union Company (The)	(2.2%)
Tyson Foods, Inc. - Class A	(2.1%)
iShares Nasdaq Biotechnology ETF	(2.1%)

CASTLEMAINE MARKET NEUTRAL FUND
PORTFOLIO INFORMATION
February 29, 2016 (Unaudited)

Net Sector Exposure*

*	The net percentages are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages will not total to 100%.

Top 10 Long Equity Holdings
Security Description	% of Net Assets
Agnico Eagle Mines Ltd.	5.8%
Market Vectors® Gold Miners ETF	4.8%
Newmont Mining Corporation	3.2%
Level 3 Communications, Inc.	2.4%
Apple, Inc.	2.4%
Cisco Systems, Inc.	2.2%
Rio Tinto plc - ADR	2.2%
Biogen, Inc.	2.1%
Ford Motor Company	2.1%
SPDR® S&P® Oil & Gas Exploration & Production ETF	2.1%

Top 10 Short Equity Holdings
Security Description	% of Net Assets
iShares U.S. Telecommunications ETF	(4.9%)
iShares U.S. Basic Materials ETF	(4.5%)
SPDR® Gold Shares	(3.9%)
Royal Bank of Canada	(2.9%)
Market Vectors® Semiconductor ETF	(2.9%)
iShares Nasdaq Biotechnology ETF	(2.1%)
Monster Beverage Corporation	(2.1%)
iShares U.S. Home Construction ETF	(2.0%)
Sanofi - ADR	(2.0%)
Health Care Select Sector SPDR® Fund	(1.6%)

CASTLEMAINE MULTI-STRATEGY FUND
PORTFOLIO INFORMATION
February 29, 2016 (Unaudited)

Net Sector Exposure*

*	The net percentages are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages will not total to 100%.
**	Percentage rounds to 0.0%.

Long Equity Holdings
Security Description	% of Net Assets
Castlemaine Long/Short Fund	20.1%
Castlemaine Emerging Markets Opportunities Fund	20.1%
Castlemaine Market Neutral Fund	19.8%
Castlemaine Event Driven Fund	19.8%
iShares iBoxx $ High Yield Corporate Bond ETF	4.7%
iShares 20+ Year Treasury Bond ETF	2.6%
iShares TIPS Bond ETF	2.2%
Market Vectors® Gold Miners ETF	1.9%
Deutsche X-Trackers MSCI Europe Hedged Equity ETF	1.2%

Short Equity Holdings
Security Description	% of Net Assets
CurrencyShares Swiss Franc Trust	(2.8%)

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS February 29, 2016 (Unaudited)
COMMON STOCKS — 51.2%	Shares	Value
Consumer Discretionary — 2.9%
Automobiles — 1.8%
Tata Motors Ltd. - ADR (a)	1,000	$22,230

Multiline Retail — 1.1%
JD.com, Inc. - ADR (a)	500	12,855

Consumer Staples — 1.4%
Beverages — 1.4%
Ambev S.A. - ADR	4,000	17,360

Energy — 10.0%
Oil, Gas & Consumable Fuels — 10.0%
China Petroleum & Chemical Corporation - ADR	500	28,435
CNOOC Ltd. - ADR	300	31,530
Sasol Ltd. - ADR	1,000	27,110
YPF S.A. - ADR	2,000	36,240
		123,315
Financials — 6.4%
Banks — 4.2%
Banco Bardesco S.A. - ADR	5,000	26,500
Itau Unibanco Holding S.A. - ADR	4,000	25,200
		51,700
Insurance — 2.2%
China Life Insurance Company Ltd. - ADR	2,500	27,275

Health Care — 6.5%
Pharmaceuticals — 6.5%
Dr. Reddy's Laboratories Ltd. - ADR	800	35,184
Teva Pharmaceutical Industries Ltd. - ADR	800	44,480
		79,664
Industrials — 2.7%
Building Products — 2.7%
CEMEX, S.A.B. de C.V. - ADR (a)	6,000	33,240

Information Technology — 5.8%
Semiconductors & Semiconductor Equipment — 5.8%
Petrobras Argentina S.A. - ADR	4,000	24,960
Siliconware Precision Industries Company Ltd. - ADR	2,000	15,160
Trina Solar Ltd. - ADR (a)	3,000	31,170
		71,290

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 51.2% (Continued)	Shares	Value
Materials — 7.5%
Metals & Mining — 5.3%
AngloGold Ashanti Ltd. - ADR (a)	3,500	$45,570
Compania de Minas Buenaventura S.A. - ADR (a)	2,000	10,440
Gold Fields Ltd. - ADR	2,000	8,540
		64,550
Paper & Forest Products — 2.2%
Fibria Celulouse S.A. - ADR	2,500	27,050

Telecommunication Services — 8.0%
Diversified Telecommunication Services — 3.9%
Telecom Argentina S.A. - ADR	1,000	18,460
Telefonica Brasil S.A. - ADR	3,000	28,740
		47,200
Wireless Telecommunication Services — 4.1%
China Mobile Ltd. - ADR	600	32,094
Turkcell Iletisim Hizmetleri A.S. - ADR	2,000	18,660
		50,754

Total Common Stocks (Cost $594,220)		$628,483

CLOSED-END FUNDS — 2.5%	Shares	Value
India Fund, Inc. (The) (Cost $31,548)	1,500	$29,969

EXCHANGE-TRADED FUNDS — 6.6%	Shares	Value
iShares MSCI Brazil Capped ETF	1,000	$20,490
iShares MSCI Emerging Markets ETF	1,500	45,465
Vanguard FTSE Emerging Markets ETF	500	15,365
Total Exchange-Traded Funds (Cost $79,538)		$81,320

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued)
PURCHASED OPTION CONTRACTS — 0.8%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts — 0.4%
iShares China Large-Cap ETF	03/18/16	$32.00	25	$775
iShares MSCI Brazil Capped ETF	03/18/16	21.00	50	3,100
iShares MSCI Brazil Capped ETF	03/18/16	32.00	100	1,400
				5,275
Put Option Contracts — 0.4%
SPDR® S&P 500® ETF Trust	04/15/16	190.00	10	4,190

Total Purchased Option Contracts (Cost $10,767)				$9,465

U.S. TREASURY OBLIGATIONS — 10.2%	Maturity	Coupon		Par Value	Value
U.S. Treasury Bills (b) (Cost $124,943)	05/12/16	0.230	%(c)	$125,000	$124,928

Total Investments at Value — 71.3% (Cost $841,016)					$874,165

Other Assets in Excess of Liabilities (d) — 28.7%					352,558

Net Assets — 100.0%					$1,226,723

ADR - American Depositary Receipt.
(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(d)	Includes cash held as margin deposits for open short positions and futures contracts.
See accompanying notes to financial statements.

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND SUMMARY OF COMMON STOCKS BY COUNTRY February 29, 2016 (Unaudited)
Country	Value	% of Net Assets
United States	$216,930	17.7%
Brazil	97,800	8.0%
Taiwan Province of China	67,170	5.5%
India	57,414	4.7%
Mexico	33,240	2.7%
Hong Kong	32,094	2.6%
Cayman Islands	31,170	2.5%
China	28,435	2.3%
South Africa	27,110	2.2%
Turkey	18,660	1.5%
Argentina	18,460	1.5%
	$628,483	51.2%

See accompanying notes to financial statements.

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND SCHEDULE OF SECURITIES SOLD SHORT February 29, 2016 (Unaudited)
COMMON STOCKS — 16.0%	Shares	Value
Consumer Discretionary — 2.0%
Hotels, Restaurants & Leisure — 2.0%
Melco Crown Entertainment Ltd. - ADR	1,500	$23,685

Financials — 1.3%
Banks — 1.3%
Grupo Financiero Santander México, S.A.B. de C.V. - ADR - Class B	2,000	15,980

Industrials — 2.0%
Airlines — 2.0%
Copa Holdings, S.A. - Class A	400	24,424

Information Technology — 1.9%
Semiconductors & Semiconductor Equipment — 1.9%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,000	23,550

Materials — 1.0%
Chemicals — 1.0%
Brakem S.A. - ADR	1,000	12,630

Telecommunication Services — 7.8%
Diversified Telecommunication Services — 7.8%
Chunghwa Telecom Company Ltd. - ADR	1,500	47,085
Mobile TeleSystems PJSC - ADR	2,000	14,000
PT Telekomunikasi Indonesia Tbk - ADR	700	34,335
		95,420

Total Common Stocks (Proceeds $195,182)		$195,689

EXCHANGE-TRADED FUNDS — 4.8%	Shares	Value
iShares MSCI Hong Kong ETF	1,500	$27,135
iShares MSCI Singapore ETF	2,000	19,400
iShares MSCI Taiwan ETF	1,000	12,840
Total Exchange-Traded Funds (Proceeds $58,848)		$59,375

Total Securities Sold Short — 20.8% (Proceeds $254,030)		$255,064

ADR - American Depositary Receipt.
See accompanying notes to financial statements.

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND SUMMARY OF COMMON STOCKS SOLD SHORT BY COUNTRY February 29, 2016 (Unaudited)
Country	Value	% of Net Assets
Taiwan Province of China	$70,635	5.8%
Indonesia	34,335	2.8%
Panama	24,424	2.0%
Hong Kong	23,685	2.0%
Mexico	15,980	1.3%
Russian Federation	14,000	1.1%
Brazil	12,630	1.0%
	$195,689	16.0%

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS February 29, 2016 (Unaudited)
WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Put Option Contracts
iShares China Large-Cap ETF	03/18/16	$28.00	25	$700	$899
iShares MSCI Emerging Markets ETF	03/18/16	29.00	25	750	880
SPDR® S&P 500® ETF Trust	04/15/16	175.00	10	1,220	1,137
Total Written Option Contracts				$2,670	$2,916

See accompanying notes to financial statements.

CASTLEMAINE EVENT DRIVEN FUND SCHEDULE OF INVESTMENTS February 29, 2016 (Unaudited)
COMMON STOCKS — 62.6%	Shares	Value
Consumer Discretionary — 17.3%
Diversified Consumer Services — 1.3%
Apollo Education Group, Inc. (a)	2,000	$16,380

Household Durables — 3.1%
Jarden Corporation (a)	700	37,016

Media — 7.6%
Media General, Inc. (a)	4,000	66,480
Starz - Series A (a)	1,000	25,190
		91,670
Multiline Retail — 3.7%
Kohl's Corporation	600	28,002
Macy's, Inc.	400	17,284
		45,286
Specialty Retail — 1.6%
Barnes & Noble, Inc.	2,000	19,400

Consumer Staples — 6.0%
Food & Staples Retailing — 2.0%
Rite Aid Corporation (a)	3,000	23,850

Food Products — 4.0%
Keurig Green Mountain, Inc.	400	36,776
Mondelēz International, Inc. - Class A	300	12,159
		48,935
Energy — 1.8%
Energy Equipment & Services — 1.8%
Baker Hughes, Inc.	500	21,435

Financials — 2.3%
Insurance — 2.3%
PartnerRe Ltd.	200	28,054

Health Care — 5.7%
Biotechnology — 1.9%
Baxalta, Inc.	600	23,112

Health Care Equipment & Supplies — 2.7%
Alere, Inc. (a)	600	31,980

Pharmaceuticals — 1.1%
Akorn, Inc. (a)	500	13,295

CASTLEMAINE EVENT DRIVEN FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 62.6% (Continued)	Shares	Value
Industrials — 5.7%
Aerospace & Defense — 1.6%
United Technologies Corporation	200	$19,324

Commercial Services & Supplies — 2.7%
ADT Corporation (The)	800	32,296

Professional Services — 1.4%
Hill International, Inc. (a)	5,000	17,500

Information Technology — 12.2%
Electronic Equipment, Instruments & Components — 1.5%
Ingram Micro, Inc. - Class A	500	17,900

Internet Software & Services — 2.6%
Yahoo!, Inc. (a)	1,000	31,790

Semiconductors & Semiconductor Equipment — 2.2%
Micron Technology, Inc. (a)	2,500	26,575

Technology Hardware, Storage & Peripherals — 5.9%
SanDisk Corporation	500	36,130
Western Digital Corporation	800	34,824
		70,954
Materials — 7.1%
Chemicals — 7.1%
Airgas, Inc.	200	28,304
Axiall Corporation	1,000	19,900
Ferro Corporation (a)	2,000	19,860
Monsanto Company	200	17,998
		86,062
Utilities — 4.5%
Electric Utilities — 0.8%
Cleco Corporation	200	9,182

Gas Utilities — 3.7%
AGL Resources, Inc.	700	45,255

Total Common Stocks (Cost $738,257)		$757,251

CASTLEMAINE EVENT DRIVEN FUND SCHEDULE OF INVESTMENTS (Continued)
PURCHASED OPTION CONTRACTS — 0.8%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts — 0.4%
Micron Technology, Inc.	03/18/16	$12.00	75	$1,350
Micron Technology, Inc.	04/15/16	13.00	30	750
United Technologies Corporation	05/20/16	105.00	10	1,200
Yahoo! Inc.	03/18/16	31.00	10	1,720
				5,020
Put Option Contracts — 0.4%
SPDR® S&P 500® ETF Trust	04/15/16	190.00	10	4,190

Total Purchased Option Contracts (Cost $9,689)				$9,210

U.S. TREASURY OBLIGATIONS — 10.3%	Maturity	Coupon		Par Value	Value
U.S. Treasury Bills (b) (Cost $124,943)	05/12/16	0.230	%(c)	$125,000	$124,928

Total Investments at Value — 73.7% (Cost $872,889)					$891,389

Other Assets in Excess of Liabilities (d) — 26.3%					318,463

Net Assets — 100.0%					$1,209,852

(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(d)	Includes cash held as margin deposits for open short positions and futures contracts.
See accompanying notes to financial statements.

CASTLEMAINE EVENT DRIVEN FUND SCHEDULE OF SECURITIES SOLD SHORT February 29, 2016 (Unaudited)
COMMON STOCKS — 6.3%	Shares	Value
Consumer Discretionary — 3.4%
Household Durables — 1.6%
Newell Rubbermaid, Inc.	500	$19,005

Media — 1.8%
Nexstar Broadcasting Group, Inc. - Class A	500	22,340

Energy — 1.6%
Energy Equipment & Services — 1.6%
Halliburton Company	600	19,368

Health Care — 1.3%
Pharmaceuticals — 1.3%
Shire plc - ADR	100	15,611

Total Common Stocks (Proceeds $75,156)		$76,324

EXCHANGE-TRADED FUNDS — 5.9%	Shares	Value
Energy Select Sector SPDR® Fund	200	$11,332
Market Vectors® Semiconductor ETF	600	30,258
Market Vectors® Retail ETF	400	29,324
Total Exchange-Traded Funds (Proceeds $69,901)		$70,914

Total Securities Sold Short — 12.2% (Proceeds $145,057)		$147,238

ADR - American Depositary Receipt.
See accompanying notes to financial statements.

CASTLEMAINE EVENT DRIVEN FUND SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS February 29, 2016 (Unaudited)
WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Put Option Contracts
Micron Technology, Inc.	04/15/16	$9.00	30	$1,050	$1,251
SPDR® S&P 500® ETF Trust	04/15/16	175.00	10	1,220	1,136
Total Written Option Contracts				$2,270	$2,387

See accompanying notes to financial statements.

CASTLEMAINE LONG/SHORT FUND SCHEDULE OF INVESTMENTS February 29, 2016 (Unaudited)
COMMON STOCKS — 65.3%	Shares	Value
Consumer Discretionary — 4.7%
Automobiles — 2.0%
Ford Motor Company	2,000	$25,020

Hotels, Restaurants & Leisure — 1.9%
McDonald's Corporation	200	23,438

Specialty Retail — 0.8%
Barnes & Noble, Inc.	1,000	9,700

Energy — 5.1%
Oil, Gas & Consumable Fuels — 5.1%
DHT Holdings, Inc.	5,000	29,150
Gener8 Maritime, Inc. (a)	4,000	24,840
Phillips 66	100	7,939
		61,929
Health Care — 12.4%
Biotechnology — 9.0%
Amgen, Inc.	200	28,456
Biogen, Inc. (a)	100	25,942
Celgene Corporation (a)	300	30,249
Gilead Sciences, Inc.	300	26,175
		110,822
Pharmaceuticals — 3.4%
GlaxoSmithKline plc - ADR	500	19,335
Mylan N.V. (a)	500	22,535
		41,870
Information Technology — 20.0%
Communications Equipment — 2.1%
Cisco Systems, Inc.	1,000	26,180

Electronic Equipment, Instruments & Components — 2.2%
Corning, Inc.	1,500	27,450

Semiconductors & Semiconductor Equipment — 9.7%
Canadian Solar, Inc. (a)	1,500	34,155
Micron Technology, Inc. (a)	3,000	31,890
NVIDIA Corporation	500	15,680
SolarEdge Technologies, Inc. (a)	1,500	36,705
		118,430
Software — 2.1%
Electronic Arts, Inc. (a)	400	25,696

CASTLEMAINE LONG/SHORT FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 65.3% (Continued)	Shares	Value
Information Technology — 20.0% (Continued)
Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc. (b)	500	$48,345

Materials — 18.0%
Chemicals — 4.4%
Monsanto Company	300	26,997
Mosaic Company (The)	1,000	26,650
		53,647
Metals & Mining — 13.6%
Agnico Eagle Mines Ltd.	1,500	52,800
BHP Billiton Ltd. - ADR (c)	1,000	22,610
Goldcorp, Inc.	1,000	14,320
Newmont Mining Corporation	2,000	51,660
Rio Tinto plc - ADR (c)	1,000	26,100
		167,490
Telecommunication Services — 2.8%
Diversified Telecommunication Services — 2.8%
Level 3 Communications, Inc. (a)	700	33,985

Utilities — 2.3%
Multi-Utilities — 2.3%
Dominion Resources, Inc.	400	27,968

Total Common Stocks (Cost $775,617)		$801,970

EXCHANGE-TRADED FUNDS — 5.2%	Shares	Value
Market Vectors® Gold Miners ETF	2,000	$38,760
SPDR® S&P® Oil & Gas Exploration & Production ETF	1,000	24,600
Total Exchange-Traded Funds (Cost $59,105)		$63,360

CASTLEMAINE LONG/SHORT FUND SCHEDULE OF INVESTMENTS (Continued)
PURCHASED OPTION CONTRACTS — 0.6%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts — 0.2%
SPDR® S&P® Oil & Gas Exploration & Production ETF	06/17/16	$27.00	20	$3,040

Put Option Contracts — 0.4%
Netflix, Inc.	03/04/16	85.00	5	100
Netflix, Inc.	03/18/16	85.00	5	645
SPDR® S&P 500® ETF Trust	04/15/16	190.00	10	4,190
				4,935
Total Purchased Option Contracts (Cost $9,652)				$7,975

U.S. TREASURY OBLIGATIONS — 10.2%	Maturity	Coupon		Par Value	Value
U.S. Treasury Bills (c) (Cost $124,942)	05/12/16	0.230	%(d)	$125,000	$124,928

Total Investments at Value — 81.3% (Cost $969,316)					$998,233

Other Assets in Excess of Liabilities (e) — 18.7%					229,623

Net Assets — 100.0%					$1,227,856

ADR - American Depositary Receipt.
(a)	Non-income producing security.
(b)	Security covers a written call option.
(c)	All or a portion of the shares have been committed as collateral for open short positions.
(d)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(e)	Includes cash held as margin deposits for open short positions and futures contacts.
See accompanying notes to financial statements.

CASTLEMAINE LONG/SHORT FUND SCHEDULE OF SECURITIES SOLD SHORT February 29, 2016 (Unaudited)
COMMON STOCKS — 15.0%	Shares	Value
Consumer Discretionary — 1.5%
Internet & Catalog Retail — 1.5%
Netflix, Inc.	200	$18,682

Consumer Staples — 5.2%
Beverages — 3.1%
Monster Beverage Corporation	300	37,650

Food Products — 2.1%
Tyson Foods, Inc. - Class A	400	25,900

Financials — 3.3%
Banks — 3.3%
Royal Bank of Canada	800	40,776

Information Technology — 2.2%
IT Services — 2.2%
Western Union Company (The)	1,500	27,390

Utilities — 2.8%
Electric Utilities — 2.8%
Nextera Energy, Inc.	300	33,846

Total Common Stocks (Proceeds $181,501)		$184,244

EXCHANGE-TRADED FUNDS — 20.0%	Shares	Value
Energy Select Sector SPDR® Fund	400	$22,664
Health Care Select Sector SPDR® Fund	200	13,240
iShares Nasdaq Biotechnology ETF	100	25,409
iShares U.S. Basic Materials ETF	700	47,320
iShares U.S. Telecommunications ETF	1,000	29,590
Market Vectors® Semiconductor ETF	900	45,387
SPDR® Gold Shares	400	47,456
Utilities Select Sector SPDR® Fund	300	13,890
Total Exchange-Traded Funds (Proceeds $235,648)		$244,956

Total Securities Sold Short — 35.0% (Proceeds $417,149)		$429,200

See accompanying notes to financial statements.

CASTLEMAINE LONG/SHORT FUND SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS February 29, 2016 (Unaudited)
WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Call Option Contracts
Apple, Inc.	03/18/16	$100.00	5	$365	$506

Put Option Contracts
Netflix, Inc.	03/04/16	75.00	5	15	252
Netflix, Inc.	03/18/16	75.00	5	130	852
Royal Bank of Canada	04/15/16	40.00	10	250	600
SPDR® S&P® 500® ETF Trust	04/15/16	175.00	10	1,220	1,137
SPDR® S&P® Oil & Gas Exploration & Production ETF	06/17/16	20.00	20	1,860	2,520
				3,475	5,361
Total Written Option Contracts				$3,840	$5,867

See accompanying notes to financial statements.

CASTLEMAINE MARKET NEUTRAL FUND SCHEDULE OF INVESTMENTS February 29, 2016 (Unaudited)
COMMON STOCKS — 40.1%	Shares	Value
Consumer Discretionary — 6.0%
Automobiles — 2.1%
Ford Motor Company	2,000	$25,020

Hotels, Restaurants & Leisure — 1.9%
McDonald's Corporation	200	23,438

Household Durables — 2.0%
D.R. Horton, Inc.	500	13,360
MDC Holdings, Inc.	500	11,055
		24,415
Health Care — 8.1%
Biotechnology — 5.0%
Amgen, Inc.	100	14,228
Biogen, Inc. (a)	100	25,942
Celgene Corporation (a)	200	20,166
		60,336
Pharmaceuticals — 3.1%
GlaxoSmithKline plc - ADR	500	19,335
Mylan N.V. (a)	400	18,028
		37,363
Information Technology — 8.9%
Communications Equipment — 2.2%
Cisco Systems, Inc. (b)	1,000	26,180

Electronic Equipment, Instruments & Components — 1.5%
Corning, Inc.	1,000	18,300

Semiconductors & Semiconductor Equipment — 2.8%
Micron Technology, Inc. (a)	2,000	21,260
NVIDIA Corporation	400	12,544
		33,804
Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.	300	29,007

Materials — 13.0%
Metals & Mining — 13.0%
Agnico Eagle Mines Ltd. (b)	2,000	70,400
BHP Billiton Ltd. - ADR (b)	1,000	22,610
Newmont Mining Corporation (b)	1,500	38,745
Rio Tinto plc - ADR (b)	1,000	26,100
		157,855

CASTLEMAINE MARKET NEUTRAL FUND SCHEDULE OF INVESTMENTS
COMMON STOCKS — 40.1% (Continued)	Shares	Value
Telecommunication Services — 2.4%
Diversified Telecommunication Services — 2.4%
Level 3 Communications, Inc. (a)	600	$29,130

Utilities — 1.7%
Multi-Utilities — 1.7%
Dominion Resources, Inc.	300	20,976

Total Common Stocks (Cost $471,735)		$485,824

EXCHANGE-TRADED FUNDS — 6.9%	Shares	Value
Market Vectors® Gold Miners ETF	3,000	$58,140
SPDR® S&P® Oil & Gas Exploration & Production ETF	1,000	24,600
Total Exchange-Traded Funds (Cost $74,370)		$82,740

U.S. TREASURY OBLIGATIONS — 10.3%	Maturity	Coupon		Par Value	Value
U.S. Treasury Bills (b) (Cost $124,943)	05/12/16	0.230	%(c)	$125,000	$124,928

Total Investments at Value — 57.3% (Cost $671,048)					$693,492

Other Assets in Excess of Liabilities (d) — 42.7%					517,149

Net Assets — 100.0%					$1,210,641

ADR - American Depositary Receipt.
(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(d)	Includes cash held as margin deposits for open short positions and futures contracts.
See accompanying notes to financial statements.

CASTLEMAINE MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT February 29, 2016 (Unaudited)
COMMON STOCKS — 11.6%	Shares	Value
Consumer Discretionary — 1.5%
Internet & Catalog Retail — 1.5%
Netflix, Inc.	200	$18,682

Consumer Staples — 3.7%
Beverages — 2.1%
Monster Beverage Corporation	200	25,100

Food Products — 1.6%
Tyson Foods, Inc. - Class A	300	19,425

Financials — 2.9%
Banks — 2.9%
Royal Bank of Canada	700	35,679

Health Care — 2.0%
Pharmaceuticals — 2.0%
Sanofi - ADR	600	23,730

Information Technology — 1.5%
IT Services — 1.5%
Western Union Company (The)	1,000	18,260

Total Common Stocks (Proceeds $141,431)		$140,876

EXCHANGE-TRADED FUNDS — 24.9%	Shares	Value
Energy Select Sector SPDR® Fund	300	$16,998
Health Care Select Sector SPDR® Fund	300	19,860
iShares Nasdaq Biotechnology ETF	100	25,409
iShares U.S. Basic Materials ETF	800	54,080
iShares U.S. Home Construction ETF	1,000	24,480
iShares U.S. Telecommunications ETF	2,000	59,180
Market Vectors® Semiconductor ETF	700	35,301
SPDR® Gold Shares	400	47,456
Utilities Select Sector SPDR Fund	400	18,520
Total Exchange-Traded Funds (Proceeds $289,409)		$301,284

Total Securities Sold Short — 36.5% (Proceeds $430,840)		$442,160

ADR - American Depositary Receipt.
See accompanying notes to financial statements.

CASTLEMAINE MULTI-STRATEGY FUND SCHEDULE OF INVESTMENTS February 29, 2016 (Unaudited)
EXCHANGE-TRADED FUNDS — 12.6%	Shares	Value
Deutsche X-Trackers MSCI Europe Hedged Equity ETF	500	$12,025
iShares 20+ Year Treasury Bond ETF (a)	200	26,196
iShares iBoxx $ High Yield Corporate Bond ETF	600	48,048
iShares TIPS Bond ETF	200	22,552
Market Vectors® Gold Miners ETF	1,000	19,380
Total Exchange-Traded Funds (Cost $124,111)		$128,201

OPEN-END FUNDS — 79.8%	Shares	Value
Castlemaine Emerging Markets Opportunities Fund (b)(c)	20,000	$204,400
Castlemaine Event Driven Fund (b)(c)	20,000	201,600
Castlemaine Long/Short Fund (b)(c)	20,000	204,600
Castlemaine Market Neutral Fund (b)(c)	20,000	201,800
Total Open-End Funds (Cost $800,000)		$812,400

PURCHASED OPTION CONTRACTS — 0.2%	Expiration Date	Strike Price	Contracts	Value
Put Option Contracts — 0.2%
CurrencyShares Japanese Yen Trust (Cost $1,960)	03/18/16	$87.00	10	$1,880

Total Investments at Value — 92.6% (Cost $926,071)				$942,481

Other Assets in Excess of Liabilities (d) — 7.4%				74,937

Net Assets — 100.0%				$1,017,418

(a)	All or a portion of the shares have been committed as collateral for open short positions.
(b)	Non-income producing security.
(c)

The security is an investment company advised by the Fund’s adviser, thereby making the company an affiliated company as defined under the Investment Company Act of 1940, as amended (the “1940 Act”) (Note 4).

(d)	Includes cash held as margin deposits for open short positions.
See accompanying notes to financial statements.

CASTLEMAINE MULTI-STRATEGY FUND SCHEDULE OF SECURITIES SOLD SHORT February 29, 2016 (Unaudited)
EXCHANGE-TRADED FUNDS — 2.8%	Shares	Value
CurrencyShares Swiss Franc Trust (Proceeds $28,930)	300	$28,956

See accompanying notes to financial statements.

CASTLEMAINE FUNDS STATEMENTS OF ASSETS AND LIABILITIES February 29, 2016 (Unaudited)
	Castlemaine Emerging Markets Opportunities Fund	Castlemaine Event Driven Fund	Castlemaine Long/Short Fund
ASSETS
Investments in securities:
At acquisition cost	$841,016	$872,889	$969,316
At value (Note 2)	$874,165	$891,389	$998,233
Cash	291,181	207,268	157,418
Deposits with brokers for securities sold short (Note 2)	101,595	139,012	400,752
Margin deposits for futures contracts (Notes 2 and 5)	148,997	122,163	149,290
Dividends receivable	525	962	2,867
Receivable for investment securities sold	164,141	75,269	42,578
Unrealized appreciation on forward foreign currency exchange contracts (Notes 2 and 5)	2,115	—	—
Receivable from Adviser (Note 4)	6,483	5,488	5,475
TOTAL ASSETS	1,589,202	1,441,551	1,756,613

LIABILITIES
Securities sold short, at value (Note 2) (proceeds $254,030, $145,057 and $417,149, respectively)	255,064	147,238	429,200
Written options, at value (Notes 2 and 5) (premiums received $2,916, $2,387 and $5,867, respectively)	2,670	2,270	3,840
Dividends payable on securities sold short (Note 2)	580	203	321
Payable for investment securities purchased	89,415	73,677	87,020
Unrealized depreciation on forward foreign currency exchange contracts (Notes 2 and 5)	5,989	—	—
Payable to administrator (Note 4)	5,513	5,012	5,013
Accrued brokerage expense on securities sold short (Note 2)	26	77	141
Other accrued expenses	3,222	3,222	3,222
TOTAL LIABILITIES	362,479	231,699	528,757

NET ASSETS	$1,226,723	$1,209,852	$1,227,856

See accompanying notes to financial statements.

CASTLEMAINE FUNDS STATEMENTS OF ASSETS AND LIABILITIES February 29, 2016 (Unaudited) (Continued)
	Castlemaine Emerging Markets Opportunities Fund	Castlemaine Event Driven Fund	Castlemaine Long/Short Fund
Net assets consist of:
Paid-in capital	$1,200,000	$1,200,000	$1,200,000
Accumulated net investment income (loss)	(2,946)	(2,044)	681
Accumulated net realized gain (losses) from security transactions	1,182	(4,540)	8,282
Net unrealized appreciation (depreciation) on:
Investments	33,149	18,500	28,917
Short positions	(1,034)	(2,181)	(12,051)
Written option contracts	246	117	2,027
Forward foreign currency exchange contracts (Note 5)	(3,874)	—	—
Net assets	$1,226,723	$1,209,852	$1,227,856

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	120,000	120,000	120,000

Net asset value, offering price and redemption price per share (Note 2)	$10.22	$10.08	$10.23

See accompanying notes to financial statements.

CASTLEMAINE FUNDS STATEMENTS OF ASSETS AND LIABILITIES February 29, 2016 (Unaudited) (Continued)
	Castlemaine Market Neutral Fund	Castlemaine Multi-Strategy Fund
ASSETS
Investments in securities at acquisition cost:
Unaffiliated investments	$671,048	$126,071
Affiliated investments	—	800,000
	$671,048	$926,071
Investments in securities at value:
Unaffiliated investments	$693,492	$130,081
Affiliated investments	—	812,400
	693,492	942,481
Cash	395,127	77,383
Deposits with brokers for securities sold short (Note 2)	459,557	28,652
Margin deposits for futures contracts (Notes 2 and 5)	124,690	—
Dividends receivable	2,698	—
Receivable for investment securities sold	48,101	—
Receivable from Adviser (Note 4)	5,480	6,060
TOTAL ASSETS	1,729,145	1,054,576

LIABILITIES
Securities sold short, at value (Note 2) (proceeds $430,840 and $28,930, respectively)	442,160	28,956
Dividends payable on securities sold short (Note 2)	45	—
Payable for investment securities purchased	67,873	—
Payable to administrator (Note 4)	5,013	5,010
Accrued brokerage expense on securities sold short (Note 2)	191	43
Other accrued expenses	3,222	3,149
TOTAL LIABILITIES	518,504	37,158

NET ASSETS	$1,210,641	$1,017,418

Net assets consist of:
Paid-in capital	$1,200,000	$1,000,000
Accumulated net investment loss	(409)	(1,679)
Accumulated net realized gains (losses) from security transactions	(74)	2,713
Net unrealized appreciation (depreciation) on:
Unaffiliated investments	22,444	4,010
Affiliated investments	—	12,400
Short positions	(11,320)	(26)
Net assets	$1,210,641	$1,017,418

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	120,000	100,000

Net asset value, offering price and redemption price per share (Note 2)	$10.09	$10.17

See accompanying notes to financial statements.

CASTLEMAINE FUNDS STATEMENTS OF OPERATIONS For the Period Ended February 29, 2016(a) (Unaudited)
	Castlemaine Emerging Markets Opportunities Fund	Castlemaine Event Driven Fund	Castlemaine Long/Short Fund
INVESTMENT INCOME
Dividends	$538	$1,122	$4,038
Foreign tax withholding	(10)	—	(18)
Interest	92	93	96
TOTAL INVESTMENT INCOME	620	1,215	4,116

EXPENSES
Accounting services fees (Note 4)	5,020	4,019	4,020
Administration fees (Note 4)	4,000	4,000	4,000
Trustees’ fees and expenses (Note 4)	2,637	2,637	2,637
Professional fees	2,566	2,566	2,566
Investment advisory fees (Note 4)	2,464	2,459	2,471
Compliance service fees (Note 4)	2,000	2,000	2,000
Postage and supplies	1,086	1,086	1,086
Custodian and bank service fees	963	963	963
Insurance expense	600	600	600
Dividend expense on securities sold short (Note 2)	580	227	325
Registration and filing fees	139	139	139
Pricing fees	100	100	100
Brokerage expense on securities sold short (Note 2)	26	78	141
Transfer agent fees (Note 4)	6	6	6
Other expenses	400	400	400
TOTAL EXPENSES	22,587	21,280	21,454
Less fee reductions and expense reimbursements by Adviser (Note 4)	(19,021)	(18,021)	(18,019)
NET EXPENSES	3,566	3,259	3,435

NET INVESTMENT INCOME (LOSS)	(2,946)	(2,044)	681

(a)	Represents the period from the commencement of operations (December 29, 2015) through February 29, 2016.
See accompanying notes to financial statements.

CASTLEMAINE FUNDS STATEMENTS OF OPERATIONS For the Period Ended February 29, 2016(a) (Unaudited) (Continued)
	Castlemaine Emerging Markets Opportunities Fund	Castlemaine Event Driven Fund	Castlemaine Long/Short Fund
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, SECURITIES SOLD SHORT, FUTURES CONTRACTS, OPTION CONTRACTS, AND FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Net realized gains (losses) from:
Investments	$(645)	$(1,917)	$2,764
Securities sold short	—	(25)	2,339
Written option contracts (Note 5)	4,739	2,468	9,122
Futures contracts (Note 5)	(2,912)	(5,066)	(5,943)
Net change in unrealized appreciation (depreciation) on:
Investments	33,149	18,500	28,917
Securities sold short	(1,034)	(2,181)	(12,051)
Written option contracts (Note 5)	246	117	2,027
Forward foreign currency exchange contracts (Note 5)	(3,874)	—	—
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS, SECURITIES SOLD SHORT, FUTURES CONTRACTS, OPTION CONTRACTS, AND FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS	29,669	11,896	27,175

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,723	$9,852	$27,856

(a)	Represents the period from the commencement of operations (December 29, 2015) through February 29, 2016.
See accompanying notes to financial statements.

CASTLEMAINE FUNDS STATEMENTS OF OPERATIONS For the Period Ended February 29, 2016(a) (Unaudited) (Continued)
	Castlemaine Market Neutral Fund	Castlemaine Multi-Strategy Fund
INVESTMENT INCOME
Dividends from unaffiliated issuers	$2,709	$24
Foreign tax withholding	(12)	—
Interest	100	17
TOTAL INVESTMENT INCOME	2,797	41

EXPENSES
Accounting services fees (Note 4)	4,020	4,016
Administration fees (Note 4)	4,000	4,000
Trustees’ fees and expenses (Note 4)	2,636	2,636
Professional fees	2,566	2,566
Compliance service fees (Note 4)	2,000	2,000
Investment advisory fees (Note 4)	2,472	638
Postage and supplies	1,090	1,086
Custodian and bank service fees	963	960
Insurance expense	600	600
Registration and filing fees	139	116
Brokerage expense on securities sold short (Note 2)	192	43
Pricing fees	100	50
Dividend expense on securities sold short (Note 2)	45	—
Transfer agent fees (Note 4)	6	4
Other expenses	400	400
TOTAL EXPENSES	21,229	19,115
Less fee reductions and expense reimbursements by Adviser (Note 4)	(18,023)	(17,395)
NET EXPENSES	3,206	1,720

NET INVESTMENT LOSS	(409)	(1,679)

(a)	Represents the period from the commencement of operations (December 29, 2015) through February 29, 2016.
See accompanying notes to financial statements.

CASTLEMAINE FUNDS STATEMENTS OF OPERATIONS For the Period Ended February 29, 2016(a) (Unaudited) (Continued)
	Castlemaine Market Neutral Fund	Castlemaine Multi-Strategy Fund
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, SECURITIES SOLD SHORT, FUTURES CONTRACTS, AND OPTION CONTRACTS
Net realized gains (losses) from:
Unaffiliated investments	$(1,841)	$1,031
Securities sold short	427	776
Written option contracts (Note 5)	4,252	906
Futures contracts (Note 5)	(2,912)	—
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	22,444	4,010
Affiliated investments (Note 4)	—	12,400
Securities sold short	(11,320)	(26)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS, SECURITIES SOLD SHORT, FUTURES CONTRACTS, AND OPTION CONTRACTS	11,050	19,097

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,641	$17,418

(a)	Represents the period from the commencement of operations (December 29, 2015) through February 29, 2016.
See accompanying notes to financial statements.

CASTLEMAINE FUNDS STATEMENTS OF CHANGES IN NET ASSETS For the Period Ended February 29, 2016(a) (Unaudited)
	Castlemaine Emerging Markets Opportunities Fund	Castlemaine Event Driven Fund	Castlemaine Long/Short Fund
FROM OPERATIONS
Net investment income (loss)	$(2,946)	$(2,044)	$681
Net realized gains (losses) from:
Investments	(645)	(1,917)	2,764
Securities sold short	—	(25)	2,339
Written option contracts (Note 5)	4,739	2,468	9,122
Futures contracts (Note 5)	(2,912)	(5,066)	(5,943)
Net change in unrealized appreciation (depreciation) on:
Investments	33,149	18,500	28,917
Securities sold short	(1,034)	(2,181)	(12,051)
Written option contracts (Note 5)	246	117	2,027
Forward foreign currency exchange contracts (Note 5)	(3,874)	—	—
Net increase in net assets resulting from operations	26,723	9,852	27,856

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,200,000	1,200,000	1,200,000

TOTAL INCREASE IN NET ASSETS	1,226,723	1,209,852	1,227,856

NET ASSETS
Beginning of period	—	—	—
End of period	$1,226,723	$1,209,852	$1,227,856

ACCUMULATED NET INVESTMENT INCOME (LOSS)	$(2,946)	$(2,044)	$681

CAPITAL SHARE ACTIVITY
Shares sold	120,000	120,000	120,000
Shares outstanding, beginning of period	—	—	—
Shares outstanding, end of period	120,000	120,000	120,000

(a)	Represents the period from the commencement of operations (December 29, 2015) through February 29, 2016.
See accompanying notes to financial statements.

CASTLEMAINE FUNDS STATEMENTS OF CHANGES IN NET ASSETS For the Period Ended February 29, 2016(a) (Unaudited) (Continued)
	Castlemaine Market Neutral Fund	Castlemaine Multi-Strategy Fund
FROM OPERATIONS
Net investment loss	$(409)	$(1,679)
Net realized gains (losses) from:
Unaffiliated investments	(1,841)	1,031
Securities sold short	427	776
Written option contracts (Note 5)	4,252	906
Futures contracts (Note 5)	(2,912)	—
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	22,444	4,010
Affiliated investments (Note 4)	—	12,400
Securities sold short	(11,320)	(26)
Net increase in net assets resulting from operations	10,641	17,418

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,200,000	1,000,000

TOTAL INCREASE IN NET ASSETS	1,210,641	1,017,418

NET ASSETS
Beginning of period	—	—
End of period	$1,210,641	$1,017,418

ACCUMULATED NET INVESTMENT LOSS	$(409)	$(1,679)

CAPITAL SHARE ACTIVITY
Shares sold	120,000	100,000
Shares outstanding, beginning of period	—	—
Shares outstanding, end of period	120,000	100,000

(a)	Represents the period from the commencement of operations (December 29, 2015) through February 29, 2016.
See accompanying notes to financial statements.

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout the period:
	Period Ended February 29, 2016(a) (Unaudited)
Net asset value at beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.02)
Net realized and unrealized gains on investments	0.24
Total from investment operations	0.22

Net asset value at end of period	$10.22

Total return (b)	2.20	%(c)

Ratios and supplemental data:
Net assets at end of period (000’s)	$1,227

Ratio of total expenses to average net assets	11.37	%(d)

Ratio of net expenses to average net assets (e)	1.79	%(d)

Ratio of net expenses to average net assets excluding dividend expense (e)	1.50	%(d)

Ratio of net expense to average net assets excluding dividend expense and brokerage expense on securities sold short (e)	1.49	%(d)

Ratio of net investment loss to average net assets (e)	(1.48%	)(d)

Portfolio turnover rate	5	%(c)

(a)	Represents the period from the commencement of operations (December 29, 2015) through February 29, 2016.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced advisory fees and reimbursed expenses.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after fee reductions and expense reimbursements by the Adviser (Note 4).
See accompanying notes to financial statements.

CASTLEMAINE EVENT DRIVEN FUND FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout the period:
	Period Ended February 29, 2016(a) (Unaudited)
Net asset value at beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.02)
Net realized and unrealized gains on investments	0.10
Total from investment operations	0.08

Net asset value at end of period	$10.08

Total return (b)	0.80	%(c)

Ratios and supplemental data:
Net assets at end of period (000’s)	$1,210

Ratio of total expenses to average net assets	10.73	%(d)

Ratio of net expenses to average net assets (e)	1.64	%(d)

Ratio of net expenses to average net assets excluding dividend expense (e)	1.53	%(d)

Ratio of net expenses to average net assets excluding dividend expense and brokerage expense on securities sold short (e)	1.49	%(d)

Ratio of net investment loss to average net assets (e)	(1.03%	)(d)

Portfolio turnover rate	68	%(c)

(a)	Represents the period from the commencement of operations (December 29, 2015) through February 29, 2016.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced advisory fees and reimbursed expenses.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after fee reductions and expense reimbursements by the Adviser (Note 4).
See accompanying notes to financial statements.

CASTLEMAINE LONG/SHORT FUND FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout the period:
	Period Ended February 29, 2016(a) (Unaudited)
Net asset value at beginning of period	$10.00

Income from investment operations:
Net investment income	0.01
Net realized and unrealized gains on investments	0.22
Total from investment operations	0.23

Net asset value at end of period	$10.23

Total return (b)	2.30	%(c)

Ratios and supplemental data:
Net assets at end of period (000’s)	$1,228

Ratio of total expenses to average net assets	10.77	%(d)

Ratio of net expenses to average net assets (e)	1.72	%(d)

Ratio of net expenses to average net assets excluding dividend expense (e)	1.56	%(d)

Ratio of net expenses to average net assets excluding dividend expense and brokerage expense on securities sold short (e)	1.49	%(d)

Ratio of net investment income to average net assets (e)	0.34	%(d)

Portfolio turnover rate	57	%(c)

(a)	Represents the period from the commencement of operations (December 29, 2015) through February 29, 2016.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced advisory fees and reimbursed expenses.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after fee reductions and expense reimbursements by the Adviser (Note 4).
See accompanying notes to financial statements.

CASTLEMAINE MARKET NEUTRAL FUND FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout the period:
	Period Ended February 29, 2016(a) (Unaudited)
Net asset value at beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.00	)(b)
Net realized and unrealized gains on investments	0.09
Total from investment operations	0.09

Net asset value at end of period	$10.09

Total return (c)	0.90	%(d)

Ratios and supplemental data:
Net assets at end of period (000’s)	$1,211

Ratio of total expenses to average net assets	10.65	%(e)

Ratio of net expenses to average net assets (f)	1.61	%(e)

Ratio of net expenses to average net assets excluding dividend expense (f)	1.59	%(e)

Ratio of net expenses to average net assets excluding dividend expense and brokerage expense on securities sold short (f)	1.49	%(e)

Ratio of net investment loss to average net assets (f)	(0.21%	)(e)

Portfolio turnover rate	102	%(d)

(a)	Represents the period from the commencement of operations (December 29, 2015) through February 29, 2016.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced advisory fees and reimbursed expenses.

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after fee reductions and expense reimbursements by the Adviser (Note 4).
See accompanying notes to financial statements.

CASTLEMAINE MULTI-STRATEGY FUND FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout the period:
	Period Ended February 29, 2016(a) (Unaudited)
Net asset value at beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.01)
Net realized and unrealized gains on investments	0.18
Total from investment operations	0.17

Net asset value at end of period	$10.17

Total return (b)	1.70	%(c)

Ratios and supplemental data:
Net assets at end of period (000’s)	$1,017

Ratio of total expenses to average net assets	11.28	%(d)

Ratio of net expenses to average net assets (e)	1.02	%(d)

Ratio of net expenses to average net assets excluding dividend expense (e)	1.02	%(d)

Ratio of net expenses to average net assets excluding dividend expense and brokerage expense on securities sold short (e)	0.99	%(d)

Ratio of net investment loss to average net assets (e)	(0.99%	)(d)

Portfolio turnover rate	3	%(c)

(a)	Represents the period from the commencement of operations (December 29, 2015) through February 29, 2016.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced advisory fees and reimbursed expenses.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after fee reductions and expense reimbursements by the Adviser (Note 4).
See accompanying notes to financial statements.

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS
February 29, 2016 (Unaudited)

1. Organization

Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, Castlemaine Market Neutral Fund, and Castlemaine Multi-Strategy Fund (individually, a “Fund,” and collectively, the “Funds”) are each a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Funds commenced operations on December 29, 2015.

The investment objectives of the Funds are as follows:

●	Castlemaine Emerging Markets Opportunities Fund seeks to provide high total return, consisting of income and capital appreciation.

●	Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, and Castlemaine Multi-Strategy Fund seek capital appreciation.

●	Castlemaine Market Neutral Fund seeks total return, consisting of income and capital appreciation.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – The Funds’ portfolio securities are value at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day the NYSE is open for business. Listed securities are valued on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Option contracts are valued at the closing price on the exchanges on which they are primarily traded; if no closing price is available at the time of valuation, the option will be valued at the mean of the closing bid and ask prices for that day. Futures contracts are valued at their last sale price as of the close of trading on the NYSE; prices for these contracts are monitored by Castlemaine LLC (the “Adviser”) until the close of regular trading to determine if fair valuation is required. Investments in shares of other open-end investment companies are valued at their net asset value (“NAV”) as reported by such companies.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, the securities and other assets are valued at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

(the “Board”) of the Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of February 29, 2016:

Castlemaine Emerging Markets Opportunities Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$628,483	$—	$—	$628,483
Closed-End Funds	29,969	—	—	29,969
Exchange-Traded Funds	81,320	—	—	81,320
Purchased Option Contracts	9,465	—	—	9,465
U.S. Treasury Obligations	—	124,928	—	124,928
Total	$749,237	$124,928	$—	$874,165
Other Financial Instruments
Common Stocks – Sold Short	$(195,689)	$—	$—	$(195,689)
Exchange-Traded Funds – Sold Short	(59,375)	—	—	(59,375)
Written Option Contracts	(2,670)	—	—	(2,670)
Total	$(257,734)	$—	$—	$(257,734)

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Castlemaine Event Driven Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$757,251	$—	$—	$757,251
Purchased Option Contracts	9,210	—	—	9,210
U.S. Treasury Obligations	—	124,928	—	124,928
Total	$766,461	$124,928	$—	$891,389
Other Financial Instruments
Common Stocks – Sold Short	$(76,324)	$—	$—	$(76,324)
Exchange-Traded Funds – Sold Short	(70,914)	—	—	(70,914)
Written Option Contracts	(2,270)	—	—	(2,270)
Total	$(149,508)	$—	$—	$(149,508)

Castlemaine Long/Short Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$801,970	$—	$—	$801,970
Exchange-Traded Fund	63,360	—	—	63,360
Purchased Option Contracts	7,975	—	—	7,975
U.S. Treasury Obligations	—	124,928	—	124,928
Total	$873,305	$124,928	$—	$998,233
Other Financial Instruments
Common Stocks – Sold Short	$(184,244)	$—	$—	$(184,244)
Exchange-Traded Funds – Sold Short	(244,956)	—	—	(244,956)
Written Option Contracts	(3,840)	—	—	(3,840)
Total	$(433,040)	$—	$—	$(433,040)

Castlemaine Market Neutral Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$485,824	$—	$—	$485,824
Exchange-Traded Funds	82,740	—	—	82,740
U.S. Treasury Obligations	—	124,928	—	124,928
Total	$568,564	$124,928	$—	$693,492
Other Financial Instruments
Common Stocks – Sold Short	$(140,876)	$—	$—	$(140,876)
Exchange-Traded Funds – Sold Short	(301,284)	—	—	(301,824)
Total	$(442,160)	$—	$—	$(442,160)

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Castlemaine Multi-Strategy Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$128,201	$—	$—	$128,201
Open-End Funds	812,400	—	—	812,400
Purchased Option Contracts	1,880	—	—	1,880
Total	$942,481	$—	$—	$942,481
Other Financial Instruments
Common Stocks – Sold Short	$(28,956)	$—	$—	$(28,956)

Refer to each Fund’s Schedule of Investments and Schedule of Securities Sold Short for a listing of the common stocks by industry type. As of February 29, 2016, the Funds did not have any transfers between Levels. In addition, the Funds did not hold derivative instruments or have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 29, 2016. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

Share valuation – The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the NAV per share.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed income securities are amortized using the interest method.

Security transactions – Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Distributions to shareholders arising from net investment income, if any, are declared and paid annually to shareholders. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. There were no distributions paid to shareholders during the period ended February 29, 2016.

Short sales – The Funds may sell securities short. For financial statement purposes, an amount equal to the settlement amount is included in the Statements of Assets and Liabilities as an asset and an equivalent liability is then subsequently marked-to-market daily to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

securities at prices that may differ from the market value reflected on the Statements of Assets and Liabilities. The Funds are liable for any dividends payable on securities while those securities are in a short position and will also bear other costs, such as charges for the prime brokerage accounts, in connection with the short position. These costs are reported as dividend expense and brokerage expense on securities sold short, respectively, in the Statements of Operations. As collateral for its short positions, the Funds are required under the Investment Company Act of 1940, as amended (the “1940 Act”), to maintain assets consisting of cash, cash equivalents, or other liquid securities equal to the market value of the securities sold short. The cash deposits with brokers for securities sold short are reported on the Statements of Assets and Liabilities. The amount of collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. To the extent the Funds invest the proceeds received from selling securities short, it is engaging in a form of leverage. The use of leverage by the Funds may make any change in the Fund’s NAV greater than it would be without the use of leverage. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of the Adviser to accurately anticipate the future value of a security.

Option contracts – The Funds may use option contracts in any manner consistent with their investment objectives and as long as their use is consistent with relevant provisions of the 1940 Act. The Funds may use options for speculative purposes as well as for the purpose of seeking to reduce the overall investment risk that would otherwise be associated with the securities in which the Funds invest.

Purchased option contracts – When a Fund purchases a call or put option, an amount equal to the total premium (the premium plus the commission) paid by the Fund is recorded as an asset in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options which expire are treated as realized losses. Premiums paid in the purchase of call options which are exercised increase the cost of the security purchased. Premiums paid in the purchase of put options which are exercised decrease the proceeds used to calculate the realized gain or loss on the sale of the security.

Written option contracts – When a Fund writes a call or put option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded as a liability in the Fund’s Statement of Assets and Liabilities and is subsequently market-to-market daily. Premiums received from writing call and put options which expire are treated as realized gains. Premiums received from writing call options which are exercised increase the proceeds used to calculate the realized gain or loss on the sale of the security. Premiums received from writing put options which are exercised decrease the basis of the security purchased.

If a closing purchase or sale transaction is used to terminate a Fund’s obligation on an option, a gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Futures contracts – The Funds may use futures contracts to gain exposure to or hedge against changes in the value of equities, real estate, interest rates, foreign currencies, or commodities. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. When a Fund purchases or sells a futures contract, no price is paid to or received by the Fund. Instead, the Fund is required to deposit in a segregated asset account an amount of cash or qualifying securities. This is called the “initial margin deposit.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying asset. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. If market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The margin deposits for futures contracts are reported on the Statements of Assets and Liabilities.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve a Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code. Accordingly, no provision for income tax has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of February 29, 2016:

	Castlemaine Emerging Markets Opportunities Fund	Castlemaine Event Driven Fund	Castlemaine Long/Short Fund
Tax cost of portfolio investments	$841,402	$874,064	$970,252
Gross unrealized appreciation	$40,940	$25,401	$41,952
Gross unrealized depreciation	(8,177)	(8,076)	(13,971)
Net unrealized appreciation	32,763	17,325	27,981
Net unrealized depreciation on securities sold short	(1,034)	(2,181)	(12,051)
Net unrealized appreciation on written option contracts	246	117	2,027
Other gains (losses)	(5,252)	(5,409)	9,899
Accumulated earnings	$26,723	$9,852	$27,856

	Castlemaine Market Neutral Fund	Castlemaine Multi-Strategy Fund
Tax cost of portfolio investments	$675,613	$926,071
Gross unrealized appreciation	$25,511	$16,782
Gross unrealized depreciation	(7,632)	(372)
Net unrealized appreciation	17,879	16,410
Net unrealized depreciation on securities sold short	(11,320)	(26)
Other gains	4,082	1,034
Accumulated earnings	$10,641	$17,418

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

As of February 29, 2016, the proceeds of securities sold short and premiums received on written options on a tax basis are as follows:

	Tax Basis of:
	Proceeds of securities sold short	Premiums received on written option contracts
Castlemaine Emerging Markets Opportunities Fund	$254,030	$2,916
Castlemaine Event Driven Fund	145,057	2,387
Castlemaine Long/Short Fund	417,149	5,867
Castlemaine Market Neutral Fund	430,840	—
Castlemaine Multi-Strategy Fund	28,930	—

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments for Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, and Castlemaine Market Neutral Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due primarily to the tax deferral of losses on wash sales.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for the period ended February 29, 2016 and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. Each Fund is subject to examination by U.S. federal tax authorities for the current interim tax period.

3. Investment Transactions

During the period ended February 29, 2016, cost of purchases and proceeds from sales of investment securities, other than short-term investments, U.S. government securities, and short positions, were as follows:

	Cost of Purchases	Proceeds from Sales
Castlemaine Emerging Markets Opportunities Fund	$718,249	$12,297
Castlemaine Event Driven Fund	933,075	192,900
Castlemaine Long/Short Fund	1,005,879	173,110
Castlemaine Market Neutral Fund	765,724	215,484
Castlemaine Multi-Strategy Fund	941,381	18,302

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

Each Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement (the “Castlemaine Agreement”). Under the Castlemaine Agreement, the Funds pay the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 1.24% of the average daily net assets of each of Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, and Castlemaine Market Neutral Fund; and at the annual rate of 1.24% of the average daily net assets of Castlemaine Multi-Strategy Fund excluding that portion of the Fund’s average net assets invested in any affiliated fund managed by the Adviser.

Pursuant to an Expense Limitation Agreement (the “ELA”) between each Fund and the Adviser, the Adviser has contractually agreed, until December 31, 2018, to reduce investment advisory fees and reimburse other expenses to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; acquired fund fees and expenses; costs to organize the fund; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business; and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), to an amount not exceeding 1.49% of the average daily net assets of Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, and Castlemaine Market Neutral Fund and to an amount not exceeding 0.99% of the average daily net assets of Castlemaine Multi-Strategy Fund. Accordingly, during the period ended February 29, 2016, the Adviser did not collect any of its advisory fees and, in addition, reimbursed other operating expenses as follows:

Castlemaine Emerging Markets Opportunities Fund	$16,557
Castlemaine Event Driven Fund	15,562
Castlemaine Long/Short Fund	15,548
Castlemaine Market Neutral Fund	15,551
Castlemaine Multi-Strategy Fund	16,757

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by each Fund for a period of three years after such fees and expense reimbursements were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

the expenses to be repaid were incurred. As of February 29, 2016, the Adviser may seek repayment of investment advisory fee reductions and expense reimbursements no later than February 28, 2019 in the following amounts:

Castlemaine Emerging Markets Opportunities Fund	$19,021
Castlemaine Event Driven Fund	18,021
Castlemaine Long/Short Fund	18,019
Castlemaine Market Neutral Fund	18,023
Castlemaine Multi-Strategy Fund	17,395

An officer of the Funds is also an officer of the Adviser.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides fund administration, fund accounting, compliance and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including but not limited to postage, supplies, and costs of pricing each Fund’s portfolio securities.

DISTRIBUTION AGREEMENT

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor.

TRUSTEE COMPENSATION

Each Independent Trustee receives from each Fund a $500 annual retainer and a fee of $500 for each Board meeting attended plus reimbursement of travel and other meeting-related expenses. Trustees affiliated with the Adviser or Ultimus are not compensated by the Funds for their services.

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

PRINCIPAL HOLDERS OF FUND SHARES

As of February 29, 2016, the following shareholders owned of record 5% or more of the outstanding shares of the Funds:

	% Ownership
Name of Record Owner	Castlemaine Emerging Markets Opportunities Fund	Castlemaine Event Driven Fund	Castlemaine Long/Short Fund	Castlemaine Market Neutral Fund	Castlemaine Multi-Strategy Fund
Colm O’Shea	83%	83%	83%	83%	100%
Castlemaine Multi-Strategy Fund	17%	17%	17%	17%	—

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting.

AFFILIATED INVESTMENTS

Certain open-end investment companies held by Castlemaine Multi-Strategy Fund are managed by the Adviser, thereby making such funds affiliated companies as defined by the 1940 Act.

As of February 29, 2016, Castlemaine Multi-Strategy Fund owned shares of Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, and Castlemaine Market Neutral Fund (the “Afflilated Investments”). Information regarding Castlemaine Multi-Strategy Fund’s holdings in the Affiliated Investments during the period ended February 29, 2016 is as follows:

	December 29, 2015(a) Value	Purchases	Change in Unrealized Appreciation	February 29, 2016 Value
Castlemaine Emerging Markets Opportunities Fund	$—	$200,000	$4,400	$204,400
Castlemaine Event Driven Fund	—	200,000	1,600	201,600
Castlemaine Long/Short Fund	—	200,000	4,600	204,600
Castlemaine Market Neutral Fund	—	200,000	1,800	201,800
Total	$—	$800,000	$12,400	$812,400

(a)	Castlemaine Multi-Strategy Fund commenced operations on December 29, 2015.

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Castlemaine Multi-Strategy Fund did not realize any capital gains or losses or receive any dividend income from the Affiliated Investments during the period ended February 29, 2016.

5. Derivatives Transactions

Transactions in option contracts written by the Funds during the period ended February 29, 2016 were as follows:

	Option Contracts	Option Premiums
Castlemaine Emerging Markets Opportunities Fund
Options outstanding at beginning of period	—	$—
Options written	147	12,618
Options cancelled in a closing purchase transaction	(86)	(9,363)
Options expired	(1)	(339)
Options outstanding at end of period	60	$2,916

Castlemaine Event Driven Fund
Options outstanding at beginning of period	—	$—
Options written	68	8,696
Options cancelled in a closing purchase transaction	(27)	(5,970)
Options expired	(1)	(339)
Options outstanding at end of period	40	$2,387

Castlemaine Long/Short Fund
Options outstanding at beginning of period	—	$—
Options written	137	21,981
Options cancelled in a closing purchase transaction	(32)	(10,793)
Options expired	(39)	(3,984)
Options exercised	(11)	(1,337)
Options outstanding at end of period	55	$5,867

Castlemaine Market Neutral Fund
Options outstanding at beginning of period	—	$—
Options written	69	10,071
Options cancelled in a closing purchase transaction	(7)	(5,353)
Options expired	(22)	(2,424)
Options exercised	(40)	(2,294)
Options outstanding at end of period	—	$—

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

	Option Contracts	Option Premiums
Castlemaine Multi-Strategy Fund
Options outstanding at beginning of period	—	$—
Options written	10	906
Options expired	(10)	(906)
Options outstanding at end of period	—	$—

Derivative positions of Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, and Castlemaine Multi-Strategy Fund as of February 29, 2016 are recorded in the following locations in the Statements of Assets and Liabilities:

		Fair value
Type of derivative	Location	Asset Derivatives	Liability Derivatives
Castlemaine Emerging Markets Opportunities Fund
Equity options purchased	Investments in securities, at value	$9,465	$—
Equity options written	Written options, at value	—	(2,670)
Total		$9,465	$(2,670)

Castlemaine Event Driven Fund
Equity options purchased	Investments in securities, at value	$9,210	$—
Equity options written	Written options, at value	—	(2,270)
Total		$9,210	$(2,270)

Castlemaine Long/Short Fund
Equity options purchased	Investments in securities, at value	$7,975	$—
Equity options written	Written options, at value	—	(3,840)
Total		$7,975	$(3,840)

Castlemaine Multi-Strategy Fund
Equity options purchased	Investments in securities, at value	$1,880	$—
Total		$1,880	$—

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Castlemaine Emerging Markets Opportunities Fund Forward Foreign Currency Exchange Contracts
Settlement Date	To Deliver		To Receive		Initial Value	Market Value	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
7/29/2016	2,000,000	MXP	106,869	USD	106,869	108,984	$2,115	$—	$2,115

Liability Derivatives
7/12/2016	131,406	USD	500,000	SAR	(131,406)	(132,935)	—	(1,529)	(1,529)
7/14/2016	135,465	USD	5,000,000	THB	(135,465)	(139,925)	—	(4,460)	(4,460)
							—	(5,989)	(5,989)

Total							$2,115	$(5,989)	$(3,874)

MXP - Mexican Peso
SAR - Saudi Arabian Riyal
THB - Thailand Baht

As of February 29, 2016, the Funds did not hold any futures contracts. In addition, Castlemaine Market Neutral Fund did not hold any derivative instruments as of February 29, 2016.

Transactions in derivative instruments for the Funds during the period ended February 29, 2016 are recorded in the following locations in the Statements of Operations:

Derivative Investment Type	Location
Futures contracts	Net realized gains (losses) from futures contracts
Option contracts	Net realized gains (losses) from options
Net change in unrealized appreciation (depreciation) on option contracts
Forward foreign currency exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency translation

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of net realized gains (losses) and net change in unrealized appreciation (depreciation) on derivative instruments for the Funds during the period ended February 29, 2016:

Type of Derivative	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
	Castlemaine Emerging Markets Opportunties Fund		Castlemaine Event Driven Fund
Option contracts
Purchased equity options	$—	$(1,302)	$—	$(479)
Written equity options	2,830	246	239	117
Written options on financial futures	1,909	—	2,229	—
Total option contracts	4,739	(1,056)	2,468	(362)

Financial futures contracts	(2,912)	—	(5,066)	—

Forward foreign currency exchange contracts	—	(3,874)	—	—

Total	$1,827	$(4,930)	$(2,598)	$(362)

	Castlemaine Long/Short Fund		Castlemaine Market Neutral Fund
Option contracts
Purchased equity options	$—	$(1,677)	$—	$—
Written equity options	3,889	2,027	1,649	—
Written options on financial futures	5,233	—	2,603	—
Total option contracts	9,122	350	4,252	—

Financial futures contracts	(5,943)	—	(2,912)	—

Total	$3,179	$350	$1,340	$—
	Castlemaine Multi-Strategies Fund
Option contracts
Purchased equity options	$—	$(80)
Written equity options	906	—

Total	$906	$(80)

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

In the ordinary course of business, each Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral securities and securities collateral on a counterparty basis.

As of February 29, 2016, the offsetting of financial assets and derivatives assets is as follows:

Castlemaine Emerging Markets Opportunities Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities	Collateral Pledged	Net Amount
Unrealized appreciation on forward foreign currency exchange contracts	$2,115	$—	$2,115	$—	$2,115
Total subject to a master netting or similar arrangement	$2,115	$—	$2,115	$—	$2,115

As of February 29, 2016, the offsetting of financial liabilities and derivative liabilities is as follows:

Castlemaine Emerging Markets Opportunities Fund
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Collateral Pledged	Net Amount
Unrealized depreciation on forward foreign currency exchange contracts	$5,989	$—	$5,989	$—	$5,989
Written options at market value	2,670	—	2,670	—	2,670
Total subject to a master netting or similar arrangement	$8,659	$—	$8,659	$—	$8,659

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Castlemaine Event Driven Fund
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Collateral Pledged	Net Amount
Written options at market value	$2,270	$—	$2,270	$—	$2,270
Total subject to a master netting or similar arrangement	$2,270	$—	$2,270	$—	$2,270

Castlemaine Long/Short Fund
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Collateral Pledged	Net Amount
Written options at market value	$3,840	$—	$3,840	$—	$3,840
Total subject to a master netting or similar arrangement	$3,840	$—	$3,840	$—	$3,840

As of February 29, 2016, Castlemaine Market Neutral Fund and Castlemaine Multi-Strategy Fund were not engaged in any netting arrangements.

6. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

7. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

CASTLEMAINE FUNDS
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (December 29, 2015) and held until the end of the period (February 29, 2016).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that the Funds had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

CASTLEMAINE FUNDS
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

	Beginning Account Value September 1, 2015(a)	Ending Account Value February 29, 2016	Net Expense Ratio(b)	Expenses Paid During Period(c)
Castlemaine Emerging Markets Opportunities Fund
Based on Actual Fund Return	$1,000.00	$1,022.00	1.79%	$3.12
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,015.96	1.79%	$8.97

Castlemaine Event Driven Fund
Based on Actual Fund Return	$1,000.00	$1,008.00	1.64%	$2.83
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.71	1.64%	$8.22

Castlemaine Long/Short Fund
Based on Actual Fund Return	$1,000.00	$1,023.00	1.72%	$2.99
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.31	1.72%	$8.62

Castlemaine Market Neutral Fund
Based on Actual Fund Return	$1,000.00	$1,009.00	1.61%	$2.78
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.86	1.61%	$8.07

Castlemaine Multi-Strategy Fund
Based on Actual Fund Return	$1,000.00	$1,017.00	1.02%	$1.77
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.79	1.02%	$5.12

(a)	Beginning Account Value is as of December 29, 2015 (date of commencement of operations for each Fund) for Actual Fund Return information.
(b)	Annualized, based on each Fund’s expenses for the period since inception.
(c)

Expenses are equal to each Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 63/366 (to reflect the period since inception) and 182/366 (to reflect the one-half year period) for Actual Fund Return and Hypothetical 5% Return information, respectively.

CASTLEMAINE FUNDS
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-594-0006, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the period ended June 30, 2016 will be available prior to September 1, 2016 without charge upon request by calling toll-free 1-888-594-0006, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-888-594-0006. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

CASTLEMAINE FUNDS
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited)

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, reviewed and approved the Funds’ Castlemaine Agreement with the Adviser for an initial two-year term. Approval took place at an in-person meeting held on October 19-20, 2015, at which all of the Trustees were present.

In the course of their deliberations, the Board was advised by legal counsel. The Board received and reviewed a substantial amount of information provided by the Adviser in response to requests of the Board and legal counsel.

In considering the Castlemaine Agreement and reaching their conclusions with respect thereto, the Board reviewed and analyzed various factors that they determined were relevant, including the factors described below.

The nature, extent, and quality of the services to be provided by the Adviser. In this regard, the Board considered the responsibilities the Adviser would have under the Castlemaine Agreement for each Fund. The Board also considered the anticipated services that the Adviser would provide to each Fund including, without limitation, the Adviser’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objective and limitations, proposed initial marketing and distribution efforts, and compliance procedures and practices. After reviewing the foregoing and further information provided to the Board (e.g., descriptions of the Adviser’s business and Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser to each Fund were satisfactory and adequate.

The investment management capabilities and experience of the Adviser. In this regard, the Board considered the investment management experience of the portfolio manager. The Board considered its discussion with the Adviser’s representatives regarding the investment objective and strategies for each Fund and the Adviser’s experience and plans for implementing such strategies. In particular, the Board received information from the Adviser regarding the experience of the portfolio manager of the Funds in managing in the past substantially similar or like strategies as the Funds. After consideration of these and other factors, the Board determined that the Adviser has the requisite experience to serve as investment adviser for each Fund.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds. In this regard, the Board considered the Adviser’s methods of operation; the education and experience of its personnel; its compliance program, policies, and procedures; its financial condition and the level of commitment to the Funds; the projected asset levels of the Funds; and the overall expenses of the Funds, including the advisory fees. The Board reviewed the Expense Limitation Agreement (the “ELA”), and noted the benefit to each Fund from the Adviser’s commitment to reduce its advisory fee or reimburse other operating expenses until December 31, 2018. The Board reviewed the Adviser’s financial condition and its ability to satisfy its financial commitments to the Funds. The Board considered the support

CASTLEMAINE FUNDS
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (Continued)

of the principals of the Adviser in assuring that it has adequate capital to meet its obligations. The Board also considered potential benefits for the Adviser in managing the Funds, including promotion of the Adviser’s name. The Board compared each Fund’s proposed advisory fee and overall expense ratio to other comparable funds (in terms of the type of fund, the style of investment management, the projected size of the Funds, and the nature of the investment strategies) and the fees charged by the Adviser to other managed accounts with similar investment strategies. The Board noted that for Castlemaine Emerging Markets Opportunities Fund the Fund’s advisory fee (1.24%) is below the peer group’s average and median, but above the category average and median for the Morningstar Emerging Markets Category. The Board noted that for Castlemaine Event Driven Fund, the Fund’s advisory fee (1.24%) is below the peer group’s average and median, and there is no comparable Morningstar category. The Board noted that for Castlemaine Long/Short Fund, the Fund’s advisory fee (1.24%) is below the peer group’s average and median, but close to the average and median for the Morningstar Long/Short Category. The Board noted that for Castlemaine Market Neutral Fund, the Fund’s advisory fee (1.24%) is below the peer group’s average and median, but above the average and median for the Morningstar Market Neutral Category. The Board noted that for Castlemaine Multi-Strategy Fund (the “Multi-Strategy Fund”), while the Fund’s advisory fee (1.24%) is below the peer group’s average and median, it is above the Morningstar Multi-Alternative Category. The Board further noted that the proposed overall annual expense ratio (1.49%) for each Fund (except the Multi-Strategy Fund) is below the peer group’s and category’s average and median expense ratios—with the exception of the median for the Emerging Markets Category, which is one basis point lower. For the Multi-Strategy Fund, the proposed expense limit of 0.99% is substantially below the Morningstar Multi-Alternative Category average and median, and places that Fund in the category’s top quartile. The Board also considered the investment style and strategy of each Fund versus its peer groups. Upon further consideration and discussion of the foregoing, the Board concluded that the proposed advisory fee and total expense limit for each Fund is fair and reasonable.

The extent to which the Funds and their investors would benefit from economies of scale. In this regard, the Board considered the Castlemaine Agreement and the ELA. The Board determined that although the proposed advisory fee was flat and would stay the same as asset level increased, the shareholders of each Fund would benefit from the ELA until the fund’s assets grew to a level where its expenses otherwise fall below the expense limit. Following further consideration of each Fund’s projected asset levels, expectations for growth, and level of fees, the Board determined that the Funds’ fee arrangements with the Adviser would provide benefits for the next few years, and the Board can review the arrangements going forward as necessary. The Board concluded each Fund’s arrangements with the Adviser were fair and reasonable in relation to the nature and quality of services to be provided by the Adviser and would benefit the Fund and its shareholders.

CASTLEMAINE FUNDS
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (Continued)

Brokerage and portfolio transactions. The Board considered the Adviser’s policies and procedures as it relates to seeking best execution for its clients. The Board also considered for each Fund the anticipated portfolio turnover rate for the fund; the method and basis for selecting and evaluating broker-dealers; any anticipated allocation of portfolio business to persons affiliated with the Adviser; and the extent to which the Fund’s trades may be allocated to soft-dollar arrangements. The Board determined for each Fund that the Adviser’s practices regarding brokerage and portfolio transactions were satisfactory.

Possible conflicts of interest. In evaluating the possibility for conflicts of interest, the Board considered such matters as the Adviser’s process for allocating trades among the Funds and potential future clients with similar types of investment objectives and strategies. The Board also considered the substance and administration of the Adviser’s Code of Ethics. Following consideration of these factors, the Board determined for each Fund that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

Conclusion

After full consideration of the above factors as well as other factors, the Board unanimously concluded that approval of the Castlemaine Agreement was in the best interests of each of the Funds and their shareholders.

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Semi-Annual Report

February 29, 2016
(Unaudited)

MARSHFIELD CONCENTRATED OPPORTUNITIES FUND
LETTER TO SHAREHOLDERS	March 15, 2016

Since its launch on December 29, 2015 through the period ended February 29, 2016, the Marshfield Concentrated Opportunity Fund produced a cumulative total return of -6.50% compared to -6.65% for the S&P 500 Index over the same period. Marshfield believes that its conservative approach to investing, which encompasses a willingness to hold cash when it does not see sufficient opportunities to invest in high caliber companies at a reasonable price, an emphasis on company quality, and a sell discipline that takes into account (among other things) extreme overvaluation, helps buoy its portfolio performance in down markets. This has been true for its managed portfolios generally over Marshfield’s history and we believe that this is reflected in the Fund results for the first quarter.

The beginning of 2016 could be entitled “Volatility: the Force Awakens”. We believe strongly in market volatility as a source of energy for our investing; without it, we think that building an intelligent and resilient portfolio is nigh on impossible. Exploiting the misjudgments of those who sell based on temporary, unfounded fears is a powerful tool for assembling a low cost team of great companies able to navigate the dark forces of a highly competitive world. For a variety of reasons, however, volatility since the financial crisis has been artificially dampened—not because of deep investor faith in the robustness of the U.S. economic recovery, but, strangely, because of its opposite. The Federal Reserve, wielding the weapon of ultra-low interest rates to combat the combined perils of lethargic consumer spending, high unemployment, and sluggish business investment, has spurred investors to seek reward in asset categories such as stocks that promised greater than the anemic returns available on cash and fixed income. High dividend stocks looked particularly appealing to many investors in this environment, thereby reinforcing the inherent “what have you done for me lately” bias of the market. Now that the Fed is loosening its grip, the latent restlessness of market participants has reemerged, enabling us to dip in and out as buyers on the downside and sellers on the upside, paring back or supplementing existing holdings as circumstances dictated. The market’s caprices have also enabled us to establish newer beachheads in certain stocks that we have been following for some time.

Let’s back up a bit and review some first principles of investing. Ben Graham, who invented our way of investing in the 1930’s, viewed the stock market as a barometer of investor sentiment. As such, it was dangerous to impute too much meaning to its movements. This is particularly true during periods of steep downdraft when emotional investing tends to gather momentum simply from the decline itself. Having said that, clear-eyed analysis of the kernels of truth to which the market might be (overly) responding needs to be examined and viewed in proportion to the actual risks that they pose.

The reasons for sharp moves in the market as a whole can therefore never be evaluated without understanding the prevailing psychology of market participants. It is our view that what we see today is not so much investors responding rationally to the failure of China to sustain its supercharged growth, the strengthening of the U.S. dollar, the decline of oil and gas prices, or even the elevated levels of the stock

1

market itself but rather investors frightened by disruptions to their expectations about each of these. Discontinuities are inherently destabilizing from an emotional perspective, and when they cumulate, the impact is amplified. You have—literally and figuratively—disturbed the equilibrium of market participants and they respond the way they have historically done, by selling indiscriminately.

Ironically, the very rosiness of the economic scenario running up to the current choppiness may have set things up for this moment. What looked like smooth sailing after years of post-recession anticipation (jobs are being created, wages have started to increase, house prices are steadily rising) have turned out to be a fragile set of expectations unable to support the level of endorphins that had been feeding the stock market for years. As often occurs, the world was not as interested in sustaining the fantasy as market participants were. If you bet, as a lot of people have, that the future will be a continuation of the recent past, then discontinuities like we’re seeing today mean that you are suddenly wrong. That’s why people become angry and frightened.

Having said all this, it is important to note that this period has not been without real economic events. The beginning of 2016 witnessed the continued slide of energy and commodity prices. While we have no first order investments in energy companies and have long steered clear of other commodities, several of our holdings are viewed by the market as (and to some extent are) secondary or tertiary plays on oil, gas or coal: e.g., Fastenal, Union Pacific and even Goldman Sachs. In addition, the strong dollar of late affected not just Fastenal but our other manufacturing businesses such as Deere and Cummins as well. We believe that each of these companies continues to have a vigorous underlying business, and to the extent volatility has given us opportunities to buy their shares over the last few months we did so—as did each of these companies itself.

In sum, our approach to a period such as this is to stick to our discipline. What does that entail? Understanding what’s real (e.g., gas prices are down, so certain sectors are affected, probably only temporarily, but others, such as consumers and manufacturers are benefited) and what’s fantasy. Acting with equanimity to exploit the misjudgments of the crowd. Being patient and not pulling the trigger before your buy price, with a fat margin of safety embedded in it, has been reached. And, if the buying opportunities surpass your store of cash, figuring out what you’d like to sell (what might be most overpriced, for example) so that you can stock up on the goodies others have impetuously put on sale. As we see it, only in a galaxy far, far away will energy prices persist at uneconomically low levels indefinitely and U.S. manufacturers prove incapable over time of adapting to the challenges posed by a strong currency. While we wait for the (as we see it) inevitable equilibration, we’re content to hold stock in companies that need no special effects in order to have a shot at earning decent returns.

Sincerely,

Christopher M. Niemczewski Portfolio Manager	Elise J. Hoffmann Portfolio Manager

2

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month-end are available by calling 1-855-691-5288.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please call 1-855-691-5288 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time, and may no longer be held by the Fund. For a complete list of securities held by the Fund as of February 29, 2016, please see the Schedule of Investments section of the Semi-Annual Report. The opinions of the Fund’s adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements, include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

3

MARSHFIELD CONCENTRATED OPPORTUNITIES FUND
PORTFOLIO INFORMATION
February 29, 2016 (Unaudited)

Portfolio Allocation (% of Net Assets)

Top 10 Holdings

Security Description	% of Net Assets
Arch Capital Group Ltd.	9.1%
Moody's Corp.	8.7%
Wells Fargo & Co.	6.7%
Fastenal Co.	6.2%
Goldman Sachs Group, Inc. (The)	6.0%
NVR, Inc.	5.9%
Deere & Co.	5.1%
YUM! Brands, Inc.	5.1%
Cummins, Inc.	4.9%
Expeditors International of Washington, Inc.	4.7%

4

MARSHFIELD CONCENTRATED OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS February 29, 2016 (Unaudited)
COMMON STOCKS — 95.4%	Shares	Value
Consumer Discretionary — 20.4%
Diversified Consumer Services — 1.6%
Strayer Education, Inc. *	1,774	$80,061

Hotels, Restaurants & Leisure — 5.2%
Chipotle Mexican Grill, Inc. *	10	5,092
YUM! Brands, Inc.	3,443	249,514
		254,606
Household Durables — 10.0%
NVR, Inc. *	177	289,749
Toll Brothers, Inc. *	7,343	201,565
		491,314
Specialty Retail — 3.6%
Ross Stores, Inc.	3,266	179,565

Financials — 40.9%
Banks — 10.6%
U.S. Bancorp	4,969	191,406
Wells Fargo & Co.	7,064	331,443
		522,849
Capital Markets — 6.0%
Goldman Sachs Group, Inc. (The)	1,973	295,023

Diversified Financial Services — 10.7%
Leucadia National Corp.	6,872	99,300
Moody's Corp.	4,850	430,680
		529,980
Insurance — 13.6%
Allied World Assurance Co. Holdings, AG	6,959	225,402
Arch Capital Group Ltd. *	6,588	447,589
		672,991
Health Care — 1.3%
Life Sciences Tools & Services — 1.3%
Waters Corp. *	547	65,809

Industrials — 24.9%
Air Freight & Logistics — 4.7%
Expeditors International of Washington, Inc.	5,116	234,210

5

MARSHFIELD CONCENTRATED OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.4% (Continued)	Shares	Value
Industrials — 24.9% (Continued)
Machinery — 10.0%
Cummins, Inc.	2,500	$243,925
Deere & Co.	3,138	251,605
		495,530
Road & Rail — 4.0%
Union Pacific Corp.	2,484	195,888

Trading Companies & Distributors — 6.2%
Fastenal Co.	6,727	304,666

Information Technology — 7.9%
IT Services — 7.9%
MasterCard, Inc. - Class A	2,183	189,746
Visa, Inc. - Class A	2,746	198,783
		388,529

Total Investments at Value — 95.4% (Cost $4,741,287)		$4,711,021

Other Assets in Excess of Liabilities — 4.6%		226,031

Net Assets — 100.0%		$4,937,052

*	Non-income producing security.
See accompanying notes to financial statements.

6

MARSHFIELD CONCENTRATED OPPORTUNITIES FUND STATEMENT OF ASSETS AND LIABILITIES February 29, 2016 (Unaudited)
ASSETS
Investments in securities:
At acquisition cost	$4,741,287
At value (Note 2)	$4,711,021
Cash	215,144
Dividends receivable	9,130
Receivable for investment securities sold	5,512
Receivable from Adviser (Note 4)	5,384
Other assets	4,242
Total assets	4,950,433

LIABILITIES
Payable to administrator (Note 4)	6,280
Payable for investment securities purchased	4,168
Other accrued expenses	2,933
Total liabilities	13,381

NET ASSETS	$4,937,052

NET ASSETS CONSIST OF:
Paid-in capital	$4,964,483
Accumulated net investment income	4,111
Accumulated net realized losses from security transactions	(1,276)
Net unrealized depreciation on investments	(30,266)
NET ASSETS	$4,937,052

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	527,890

Net asset value, offering price and redemption price per share (Note 2)	$9.35

See accompanying notes to financial statements.

7

MARSHFIELD CONCENTRATED OPPORTUNITIES FUND STATEMENT OF OPERATIONS For the Period Ended February 29, 2016 (a) (Unaudited)
INVESTMENT INCOME
Dividend income	$11,356

EXPENSES
Investment advisory fees (Note 4)	5,796
Fund accounting fees (Note 4)	4,053
Administration fees (Note 4)	4,000
Registration and filing fees	3,117
Professional fees	2,966
Trustees' fees and expenses (Note 4)	2,637
Transfer agent fees (Note 4)	2,500
Compliance fees (Note 4)	2,000
Postage and supplies	1,491
Custody and bank service fees	927
Other expenses	753
Total expenses	30,240
Less fee reductions and expense reimbursements by the Adviser (Note 4)	(22,995)
Net expenses	7,245

NET INVESTMENT INCOME	4,111

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
Net realized losses from security transactions	(1,276)
Net change in unrealized appreciation (depreciation) on investments	(30,266)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(31,542)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(27,431)

(a)	Represents the period from the commencement of operations (December 29, 2015) through February 29, 2016.
See accompanying notes to financial statements.

8

MARSHFIELD CONCENTRATED OPPORTUNITIES FUND STATEMENT OF CHANGES IN NET ASSETS
Period Ended February 29, 2016 (a) (Unaudited)
FROM OPERATIONS
Net investment income	$4,111
Net realized losses from security transactions	(1,276)
Net change in unrealized appreciation (depreciation) on investments	(30,266)
Net decrease in net assets resulting from operations	(27,431)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	4,964,483

TOTAL INCREASE IN NET ASSETS	4,937,052

NET ASSETS
Beginning of period	—
End of period	$4,937,052

ACCUMULATED NET INVESTMENT INCOME	$4,111

CAPITAL SHARE ACTIVITY
Shares sold	527,890
Shares outstanding at beginning of period	—
Shares outstanding at end of period	527,890

(a)	Represents the period from the commencement of operations (December 29, 2015) through February 29, 2016.
See accompanying notes to financial statements.

9

MARSHFIELD CONCENTRATED OPPORTUNITIES FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout the Period
	Period Ended February 29, 2016 (a) (Unaudited)
Net asset value at beginning of period	$10.00

Income (loss) from investment operations:
Net investment income	0.01
Net realized and unrealized losses on investments	(0.66)
Total from investment operations	(0.65)

Net asset value at end of period	$9.35

Total return (b)	(6.50%	)(c)

Net assets at end of period (000's)	$4,937

Ratios/supplementary data:
Ratio of total expenses to average net assets	5.22	%(d)

Ratio of net expenses to average net assets (e)	1.25	%(d)

Ratio of net investment income to average net assets (e)	0.71	%(d)

Portfolio turnover rate	1	%(c)

(a)	Represents the period from the commencement of operations (December 29, 2015) through February 29, 2016.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would be lower if the Adviser had not reduced advisory fees and reimbursed expenses (Note 4).

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).
See accompanying notes to financial statements.

10

MARSHFIELD CONCENTRATED OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS
February 29, 2016 (Unaudited)

1. Organization

Marshfield Concentrated Opportunities Fund (the “Fund”) is a non-diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on December 29, 2015.

The investment objective of the Fund is long-term capital growth.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”) of the Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

11

MARSHFIELD CONCENTRATED OPPORTUNITIES FUND NOTES TO FINANCIAL STATEMENTS (Continued)

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$4,711,021	$—	$—	$4,711,021

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of February 29, 2016, the Fund did not have any transfers between Levels. In addition, the Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 29, 2016. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase. During the period ended February 29, 2016, no shareholder transactions were subject to the redemption fee.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Security transactions – Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund will distribute to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions are recorded on the ex-dividend date. There were no distributions to shareholders during the period ended February 29, 2016.

12

MARSHFIELD CONCENTRATED OPPORTUNITIES FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code. Accordingly, no provision for income tax has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 29, 2016:

Tax cost of portfolio investments	$4,741,460
Gross unrealized appreciation	$141,902
Gross unrealized depreciation	(172,341)
Net unrealized depreciation	(30,439)
Accumulated ordinary income	4,111
Other losses	(1,103)
Accumulated deficit	$(27,431)

The value of the federal income tax cost of portfolio investments and the tax components of accumulated deficit and the financial statement cost of portfolio investments and components of net assets may be temporarily different (“book/tax differences”). These book/tax differences are due to the recognition of capital gains or losses under income tax regulations and GAAP, primarily due to the tax deferral of losses on wash sales.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current period and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

13

MARSHFIELD CONCENTRATED OPPORTUNITIES FUND NOTES TO FINANCIAL STATEMENTS (Continued)

3. Investment Transactions

During the period ended February 29, 2016, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $4,773,358 and $30,795, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by Marshfield Associates, Inc. (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 1.00% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has contractually agreed, until December 31, 2018, to reduce its investment advisory fees and reimburse other expenses to limit Total Annual Operating Expenses (exclusive of brokerage costs; taxes; interest; costs to organize the Fund; acquired fund fees and expenses such as litigation and merger or reorganization costs; extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business; and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) to an amount not exceeding 1.25% of the Fund’s average daily net assets. Accordingly, during the period ended February 29, 2016, the Adviser did not collect any of its advisory fees and reimbursed other operating expenses totaling $17,199.

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided the repayments do not cause Total Annual Operating Expenses to exceed the (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of February 29, 2016, the Adviser may seek repayment of investment advisory fee reductions and expense reimbursements totaling $22,995 no later than February 28, 2019.

An officer of the Fund is also an officer of the Adviser.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides fund administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including but not limited to postage, supplies and costs of pricing the Fund’s portfolio securities.

14

MARSHFIELD CONCENTRATED OPPORTUNITIES FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor and are not paid by the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each Independent Trustee receives from the Fund a fee of $500 for each Board meeting attended plus reimbursement of travel and other meeting-related expenses. Each Independent Trustee also receives a $500 annual retainer from the Fund.

PRINICIPAL HOLDERS OF FUND SHARES

As of February 29, 2016, the following shareholders owned of record 5% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
Christopher M. Niemczewski	20%
Elise J. Hoffman	20%
Melissa Vinick Gilbert	13%
Carolyn Miller	12%

5. Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of February 29, 2016, the Fund had 40.9% of the value of its net assets invested in securities within the Financials sector.

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

15

MARSHFIELD CONCENTRATED OPPORTUNITIES FUND NOTES TO FINANCIAL STATEMENTS (Continued)

7. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

16

MARSHFIELD CONCENTRATED OPPORTUNITIES FUND ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (December 29, 2015) and held until the end of the period (February 29, 2016).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

17

MARSHFIELD CONCENTRATED OPPORTUNITIES FUND ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

	Beginning Account Value September 1, 2015 (a)	Ending Account Value February 29, 2016	Net Expense Ratio (b)	Expenses Paid During Period (c)
Based on Actual Fund Return	$1,000.00	$ 935.00	1.25%	$2.08
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,018.65	1.25%	$6.27

(a)	Beginning Account Value is as of December 29, 2015 (date of commencement of operations) for Actual Fund Return information.
(b)	Annualized, based on the Fund’s expenses for the period since inception.
(c)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 63/366 (to reflect the period since inception) and 182/366 (to reflect the one-half year period), for Actual Fund Return and Hypothetical 5% Return information, respectively.

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-855-691-5288, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the period ended June 30, 2016 will be available on or before August 31, 2016 without charge upon request by calling toll-free 1-855-691-5288, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-855-691-5288. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

18

MARSHFIELD CONCENTRATED OPPORTUNITIES FUND DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

The Board, including the Independent Trustees voting separately, has reviewed and approved the Fund’s Advisory Agreement with the Adviser for an initial two-year term. Approval of the Advisory Agreement took place at an in-person meeting held on October 19 and 20, 2015, at which all of the Trustees were present.

In the course of their deliberations, the Board was advised by legal counsel. The Board received and reviewed information provided by the Adviser in response to requests of the Board and counsel.

In considering the Advisory Agreement and reaching their conclusions with respect thereto, the Board reviewed and analyzed various factors that they determined were relevant, including the factors described below.

The nature, extent, and quality of the services to be provided by the Adviser. In this regard, the Board considered the responsibilities the Adviser would have under the Advisory Agreement. The Board also considered the anticipated services that the Adviser would provide to the Fund including, without limitation, the Adviser’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objective and limitations, proposed initial marketing and distribution efforts, and compliance procedures and practices. After reviewing the foregoing and further information provided by the Adviser to the Board (e.g., descriptions of the Adviser’s business, compliance program, and Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser to the Fund were satisfactory and adequate.

The investment management capabilities and experience of the Adviser. In this regard, the Board considered the investment management experience of the portfolio managers. The Board considered it’s discussion with the Adviser’s representatives the investment objective and strategies for the Fund and the Adviser’s experience and plans for implementing such strategies. In particular, the Board received information from the Adviser regarding the experience of the Fund’s portfolio managers in managing substantially similar strategies. After consideration of these factors, as well as other factors, the Board determined that the Adviser has the requisite capabilities and experience to serve as investment adviser for the Fund.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund. In this regard, the Board considered the Adviser’s methods of operation; the education and experience of its personnel; its compliance program, policies, and procedures; its financial condition and the level of commitment to the Fund; the projected asset levels of the Fund; and the overall expenses of the Fund, including the advisory fee. The Board reviewed the ELA, and noted the benefit to the Fund from the Adviser’s commitment to reduce its advisory fee or reimburse other operating expenses until December 31, 2018. The Board considered the Adviser’s financial condition and its ability to satisfy its financial commitments to the Fund. The Board also considered potential benefits

19

MARSHFIELD CONCENTRATED OPPORTUNITIES FUND DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

to the Adviser in managing the Fund, including promotion of the Adviser’s name. The Board compared the Fund’s proposed advisory fee and overall expense ratio to other comparable funds (in terms of the type of fund, the style of investment management, the projected size of the Fund, and the nature of the investment strategy) and the fees charged by the Adviser to its other managed accounts. The Board noted that, while the Fund’s advisory fee (1.00%) is above the peer group’s average and average of the larger Morningstar Large Cap Value Category, the fee is equal to the peer group’s median and less than the maximum fee in the Morningstar Large Cap Value Category. The Board further noted that the proposed overall annual net expense ratio (1.25%) is above the average and median expense ratios of the peer group and the Morningstar Large Cap Value Category; the Fund would have the highest expense ratio in the peer group but its expense ratio would be less than the twenty-fifth percentile of the Morningstar Large Cap Value Category. The Board also considered the investment style and strategy of the Fund versus the funds in its peer group. Upon further consideration of the foregoing, the Board concluded that the proposed advisory fee and total expense limit for the Fund are fair and reasonable.

The extent to which the Fund and its investors would benefit from economies of scale. In this regard, the Board considered the Advisory Agreement and the ELA. The Board determined that although the proposed advisory fee did not have breakpoints and would stay the same as the Fund’s asset level increased, the shareholders of the Fund would benefit from the ELA until the Fund’s assets grew to a level where its expenses otherwise fall below the expense limit. Following further consideration of the Fund’s projected asset levels, expectations for growth, and level of fees, the Board determined that the Fund’s fee arrangements with the Adviser would provide benefits in the near term, and the Board can review the arrangements going forward as necessary. The Board concluded the Fund’s arrangements with the Adviser were fair and reasonable in relation to the nature and quality of services to be provided by the Adviser and would benefit the Fund and its shareholders.

Brokerage and portfolio transactions. The Board considered the Adviser’s policies and procedures as it relates to seeking best execution for its clients. The Board also considered the anticipated portfolio turnover rate for the Fund; the method and basis for selecting and evaluating broker-dealers; any anticipated allocation of portfolio business to persons affiliated with the Adviser; and the extent to which the Fund’s trades may be allocated to soft-dollar arrangements. The Board determined that the Adviser’s practices regarding brokerage and portfolio transactions were satisfactory.

Possible conflicts of interest. In evaluating the possibility for conflicts of interest, the Board considered such matters as the Adviser’s process for allocating trades among its different clients, including other clients with similar types of investment objectives and strategies as the Fund. The Board also considered the substance

20

MARSHFIELD CONCENTRATED OPPORTUNITIES FUND DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

and administration of the Adviser’s Code of Ethics. Following its consideration of the factors, the Board determined that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

Conclusion

After consideration of the above factors and in reliance on the information provided by the Adviser and Trust Management, the Board unanimously concluded that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

21

Topturn OneEighty Fund

Semi-Annual Report

February 29, 2016
(Unaudited)

Topturn OneEighty Fund LETTER TO SHAREHOLDERS	March 21, 2016

Dear Fellow Shareholders:

Since its launch on September 1, 2015 through February 29, 2016 the Topturn OneEighty Fund (TTFOX, the “Fund”) delivered a cumulative return of +1.03% versus cumulative benchmark returns of +2.09% for the S&P 500 Index and -1.8% for the Morningstar Diversified Alternatives Total Return Index. In general, a trend-following strategy, like that employed by the Fund, may be slow to adjust to new patterns during periods of significant volatility. While this factor caused the Fund to trail the S&P 500 during the reporting period, the same set of circumstances benefited the Fund when compared to the range of strategies comprising the Morningstar Diversified Alternatives Total Return Index.

For the six months ended February 29, 2016, increased fears over plummeting oil prices, widening credit spreads, negative interest rates, weakening economic data, and valuation concerns led to a significant increase in volatility accompanied by a pullback in most capital markets as investors sought more “safe haven” type assets.

Although the Fund was impacted due to exposure to risk assets that were positively correlated to equity markets, as the pullback progressed, the Fund’s investment model signaled several exposure changes, with allocation to risk assets being reduced, and exposure to safe-haven assets being increased. These adjustments helped to shield against downside during the six- month reporting period.

What is our outlook? We believe that we are in a period where buy-and-hold returns from traditional asset classes offer unattractive long-term value. The recent volatility in equity & fixed income markets has not alleviated the valuation headwinds that we have alluded to in prior communications.

Compounding the valuation problem is uncertainty over the current macroeconomic environment. While we believe recession risks in the U.S. remain low, recent data has continued to weaken. The fears are not so much that the U.S. economy is currently contracting (outside of the energy sector) but rather that China, commodities and the global financial system could ultimately infect the U.S. Meanwhile, here in the U.S., industrial production is falling, inventory/sales ratios are near 7-year highs, retail sales are declining, leading indicators are falling, and labor demand is weakening. In addition, there is increasing uncertainty surrounding this year’s U.S. presidential election and the corresponding effect this will have on taxes, policy, and the business environment. These issues would appear to have the potential to keep pressure on the markets, with higher than average volatility during the course of 2016.

If our premise is correct, investors will need to identify strategies that offer sources of return that are not highly correlated to traditional asset classes. The goal of the Topturn OneEighty Fund is to offer this type of return by tactically allocating assets among non-correlating asset classes as trends are identified.

Thank you for your continued trust and interest in Topturn OneEighty Fund.

Sincerely,

Greg Stewart
Chief Investment Officer / Portfolio Manager

1

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month-end are available by calling 1-888-261-2884.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit our website at www.topturnfunds.com or call 1-888-261-2884 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time, and may no longer be held by the Fund. For a complete listing of the securities held in the Fund as of February 29, 2016, please see the Schedule of Investments section of the annual report. The opinions of the Fund’s adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements, include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

2

Topturn OneEighty Fund
PORTFOLIO INFORMATION
February 29, 2016 (Unaudited)

Sector Diversification (% of Net Assets)

Top 10 Holdings

Security Description	% of Net Assets
SPDR® S&P 500® ETF Trust	26.0%
iShares® 7-10 Year Treasury Bond ETF	22.1%
iShares® 20+ Year Treasury Bond ETF	5.9%
Vanguard Total International Bond ETF	5.7%
SPDR® S&P® Dividend ETF	4.7%
iShares® U.S. Telecommunications ETF	4.0%
Consumer Staples Select Sector SPDR® Fund	3.9%
Utilities Select Sector SPDR® Fund	3.8%
iShares® J.P. Morgan USD Emerging Markets Bond ETF	3.6%
iShares® MSCI USA Minimum Volatility ETF	3.6%

3

Topturn OneEighty Fund SCHEDULE OF INVESTMENTS February 29, 2016 (Unaudited)
U.S.TREASURY OBLIGATIONS — 3.5%	Par Value	Value
U.S. Treasury Bills (a) — 3.5%
0.068%, due 03/31/16	$250,000	$249,948
0.333%, due 06/30/16	250,000	249,718
Total U.S. Treasury Obligations (Cost $499,706)		$499,666

EXCHANGE-TRADED FUNDS — 95.1%	Shares	Value
Commodities & Currencies — 4.5%
CurrencyShares Japanese Yen Trust (b)	2,540	$218,135
iShares® Gold Trust (b)	36,500	437,635
		655,770
International Equities — 1.8%
iShares® MSCI Emerging Markets ETF	8,400	254,604

International Fixed Income — 9.3%
iShares® J.P. Morgan USD Emerging Markets Bond ETF	4,860	521,867
Vanguard Total International Bond ETF	15,070	816,643
		1,338,510
U.S. Fixed Income — 29.6%
iShares® 7-10 Year Treasury Bond ETF	28,840	3,188,551
iShares® 20+ Year Treasury Bond ETF	6,530	855,299
iShares® iBoxx® $ Investment Grade Corporate Bond ETF	1,960	225,420
		4,269,270
U.S. Large Cap Equities — 48.8%
Consumer Staples Select Sector SPDR® Fund	10,930	556,555
iShares® MSCI USA Minimum Volatility ETF	12,440	518,375
iShares® U.S. Telecommunications ETF	19,730	583,811
PowerShares QQQ TrustSM, Series 1	3,870	396,675
SPDR® S&P 500® ETF Trust	19,400	3,755,064
SPDR® S&P® Dividend ETF	9,190	683,920
Utilities Select Sector SPDR® Fund	11,720	542,636
		7,037,036
U.S. Small Cap Equities — 1.1%
iShares® Core S&P Small-Cap ETF	1,570	164,002

Total Exchange-Traded Funds (Cost $13,748,073)		$13,719,192

4

Topturn OneEighty Fund SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 1.4%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.21% (c) (Cost $202,173)	202,173	$202,173

Total Investments at Value — 100.0% (Cost $14,449,952)		$14,421,031

Other Assets in Excess of Liabilities — 0.0%(d)		4,154

Net Assets — 100.0%		$14,425,185

(a)	The rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of February 29, 2016.
(d)	Percentage rounds to less than 0.1%.
See accompanying notes to financial statements.

5

Topturn OneEighty Fund STATEMENT OF ASSETS AND LIABILITIES February 29, 2016 (Unaudited)
ASSETS
Investments in securities:
At acquisition cost	$14,449,952
At value (Note 2)	$14,421,031
Dividends receivable	92
Receivable for investment securities sold	1,133,175
Other assets	1,508
Total assets	15,555,806

LIABILITIES
Payable for investment securities purchased	1,110,109
Payable to Adviser (Note 4)	9,933
Payable to administrator (Note 4)	6,110
Other accrued expenses	4,469
Total liabilities	1,130,621

NET ASSETS	$14,425,185

NET ASSETS CONSIST OF:
Paid-in capital	$14,753,601
Distributions in excess of net investment income	(29,826)
Accumulated net realized losses from security transactions	(269,669)
Net unrealized depreciation on investments	(28,921)
NET ASSETS	$14,425,185

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,432,202

Net asset value, offering price and redemption price per share (Note 2)	$10.07

See accompanying notes to financial statements.

6

Topturn OneEighty Fund STATEMENT OF OPERATIONS For the Period Ended February 29, 2016 (a) (Unaudited)
INVESTMENT INCOME
Dividend income	$78,299
Interest	153
Total investment income	78,452

EXPENSES
Investment advisory fees (Note 4)	47,668
Fund accounting fees (Note 4)	12,384
Administration fees (Note 4)	12,000
Professional fees	10,033
Compliance fees (Note 4)	6,000
Transfer agent fees (Note 4)	6,000
Trustees' fees and expenses (Note 4)	5,181
Registration and filing fees	4,774
Custody and bank service fees	3,826
Postage and supplies	2,542
Printing of shareholder reports	1,110
Other expenses	2,805
Total expenses	114,323
Less fee reductions by the Adviser (Note 4)	(47,588)
Net expenses	66,735

NET INVESTMENT INCOME	11,717

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from security transactions	(283,449)
Capital gain distributions from regulated investment companies	17,141
Net change in unrealized appreciation (depreciation) on investments	(28,921)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(295,229)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(283,512)

(a)	Represents the period from the commencement of operations (September 1, 2015) through February 29, 2016.
See accompanying notes to financial statements.

7

Topturn OneEighty Fund STATEMENT OF CHANGES IN NET ASSETS
Period Ended February 29, 2016 (a) (Unaudited)
FROM OPERATIONS
Net investment income	$11,717
Net realized losses from security transactions	(283,449)
Capital gain distributions from regulated investment companies	17,141
Net change in unrealized appreciation (depreciation) on investments	(28,921)
Net decrease in net assets resulting from operations	(283,512)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(41,543)
From net realized gains on investments	(3,361)
Decrease in net assets from distributions to shareholders	(44,904)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	14,891,797
Net asset value of shares issued in reinvestment of distributions to shareholders	44,904
Payments for shares redeemed	(183,100)
Net increase in net assets from capital share transactions	14,753,601

TOTAL INCREASE IN NET ASSETS	14,425,185

NET ASSETS
Beginning of period	—
End of period	$14,425,185

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(29,826)

CAPITAL SHARE ACTIVITY
Shares sold	1,446,444
Shares reinvested	4,419
Shares redeemed	(18,661)
Net increase in shares outstanding	1,432,202
Shares outstanding at beginning of period	—
Shares outstanding at end of period	1,432,202

(a)	Represents the period from the commencement of operations (September 1, 2015) through February 29, 2016.
See accompanying notes to financial statements.

8

Topturn OneEighty Fund FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout the Period
	Period Ended February 29, 2016 (a) (Unaudited)
Net asset value at beginning of period	$10.00

Income from investment operations:
Net investment income	0.01
Net realized and unrealized gains on investments	0.09	(b)
Total from investment operations	0.10

Less distributions:
From net investment income	(0.03)
From net realized gains on investments	(0.00	)(c)
Total distributions	(0.03)

Net asset value at end of period	$10.07

Total return (d)	1.03	%(e)

Net assets at end of period (000's)	$14,425

Ratios/supplementary data:
Ratio of total expenses to average net assets	3.00	%(f)

Ratio of net expenses to average net assets (g)	1.75	%(f)

Ratio of net investment income to average net assets (g)	0.31	%(f)

Portfolio turnover rate	83	%(e)

(a)	Represents the period from the commencement of operations (September 1, 2016) through February 29, 2016.
(b)	Realized and unrealized gains per share are based on average shares outstanding during the period.
(c)	Amount rounds to less than $0.01 per share.
(d)

Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would be lower if the Adviser had not reduced advisory fees.

(e)	Not annualized.
(f)	Annualized.
(g)	Ratio was determined after advisory fee reductions (Note 4).
See accompanying notes to financial statements.

9

Topturn OneEighty Fund
NOTES TO FINANCIAL STATEMENTS
February 29, 2016 (Unaudited)

1. Organization

Topturn OneEighty Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on September 1, 2015.

The investment objective of the Fund is long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Exchange-traded funds (“ETFs”) are valued at the security’s last sale price on the primary exchange, if available, otherwise at the exchange’s most recently quoted bid price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”) of the Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

Fixed income securities are generally valued using prices provided by an independent pricing service approved by the Board. The independent pricing service will employ methodologies that they believe are appropriate, including actual market transactions, broker-dealer supplied valuations, matrix pricing, or other electronic data processing techniques. These techniques generally consider such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at valuations.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

10

Topturn OneEighty Fund NOTES TO FINANCIAL STATEMENTS (Continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2016:

	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$499,666	$—	$499,666
Exchange-Traded Funds	13,719,192	—	—	13,719,192
Money Market Funds	202,173	—	—	202,173
Total	$13,921,365	$499,666	$—	$14,421,031

As of February 29, 2016, the Fund did not have any transfers between Levels. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 29, 2016. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Security transactions – Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund will distribute to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal

11

Topturn OneEighty Fund NOTES TO FINANCIAL STATEMENTS (Continued)

income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. During the period ended February 29, 2016, the tax character of distributions paid to shareholders was ordinary income.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code. Accordingly, no provision for income tax has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 29, 2016:

Tax cost of portfolio investments	$14,519,703
Gross unrealized appreciation	$268,887
Gross unrealized depreciation	(367,559)
Net unrealized depreciation on investments	(98,672)
Late-year ordinary loss	(29,826)
Other losses	(199,918)
Accumulated deficit	$(328,416)

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current tax period and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

12

Topturn OneEighty Fund NOTES TO FINANCIAL STATEMENTS (Continued)

3. Investment Transactions

During the period ended February 29, 2016, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $21,568,454 and $7,536,932, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by Topturn Fund Advisors, LLC (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 1.25% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”), the Adviser has contractually agreed, until August 31, 2018, to reduce investment advisory fees and reimburse other expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; acquired fund fees and expenses; costs to organize the Fund; extraordinary expenses such as litigation and merger or reorganization costs; other expenses not incurred in the ordinary course of the Funds’ business; and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to an amount not exceeding 1.75% of the Fund’s average daily net assets. Accordingly, during the period ended February 29, 2016, the Adviser reduced its advisory fees in the amount of $47,588.

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of February 29, 2016, the Adviser may seek repayment of investment advisory fee reductions totaling $47,588 no later than February 28, 2019.

An officer of the Fund is also an officer of the Adviser.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides fund administration, fund accounting, compliance, and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses, including, but not limited to postage, supplies and costs of pricing the Fund’s portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser for acting as principal underwriter.

13

Topturn OneEighty Fund NOTES TO FINANCIAL STATEMENTS (Continued)

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor and are not paid by the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each Independent Trustee receives from the Fund a fee of $500 for each Board meeting attended plus reimbursement of travel and other meeting-related expenses. Each Independent Trustee also receives a $500 annual retainer from the Fund.

PRINCIPAL HOLDER OF FUND SHARES

As of February 29, 2016, the following shareholder owned of record 5% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
Charles Schwab & Company, Inc. (for the benefit of its customers)	100%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting.

5. Investment in Other Investment Companies

The Fund may invest a significant portion of its assets in shares of one or more investment companies (i.e., ETFs and money market mutual funds). The Fund will incur additional indirect expenses due to acquired fund fees and expenses and other costs to the extent it invests in shares of other investment companies. From time to time, the Fund may invest greater than 25% of its net assets in one or more investment companies. As of February 29, 2016, the SPDR® S&P 500® ETF Trust represented 26.0% of the Fund’s net assets. Additional information for this security, including its financial statements, is available from the Securities and Exchange Commission’s website at www.sec.gov. ETFs issue their shares to authorized participants in return for a specific basket of securities. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their market value. There are certain risks associated with investments in ETFs. Investments in ETFs are subject to the risk that the ETF’s shares may trade at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risk that the Fund receives less than NAV when selling an ETF) to the ETF’s NAV. Investments in ETFs are also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain securities comprising the index tracked by an ETF may temporarily be unavailable, which may further impede the ETF’s ability to track their applicable index or match the index’s performance. Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities. As of February 29, 2016, the Fund had 95.1% of the value of its net assets invested in ETFs.

14

Topturn OneEighty Fund NOTES TO FINANCIAL STATEMENTS (Continued)

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

15

Topturn OneEighty Fund ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (September 1, 2015) and held until the end of the period (February 29, 2016).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Comission (“SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

16

Topturn OneEighty Fund ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Net Expense Ratio (a)	Expenses Paid During Period (b)
Based on Actual Fund Return	$1,000.00	$1,010.30	1.75%	$8.75
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.16	1.75%	$8.77

(a)	Annualized, based on the Fund’s net expenses for the period since inception.
(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-261-2884, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30, 2016, will be available without charge upon request on or before August 31, 2016 by calling toll-free 1-888-261-2884, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-888-261-2884. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

17

TopturnFund DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

The Board including the Independent Trustees voting separately, reviewed and approved the Fund’s Investment Advisory Agreement (the “Topturn Agreement”) with the Adviser for an initial two-year term. The Board approved the Topturn Agreement at an in-person meeting held on July 20 and 21, 2015, at which all of the Trustees were present.

In the course of their deliberations, the Board was advised by legal counsel. The Board received and reviewed a substantial amount of information provided by the Adviser in response to requests of the Board and counsel.

In considering the Topturn Agreement and reaching its conclusions with respect thereto, the Board reviewed and analyzed various factors that it determined were relevant, including the factors described below.

The nature, extent, and quality of services to be provided by the Adviser. In this regard, the Board considered the Adviser’s responsibilities and services under the Topturn Agreement, including, without limitation, the Adviser’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objective and limitations, proposed initial marketing and distribution efforts, and compliance procedures and practices. After reviewing the foregoing and further information regarding the Adviser’s services, the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser are satisfactory and adequate for the Fund.

The Adviser’s investment management capabilities and experience. In this regard, the Board considered the investment management experience of the Adviser, including the Adviser’s experience and plans for implementing the Fund’s investment objective and strategies. The Board also considered the Adviser’s experience in managing similar types of strategies and its plans for implementing such strategies. In particular, the Board reviewed the Adviser’s prior experience and performance with other accounts that had similar investment objectives and strategies. After consideration of these factors, as well as other factors, the Board determined that the Adviser has the requisite experience to serve as investment adviser for the Fund.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund. In this regard, the Board considered the Adviser’s staffing, personnel, and methods of operation; the education and experience of its key personnel; its compliance program, policies, and procedures; its financial condition; the projected asset levels of the Fund; and the overall expenses of the Fund, including its advisory fee. The Board reviewed the ELA, and noted the benefits that would result to the Fund from the Adviser’s commitment to reduce its advisory fee or reimburse other operating expenses until August 31, 2018. The Board discussed the Adviser’s financial condition and its ability to satisfy its financial commitments to the Fund. The Board also considered potential benefits for the Adviser in managing the Fund, including promotion of the Adviser’s name. The Board compared the Fund’s proposed advisory fee and overall expense ratio to other comparable funds (in terms of the type of fund, the style of investment management, the projected size of the Fund, and the nature of the investment strategy) and the fees charged by the Adviser to its other managed accounts. The Board noted that the Fund’s advisory

18

TopturnFund DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

fee of 1.25% was above the average and median for the Fund’s custom peer group and the Morningstar Tactical Allocation Category. The Board further noted that the proposed overall annual expense ratio of 1.75% for the Fund is above the average expense ratio (1.42%) and median expense ratio (1.55%) of the Fund’s custom peer group, and the Fund would have the highest expense ratio in the peer group (1.61%). The Board considered that compared to the broader Morningstar Tactical Allocation category, the Fund’s average expense ratio is closer to the category’s average expense ratio (1.70%), which would place the Fund in the second quartile. The Board also considered the investment style and strategy of the Fund versus its peer groups. Upon further consideration of the foregoing, the Board concluded that the proposed advisory fee to be paid to the Adviser by the Fund is fair and reasonable.

The extent to which the Fund and its investors would benefit from economies of scale. In this regard, the Board considered the Topturn Agreement and the ELA. The Board determined that the shareholders of the Fund would benefit from the ELA until the Fund’s assets grew to a level where its expenses are below the expense limit. The Board considered the Fund’s projected asset levels, expectations for growth, and fees, and determined that the Fund’ fee arrangements with the Adviser would provide benefits for the next two years. After further discussion, the Board concluded the Fund’s arrangements with the Adviser were fair and reasonable in relation to the nature and quality of the Adviser’s services.

Brokerage and portfolio transactions. In this regard, the Board considered the Adviser’s policies and procedures as it relates to seeking best execution for its clients, including the Fund. The Board also considered the anticipated portfolio turnover rate for the Fund; the method and basis for selecting and evaluating the broker-dealers used by the Adviser; any anticipated allocation of portfolio business to persons affiliated with the Adviser; and the extent to which the Fund’s trades may be allocated to soft-dollar arrangements. After further review and discussion, the Board determined that the Adviser’s practices regarding brokerage and portfolio transactions were satisfactory.

Possible conflicts of interest. In evaluating the possibility for conflicts of interest, the Board considered such matters as the Adviser’s process for allocating trades among its different clients, including other clients with similar investment objectives and strategies as the Fund. The Board also considered the substance and administration of the Adviser’s code of ethics. Following further consideration and discussion, the Board determined that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

After full consideration of the above factors as well as other factors, the Board unanimously concluded that approval of the Topturn Agreement was in the best interests of the Fund and its shareholders.

19

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Item 2. Code of Ethics.

Not required

Item 3. Audit Committee Financial Expert.

Not required

Item 4. Principal Accountant Fees and Services.

Not required

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.
(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Frank L. Newbauer
Frank L. Newbauer, Assistant Secretary

Date	May 9, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Henry M. T. Jones
Henry M. T. Jones, Principal Executive Officer of Blue Current Global Dividend Fund

Date	May 9, 2016

By (Signature and Title)*		/s/ Robert T. Slaymaker
Robert T. Slaymaker, Principal Executive Officer of Alambic Small Cap Value Plus Fund and Alambic Small Cap Growth Fund

Date	May 9, 2016

By (Signature and Title)*		/s/ Daniel Darchuck
Daniel Darchuck, Principal Executive Officer of Topturn OneEighty Fund

Date	May 9, 2016

By (Signature and Title)*		/s/ Afredo Viegas

Alfredo Viegas, Principal Executive Officer of Castlemain Emerging Markets Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, Castlemaine Market Neutral Fund and Castlemaine Multi-Strategy Fund

Date	May 9, 2016

By (Signature and Title)*		/s/ Christopher M. Niemczewski
Christopher M. Niemczewski, Principal Executive Officer of Marshfield Concentrated Opportunity Fund

Date	May 9, 2016

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer and Principal Accounting Officer

Date	May 9, 2016

* Print the name and title of each signing officer under his or her signature.